UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number: 811-01027

Name of Registrant:     Vanguard World Fund

Address of Registrant:
P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:
Heidi Stam, Esquire
P.O. Box 876
Valley Forge, PA 19482

Date of fiscal year end: February 28th

Date of reporting period: May 31, 2013

Item 1: Schedule of Investments

Vanguard U.S. Growth Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.1%)[1]
Consumer Discretionary (20.3%)
* priceline.com Inc.	135,645	109,049
* Liberty Interactive Corp. Class A	3,299,891	74,083
Lowe's Cos. Inc.	1,063,880	44,800
Harley-Davidson Inc.	786,945	42,920
NIKE Inc. Class B	618,350	38,127
* Dollar General Corp.	654,475	34,556
* AutoZone Inc.	80,480	32,903
Walt Disney Co.	518,845	32,729
News Corp. Class A	894,230	28,714
* Sally Beauty Holdings Inc.	896,270	27,435
Dunkin' Brands Group Inc.	671,535	26,593
Home Depot Inc.	333,810	26,257
Starbucks Corp.	413,900	26,105
Comcast Corp. Class A	640,660	25,722
Sirius XM Radio Inc.	7,162,120	24,924
Time Warner Inc.	417,350	24,361
Starwood Hotels & Resorts Worldwide Inc.	352,360	24,066
Family Dollar Stores Inc.	352,290	21,542
* Amazon.com Inc.	76,950	20,702
Abercrombie & Fitch Co.	375,540	18,807
DR Horton Inc.	764,705	18,628
PVH Corp.	140,855	16,225
* Under Armour Inc. Class A	258,170	16,007
* Michael Kors Holdings Ltd.	230,205	14,461
* O'Reilly Automotive Inc.	107,450	11,702
Ralph Lauren Corp. Class A	66,665	11,672
Yum! Brands Inc.	170,375	11,543
Wynn Resorts Ltd.	80,535	10,944
Lennar Corp. Class A	256,875	10,100
* Discovery Communications Inc. Class A	118,500	9,345
* Chipotle Mexican Grill Inc. Class A	25,725	9,287
L Brands Inc.	155,900	7,797
Wyndham Worldwide Corp.	29,680	1,725
		853,831
Consumer Staples (5.9%)
Walgreen Co.	1,620,937	77,416
* Green Mountain Coffee Roasters Inc.	723,543	52,913
Mead Johnson Nutrition Co.	323,445	26,222
CVS Caremark Corp.	437,775	25,207
Anheuser-Busch InBev NV ADR	238,245	21,899
Pernod-Ricard SA ADR	732,505	17,551
* Monster Beverage Corp.	303,102	16,546
Colgate-Palmolive Co.	178,800	10,342
		248,096
Energy (6.6%)
EOG Resources Inc.	707,125	91,290
Kinder Morgan Inc.	2,170,405	82,432
Anadarko Petroleum Corp.	294,035	25,719

Schlumberger Ltd.	340,360	24,856
* Cobalt International Energy Inc.	602,365	15,625
Noble Energy Inc.	215,400	12,418
National Oilwell Varco Inc.	161,975	11,387
* Cameron International Corp.	171,170	10,419
* Kinder Morgan Inc. Warrants, Exp. Date 5/25/17	691,427	3,893
		278,039
Exchange-Traded Fund (0.0%)
2 Vanguard Growth ETF	3,100	248

Financials (7.6%)
* IntercontinentalExchange Inc.	427,650	73,218
Progressive Corp.	2,376,325	60,573
JPMorgan Chase & Co.	807,245	44,068
CME Group Inc.	577,775	39,248
BlackRock Inc.	83,970	23,444
American Express Co.	270,385	20,471
Citigroup Inc.	387,538	20,148
* Affiliated Managers Group Inc.	100,900	16,548
American Tower Corporation	192,075	14,951
T. Rowe Price Group Inc.	121,400	9,209
		321,878
Health Care (11.5%)
Allergan Inc.	945,835	94,101
* Celgene Corp.	621,225	76,814
* Gilead Sciences Inc.	1,321,965	72,021
Novo Nordisk A/S ADR	274,100	44,157
* Biogen Idec Inc.	139,165	33,050
Perrigo Co.	279,575	32,406
* Hologic Inc.	1,103,465	22,897
Covidien plc	332,250	21,131
Agilent Technologies Inc.	406,080	18,456
* Regeneron Pharmaceuticals Inc.	75,345	18,224
* IDEXX Laboratories Inc.	215,928	17,801
Bristol-Myers Squibb Co.	347,725	15,999
* Vertex Pharmaceuticals Inc.	141,340	11,351
* Intuitive Surgical Inc.	16,270	8,095
		486,503
Industrials (6.2%)
Precision Castparts Corp.	195,025	41,720
Union Pacific Corp.	158,800	24,554
Eaton Corp. plc	347,035	22,925
AMETEK Inc.	526,795	22,731
JB Hunt Transport Services Inc.	258,255	19,023
Safran SA ADR	362,665	18,996
Cummins Inc.	142,295	17,023
* IHS Inc. Class A	155,956	16,396
* Stericycle Inc.	142,900	15,685
Caterpillar Inc.	174,997	15,015
Nielsen Holdings NV	387,030	13,124
Donaldson Co. Inc.	330,266	12,388
Equifax Inc.	176,000	10,718
Kansas City Southern	93,315	10,330
		260,628
Information Technology (33.3%)
* Google Inc. Class A	201,295	175,209

	Apple Inc.			357,230	160,639
	Mastercard Inc. Class A			249,190	142,101
	Visa Inc. Class A			737,090	131,305
*	eBay Inc.			1,991,613	107,746
	QUALCOMM Inc.			1,537,185	97,581
*	Adobe Systems Inc.			1,846,625	79,239
	Intuit Inc.			1,001,925	58,552
	Oracle Corp.			1,329,905	44,898
*	Teradata Corp.			804,225	44,836
*	Citrix Systems Inc.			689,113	44,344
*	Cognizant Technology Solutions Corp. Class A			664,460	42,957
*	VeriSign Inc.			819,819	38,564
*	Alliance Data Systems Corp.			143,080	25,338
	Altera Corp.			759,540	25,209
*	Facebook Inc. Class A			863,095	21,016
	Cisco Systems Inc.			787,010	18,951
*	LinkedIn Corp. Class A			107,835	18,066
*	Salesforce.com Inc.			426,710	18,063
*	ServiceNow Inc.			482,555	17,739
*	Juniper Networks Inc.			971,675	17,228
*	Splunk Inc.			324,507	15,174
*	VeriFone Systems Inc.			638,983	14,907
*	BMC Software Inc.			257,061	11,644
*	Trimble Navigation Ltd.			378,975	10,573
*	Red Hat Inc.			208,500	10,056
	Broadcom Corp. Class A			268,355	9,637
					1,401,572
Materials (2.4%)
	Monsanto Co.			537,195	54,063
	Syngenta AG ADR			495,125	38,541
	Praxair Inc.			90,440	10,340
					102,944
Telecommunication Services (2.3%)
*	Crown Castle International Corp.			1,213,136	86,436
*	SBA Communications Corp. Class A			160,100	12,051
					98,487
Total Common Stocks (Cost $3,092,224)					4,052,226
		Coupon
Temporary Cash Investments (4.1%)[1]
Money Market Fund (3.7%)
3	Vanguard Market Liquidity Fund	0.136%		156,985,956	156,986

				Face
			Maturity	Amount
			Date	($000)
Repurchase Agreement (0.2%)
	Bank of America Securities, LLC
	(Dated 5/31/13, Repurchase Value
	$6,200,000, collateralized by U.S. Treasury
	Note/Bond 1.000%, 9/30/19)	0.080%	6/3/13	6,200,000	6,200

U.S. Government and Agency Obligations (0.2%)
4	Fannie Mae Discount Notes	0.120%	6/24/13	1,900,000	1,900
[5,6] Federal Home Loan Bank Discount Notes		0.115%	6/5/13	1,500,000	1,500

[5,6] Federal Home Loan Bank Discount Notes	0.115%	7/26/13	5,000,000	4,999
				8,399
Total Temporary Cash Investments (Cost $171,585)				171,585
Total Investments (100.2%) (Cost $3,263,809)				4,223,811
Other Assets and Liabilities-Net (-0.2%)				(8,883)
Net Assets (100%)				4,214,928

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.0% and 1.2%, respectively, of net assets.
2 Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
6 Securities with a value of $5,399,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

U.S. Growth Fund

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,052,226	—	—
Temporary Cash Investments	156,986	14,599	—
Futures Contracts—Liabilities[1]	(1,753)	—	—
Total	4,207,459	14,599	—
1 Represents variation margin on the last day of the reporting period.

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	885	72,083	(1,170)
S&P 500 Index	June 2013	89	36,245	2,113
E-mini S&P Midcap 400 Index	June 2013	110	13,018	609

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $3,263,809,000. Net unrealized appreciation of investment securities for tax purposes was $960,002,000, consisting of unrealized gains of $1,013,367,000 on securities that had risen in value since their purchase and $53,365,000 in unrealized losses on securities that had fallen in value since their purchase.

International Growth Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (96.4%)[1]
Argentina (0.4%)
^ MercadoLibre Inc.	650,100	74,515

Australia (2.6%)
Brambles Ltd.	18,078,295	157,480
Fortescue Metals Group Ltd.	32,107,535	100,189
Woodside Petroleum Ltd.	2,532,175	86,307
James Hardie Industries plc	6,196,069	58,439
Newcrest Mining Ltd.	3,675,320	50,212
Cochlear Ltd.	743,560	45,781
Atlas Iron Ltd.	17,001,988	12,289
		510,697
Brazil (3.0%)
BM&FBovespa SA	20,386,500	132,020
Itau Unibanco Holding SA ADR	7,255,682	109,125
Vale SA Class B ADR	6,764,400	91,184
Cia Brasileira de Distribuicao Grupo Pao de Acucar ADR	1,572,249	77,292
Raia Drogasil SA	6,456,300	68,337
Petroleo Brasileiro SA Prior Pfd.	5,433,000	50,708
Vale SA Prior Pfd.	2,670,000	36,065
Banco do Brasil SA	2,279,967	26,730
		591,461
Canada (2.0%)
^ Suncor Energy Inc.	4,473,939	135,718
Toronto-Dominion Bank	1,500,722	121,578
Canadian Pacific Railway Ltd.	539,418	71,718
First Quantum Minerals Ltd.	2,278,053	40,782
Sherritt International Corp.	2,615,219	11,704
* Dominion Diamond Corp.	732,000	11,148
		392,648
Chile (0.3%)
Sociedad Quimica y Minera de Chile SA ADR	1,132,400	52,577

China (7.9%)
Tencent Holdings Ltd.	13,702,000	539,322
* Baidu Inc. ADR	4,606,600	445,182
CNOOC Ltd.	46,181,000	80,896
Beijing Enterprises Holdings Ltd.	9,811,500	79,878
China Overseas Land & Investment Ltd.	26,480,000	78,495
China Resources Enterprise Ltd.	17,714,000	57,546
Shandong Weigao Group Medical Polymer Co. Ltd.	44,588,000	55,864
* New Oriental Education & Technology Group Inc. ADR	2,099,500	46,882
* Youku Tudou Inc. ADR	2,077,149	42,478
Mindray Medical International Ltd. ADR	928,974	38,107
Belle International Holdings Ltd.	23,826,000	36,387
Yingde Gases Group Co. Ltd.	32,400,000	34,863
^,* Chaoda Modern Agriculture Holdings Ltd.	17,258,719	690
		1,536,590

Denmark (1.5%)
Novo Nordisk A/S Class B	902,128	146,215
Novozymes A/S	3,172,000	109,854
AP Moeller - Maersk A/S Class B	3,750	26,798
		282,867
France (9.4%)
L'Oreal SA	2,278,493	384,093
Kering	1,429,120	310,561
Sanofi	1,974,673	210,558
Schneider Electric SA	2,380,027	188,337
Essilor International SA	1,347,722	148,284
BNP Paribas SA	2,025,912	118,557
Safran SA	1,819,428	96,712
LVMH Moet Hennessy Louis Vuitton SA	406,540	71,814
^ European Aeronautic Defence and Space Co. NV	1,090,000	62,764
Publicis Groupe SA	750,000	53,663
Vallourec SA	965,000	52,321
* Arkema SA	500,758	51,514
Total SA	875,000	43,736
Societe Generale SA	1,010,000	40,281
		1,833,195
Germany (6.7%)
Adidas AG	1,510,546	164,235
Daimler AG	2,264,491	143,829
HeidelbergCement AG	1,900,999	143,280
Porsche Automobil Holding SE Prior Pfd.	1,518,515	125,240
Infineon Technologies AG	12,949,152	110,183
Volkswagen AG	483,893	102,512
GEA Group AG	2,743,756	99,589
^,* Aixtron SE NA	3,130,112	55,529
MTU Aero Engines AG	535,000	53,740
BASF SE	535,817	51,930
^,* SAP AG	679,000	50,816
Symrise AG	1,185,000	48,293
^ Fresenius Medical Care AG & Co. KGaA	695,000	47,186
Wincor Nixdorf AG	814,000	45,809
Software AG	1,097,000	37,610
^ SMA Solar Technology AG	719,595	23,592
		1,303,373
Hong Kong (4.4%)
AIA Group Ltd.	98,033,000	433,404
Jardine Matheson Holdings Ltd.	3,035,947	199,234
Hong Kong Exchanges and Clearing Ltd.	4,514,200	75,569
Swire Pacific Ltd. Class A	5,499,000	69,626
Techtronic Industries Co.	14,769,782	37,891
Hang Lung Properties Ltd.	8,672,000	30,369
^ Esprit Holdings Ltd.	6,934,939	10,554
		856,647
India (1.8%)
Housing Development Finance Corp.	7,692,900	121,097
* Idea Cellular Ltd.	40,822,574	94,653
Tata Motors Ltd.	11,594,210	63,855
HDFC Bank Ltd.	3,724,019	46,151
Zee Entertainment Enterprises Ltd.	4,048,233	16,168
		341,924

Indonesia (0.4%)
Bank Mandiri Persero Tbk PT	77,192,500	76,230

Ireland (0.3%)
Kerry Group plc Class A	846,400	48,115

Israel (1.1%)
* Check Point Software Technologies Ltd.	4,334,249	217,059

Italy (2.2%)
* Fiat SPA	28,230,717	221,256
UniCredit SPA	36,182,044	203,063
		424,319
Japan (8.3%)
SMC Corp.	1,513,000	286,929
Rakuten Inc.	19,991,600	222,733
Astellas Pharma Inc.	2,841,988	145,130
Sumitomo Mitsui Financial Group Inc.	3,397,300	134,125
Softbank Corp.	2,673,500	133,635
Suzuki Motor Corp.	4,413,100	107,367
Seven & I Holdings Co. Ltd.	3,061,900	104,004
FANUC Corp.	666,200	98,108
Toyota Motor Corp.	1,129,983	65,945
Sekisui Chemical Co. Ltd.	4,917,000	48,926
Kyocera Corp.	455,100	44,373
MISUMI Group Inc.	1,534,610	39,760
East Japan Railway Co.	521,300	38,603
Canon Inc.	1,127,922	38,539
Sysmex Corp.	539,996	35,427
Hitachi Ltd.	5,231,000	35,209
^ Gree Inc.	2,710,000	26,992
		1,605,805
Luxembourg (0.1%)
* Reinet Investments SCA	542,339	10,693

Mexico (0.5%)
Grupo Financiero Banorte SAB de CV	14,975,522	95,807

Netherlands (0.9%)
* ING Groep NV	9,595,834	89,479
Heineken NV	1,130,793	78,669
TNT Express NV	1,486,955	11,436
		179,584
Norway (1.8%)
Statoil ASA	6,848,696	154,641
DNB ASA	7,510,438	121,453
Schibsted ASA	1,760,994	74,148
		350,242
Peru (0.8%)
Credicorp Ltd. (New York Shares)	1,148,133	158,006

Portugal (0.4%)
Jerónimo Martins SGPS SA	3,627,182	77,155

Russia (0.8%)
Sberbank of Russia ADR	5,395,919	65,606

Magnit OJSC GDR	964,300	52,243
Mail.ru Group Ltd. GDR	1,266,000	35,286
		153,135
Singapore (0.4%)
DBS Group Holdings Ltd.	2,879,439	38,986
Singapore Exchange Ltd.	6,541,000	38,143
		77,129
South Africa (0.4%)
MTN Group Ltd.	1,610,000	29,145
Sasol Ltd.	574,000	25,600
Impala Platinum Holdings Ltd.	1,778,600	18,643
		73,388
South Korea (3.6%)
Samsung Electronics Co. Ltd.	245,575	330,878
NHN Corp.	391,658	105,090
Hyundai Mobis Co. Ltd.	277,112	69,308
Shinhan Financial Group Co. Ltd.	1,907,216	67,997
Hyundai Motor Co.	284,257	52,865
^ Celltrion Inc.	1,180,754	39,343
Hankook Tire Co. Ltd.	839,991	38,989
		704,470
Spain (3.3%)
Inditex SA	2,683,385	332,181
* Banco Santander SA	27,573,835	197,217
Banco Popular Espanol SA	69,140,321	57,136
Distribuidora Internacional de Alimentacion SA	7,176,919	56,249
		642,783
Sweden (5.2%)
Atlas Copco AB Class A	13,299,679	350,999
Svenska Handelsbanken AB Class A	5,576,352	239,692
Sandvik AB	10,604,720	148,554
Alfa Laval AB	5,199,985	113,025
Elekta AB Class B	4,093,089	62,254
Telefonaktiebolaget LM Ericsson Class B	4,700,000	55,210
Investment AB Kinnevik	1,548,982	41,068
		1,010,802
Switzerland (6.7%)
Syngenta AG	751,696	293,234
Roche Holding AG	1,087,579	269,651
Cie Financiere Richemont SA	1,718,964	151,993
Geberit AG	494,180	123,019
Credit Suisse Group AG	3,609,497	106,683
ABB Ltd.	3,984,182	87,173
Novartis AG	929,000	66,546
Swatch Group AG (Bearer)	96,145	54,797
Zurich Insurance Group AG	207,000	54,745
Nestle SA	809,000	53,592
Holcim Ltd.	612,000	47,467
		1,308,900

Taiwan (0.7%)
Taiwan Semiconductor Manufacturing Co. Ltd.			35,282,508	128,292

Thailand (0.4%)
Kasikornbank PCL (Foreign)			12,705,056	81,654

Turkey (1.3%)
Turkiye Garanti Bankasi AS			37,457,981	193,070
BIM Birlesik Magazalar AS			1,198,546	56,576
				249,646
United Kingdom (15.4%)
Prudential plc			17,732,776	298,287
ARM Holdings plc			18,243,000	267,191
Rolls-Royce Holdings plc			14,445,916	262,039
BG Group plc			12,781,253	233,260
Standard Chartered plc			9,882,732	228,831
BHP Billiton plc			7,759,468	223,126
WPP plc			11,802,585	200,929
Diageo plc			6,477,457	191,345
Meggitt plc			16,360,413	131,639
Shire plc			3,326,897	109,503
Aggreko plc			4,059,436	109,189
Centrica plc			15,392,908	88,521
Vodafone Group plc			27,250,634	78,976
British American Tobacco plc			1,187,759	65,266
Inchcape plc			7,807,340	64,593
Unilever plc			1,495,000	62,798
Burberry Group plc			2,741,016	59,948
HSBC Holdings plc			5,370,000	58,915
Capita plc			3,584,735	52,225
Ultra Electronics Holdings plc			1,793,000	47,623
Carnival plc			1,375,000	46,056
G4S plc			10,450,000	39,289
GlaxoSmithKline plc			1,400,000	36,223
AZ Electronic Materials SA			6,800,000	32,717
				2,988,489
United States (1.4%)
* Amazon.com Inc.			1,000,200	269,084
Total Common Stocks (Cost $15,211,166)				18,707,281
	Coupon
Temporary Cash Investments (5.2%)[1]
Money Market Fund (5.0%)
[2,3] Vanguard Market Liquidity Fund	0.136%		963,729,431	963,729

			Face
		Maturity	Amount
		Date	($000)
U.S. Government and Agency Obligations (0.2%)
[4,5] Fannie Mae Discount Notes	0.065%	8/28/13	6,000	5,998
4,5,
6 Fannie Mae Discount Notes	0.098%	11/6/13	13,500	13,490
4,5,
6 Fannie Mae Discount Notes	0.100%	11/13/13	6,000	5,995
[6,7] Federal Home Loan Bank Discount Notes	0.115%	6/5/13	12,000	12,000
[6,7] Federal Home Loan Bank Discount Notes	0.095%	10/4/13	9,600	9,594
[5,7] Federal Home Loan Bank Discount Notes	0.100%	10/11/13	2,500	2,498

[4,6] Freddie Mac Discount Notes	0.090%	9/23/13	1,000	1,000
				50,575
Total Temporary Cash Investments (Cost $1,014,316)				1,014,304
Total Investments (101.6%) (Cost $16,225,482)				19,721,585
Other Assets and Liabilities-Net (-1.6%)[3,5]				(311,520)
Net Assets (100%)				19,410,065

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $292,045,000.
* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 98.7% and 2.9%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3 Includes $310,658,000 of collateral received for securities on loan.
4 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
5 Securities with a value of $9,773,000 and cash of $700,000 have been segregated as collateral for open forward currency contracts.
6 Securities with a value of $25,588,000 have been segregated as initial margin for open futures contracts.
7 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued at their fair values calculated according to procedures adopted by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund's pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund’s net asset value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund's pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).

International Growth Fund

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks—North and South America	1,634,098	—	—
Common Stocks—Other	789,707	16,283,476	—
Temporary Cash Investments	963,729	50,575	—
Futures Contracts—Liabilities[1]	(2,974)	—	—
Forward Currency Contracts—Assets	—	2,803	—
Forward Currency Contracts—Liabilities	—	(11,463)	—
Total	3,384,560	16,325,391	—
1 Represents variation margin on the last day of the reporting period.

D. Futures and Forward Currency Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

The fund also enters into forward currency contracts to provide the appropriate currency exposure related to any open futures contracts or to protect the value of securities and related receivables and payables against changes in foreign exchange rates. The primary risk associated with the fund's use of these contracts is that a counterparty will fail to fulfill its obligation to pay gains due to the fund under the contracts. The fund attempts to mitigate this risk by, among other things, performing a credit analysis of counterparties, monitoring exposure to counterparties, and requiring counterparties to post collateral to secure such exposure. The forward currency contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has posted. Any assets posted as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or posted is compared daily to the value of the forward currency contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.

Futures contracts are valued at their quoted daily settlement prices. Forward currency contracts are valued at their quoted daily prices obtained from an independent third party, adjusted for currency risk based on the expiration date of each contract. The aggregate principal amounts of the contracts

International Growth Fund

are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

				($000)
			Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
Dow Jones EURO STOXX 50 Index	June 2013	4,122	148,191	7,708
FTSE 100 Index	June 2013	1,467	146,204	3,595
Topix Index	June 2013	922	103,408	13,040
S&P ASX 200 Index	June 2013	501	59,238	(1,572)

Unrealized appreciation (depreciation) on open Dow Jones EURO STOXX 50 Index and FTSE 100 Index futures contracts is required to be treated as realized gain (loss) for tax purposes.

At May 31, 2013, the fund had open forward currency contracts to receive and deliver currencies as follows. Unrealized appreciation (depreciation) on open forward currency contracts is treated as realized gain (loss) for tax purposes.

			Contract Amount (000)
					Unrealized
	Contract				Appreciation
	Settlement				(Depreciation)
Counterparty	Date		Receive	Deliver	($000)
Brown Brothers Harriman &
Co.	6/26/13	GBP	94,034USD	140,239	2,611
Brown Brothers Harriman &
Co.	6/26/13	EUR	95,488USD	124,366	(239)
Brown Brothers Harriman &
Co.	6/18/13	JPY	8,665,661USD	92,902	(6,632)
Brown Brothers Harriman &
Co.	6/25/13	AUD	63,466USD	65,220	(4,592)
Brown Brothers Harriman &
Co.	6/26/13	EUR	12,825USD	16,479	192

AUD—Australian dollar.
EUR—Euro.
GBP—British pound.
JPY—Japanese yen.
USD—U.S. dollar.

E. At May 31, 2013, the cost of investment securities for tax purposes was $16,226,311,000. Net unrealized appreciation of investment securities for tax purposes was $3,495,274,000, consisting of unrealized gains of $4,481,313,000 on securities that had risen in value since their purchase and $986,039,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard FTSE Social Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Consumer Discretionary (11.2%)
Home Depot Inc.	150,903	11,870
Walt Disney Co.	180,744	11,401
Ford Motor Co.	385,542	6,045
Lowe's Cos. Inc.	112,318	4,730
Starbucks Corp.	72,418	4,567
* priceline.com Inc.	4,977	4,001
TJX Cos. Inc.	72,994	3,694
NIKE Inc. Class B	59,800	3,687
Viacom Inc. Class B	44,346	2,922
CBS Corp. Class B	58,720	2,907
* General Motors Co.	78,031	2,645
Johnson Controls Inc.	67,825	2,534
Coach Inc.	28,012	1,632
Omnicom Group Inc.	26,139	1,624
VF Corp.	8,631	1,587
* Bed Bath & Beyond Inc.	22,603	1,543
* AutoZone Inc.	3,631	1,485
Ross Stores Inc.	22,197	1,427
* O'Reilly Automotive Inc.	11,490	1,251
Harley-Davidson Inc.	22,775	1,242
Genuine Parts Co.	15,531	1,207
Sirius XM Radio Inc.	326,824	1,137
* Chipotle Mexican Grill Inc. Class A	3,097	1,118
Gap Inc.	27,389	1,111
* Dollar Tree Inc.	22,722	1,092
L Brands Inc.	21,536	1,077
* CarMax Inc.	22,863	1,069
Staples Inc.	67,303	1,010
* BorgWarner Inc.	11,541	936
Tiffany & Co.	11,765	915
H&R Block Inc.	27,107	793
* Lululemon Athletica Inc.	10,177	792
Newell Rubbermaid Inc.	28,820	779
Autoliv Inc.	9,571	751
PetSmart Inc.	10,863	733
Darden Restaurants Inc.	12,842	665
* Mohawk Industries Inc.	5,770	641
Lennar Corp. Class A	15,940	627
Interpublic Group of Cos. Inc.	41,345	588
Scripps Networks Interactive Inc. Class A	8,580	578
Foot Locker Inc.	15,177	521
Hasbro Inc.	11,616	517
* Toll Brothers Inc.	14,590	499
Gannett Co. Inc.	23,122	497
Leggett & Platt Inc.	14,076	450
Garmin Ltd.	11,582	405
Abercrombie & Fitch Co.	8,034	402
Harman International Industries Inc.	6,711	356
* Starz - Liberty Capital	9,818	227

* AutoNation Inc.	3,433	159
Weight Watchers International Inc.	2,739	126
		94,572
Consumer Staples (8.6%)
Procter & Gamble Co.	275,002	21,109
PepsiCo Inc.	154,906	12,512
Colgate-Palmolive Co.	95,604	5,530
Kimberly-Clark Corp.	39,322	3,808
Kraft Foods Group Inc.	58,817	3,243
General Mills Inc.	64,798	3,051
HJ Heinz Co.	32,085	2,322
Whole Foods Market Inc.	34,062	1,766
Mead Johnson Nutrition Co.	20,495	1,661
Estee Lauder Cos. Inc. Class A	22,628	1,534
Kellogg Co.	24,416	1,515
Hershey Co.	16,262	1,449
ConAgra Foods Inc.	41,278	1,391
Clorox Co.	13,033	1,083
Coca-Cola Enterprises Inc.	27,854	1,035
Bunge Ltd.	14,605	1,016
Avon Products Inc.	43,084	1,015
* Green Mountain Coffee Roasters Inc.	13,278	971
Dr Pepper Snapple Group Inc.	20,390	937
Church & Dwight Co. Inc.	13,898	845
McCormick & Co. Inc.	11,944	825
Campbell Soup Co.	18,349	785
Tyson Foods Inc. Class A	28,465	712
Energizer Holdings Inc.	6,251	598
Hormel Foods Corp.	13,708	546
Herbalife Ltd.	10,324	482
* Smithfield Foods Inc.	12,829	423
Hillshire Brands Co.	11,703	405
		72,569
Energy (5.8%)
Schlumberger Ltd.	133,500	9,749
Occidental Petroleum Corp.	81,038	7,461
Anadarko Petroleum Corp.	49,605	4,339
Halliburton Co.	92,911	3,888
Apache Corp.	39,079	3,210
Marathon Oil Corp.	70,531	2,426
Williams Cos. Inc.	68,282	2,402
Devon Energy Corp.	40,502	2,303
Spectra Energy Corp.	66,742	2,040
Baker Hughes Inc.	43,600	1,983
Chesapeake Energy Corp.	66,429	1,451
* FMC Technologies Inc.	23,949	1,333
* Southwestern Energy Co.	35,028	1,320
EQT Corp.	14,930	1,193
Noble Corp.	25,181	976
CONSOL Energy Inc.	22,576	783
* Denbury Resources Inc.	38,678	710
Peabody Energy Corp.	26,784	527
* Rowan Cos. plc Class A	12,427	413
* WPX Energy Inc.	19,960	384
* Newfield Exploration Co.	13,551	322
		49,213

Financials (25.6%)
Wells Fargo & Co.	529,403	21,467
JPMorgan Chase & Co.	380,354	20,764
Citigroup Inc.	304,548	15,833
Bank of America Corp.	1,074,156	14,673
American Express Co.	96,147	7,279
US Bancorp	189,660	6,650
* American International Group Inc.	147,799	6,571
MetLife Inc.	88,480	3,912
PNC Financial Services Group Inc.	52,698	3,775
Morgan Stanley	140,462	3,638
BlackRock Inc.	12,727	3,553
Bank of New York Mellon Corp.	117,029	3,518
Prudential Financial Inc.	46,358	3,197
Travelers Cos. Inc.	38,137	3,193
Capital One Financial Corp.	52,301	3,187
American Tower Corporation	39,637	3,085
ACE Ltd.	33,938	3,044
State Street Corp.	45,832	3,033
Aflac Inc.	45,132	2,513
Discover Financial Services	49,842	2,363
Allstate Corp.	48,451	2,337
BB&T Corp.	69,631	2,292
Chubb Corp.	26,217	2,284
Public Storage	14,356	2,179
Marsh & McLennan Cos. Inc.	54,081	2,164
HCP Inc.	45,402	2,151
Franklin Resources Inc.	13,880	2,149
Charles Schwab Corp.	107,954	2,144
CME Group Inc.	31,545	2,143
Ventas Inc.	29,384	2,097
Equity Residential	35,602	2,013
Aon plc	31,157	1,984
T. Rowe Price Group Inc.	24,737	1,877
Prologis Inc.	45,801	1,846
Health Care REIT Inc.	25,879	1,761
SunTrust Banks Inc.	53,567	1,719
Ameriprise Financial Inc.	20,619	1,681
Weyerhaeuser Co.	54,072	1,612
Fifth Third Bancorp	88,029	1,602
Boston Properties Inc.	14,996	1,598
McGraw Hill Financial Inc.	27,735	1,513
Moody's Corp.	22,190	1,474
Loews Corp.	31,277	1,433
Progressive Corp.	55,555	1,416
Northern Trust Corp.	24,034	1,398
Hartford Financial Services Group Inc.	43,504	1,333
Annaly Capital Management Inc.	96,695	1,313
Regions Financial Corp.	140,952	1,287
Host Hotels & Resorts Inc.	71,742	1,276
* IntercontinentalExchange Inc.	7,389	1,265
M&T Bank Corp.	11,257	1,181
Principal Financial Group Inc.	29,449	1,115
SLM Corp.	46,176	1,096
General Growth Properties Inc.	53,391	1,096
KeyCorp	93,192	1,005
Lincoln National Corp.	27,515	981

NYSE Euronext	24,283	977
XL Group plc Class A	30,051	945
* CIT Group Inc.	19,994	921
Kimco Realty Corp.	40,500	897
Macerich Co.	13,653	886
Unum Group	27,489	783
Plum Creek Timber Co. Inc.	16,342	780
Comerica Inc.	18,723	739
Willis Group Holdings plc	17,345	678
Cincinnati Financial Corp.	14,265	675
* Markel Corp.	1,267	663
* Alleghany Corp.	1,698	662
Huntington Bancshares Inc.	84,251	653
* CBRE Group Inc. Class A	27,917	647
Torchmark Corp.	9,075	585
Arthur J Gallagher & Co.	12,641	552
New York Community Bancorp Inc.	41,850	547
Duke Realty Corp.	32,166	533
PartnerRe Ltd.	5,858	531
* Genworth Financial Inc. Class A	48,791	527
Zions Bancorporation	18,376	515
TD Ameritrade Holding Corp.	21,479	504
Axis Capital Holdings Ltd.	11,246	490
People's United Financial Inc.	34,923	481
Liberty Property Trust	11,720	476
WR Berkley Corp.	11,152	457
Legg Mason Inc.	11,517	404
RenaissanceRe Holdings Ltd.	4,658	400
SEI Investments Co.	12,880	394
Brown & Brown Inc.	12,176	393
Assurant Inc.	7,786	387
Commerce Bancshares Inc.	8,791	383
Hudson City Bancorp Inc.	43,792	372
White Mountains Insurance Group Ltd.	575	340
Old Republic International Corp.	23,762	323
City National Corp.	4,538	285
Erie Indemnity Co. Class A	2,576	196
		216,044
Health Care (22.2%)
Johnson & Johnson	274,871	23,139
Pfizer Inc.	709,972	19,332
Merck & Co. Inc.	304,468	14,219
* Gilead Sciences Inc.	150,366	8,192
Amgen Inc.	75,685	7,609
Bristol-Myers Squibb Co.	165,202	7,601
AbbVie Inc.	157,430	6,721
UnitedHealth Group Inc.	102,312	6,408
Abbott Laboratories	157,430	5,773
* Biogen Idec Inc.	23,661	5,619
Eli Lilly & Co.	101,104	5,375
* Celgene Corp.	41,874	5,178
Medtronic Inc.	101,118	5,158
* Express Scripts Holding Co.	81,165	5,042
Baxter International Inc.	55,156	3,879
Thermo Fisher Scientific Inc.	36,148	3,192
Allergan Inc.	30,772	3,061
Covidien plc	47,314	3,009

McKesson Corp.	23,309	2,654
WellPoint Inc.	30,394	2,339
Aetna Inc.	38,119	2,302
* Intuitive Surgical Inc.	4,012	1,996
Cigna Corp.	28,960	1,966
Becton Dickinson and Co.	19,373	1,911
Stryker Corp.	28,682	1,904
* Alexion Pharmaceuticals Inc.	19,414	1,894
* Vertex Pharmaceuticals Inc.	21,610	1,735
* Regeneron Pharmaceuticals Inc.	6,788	1,642
Cardinal Health Inc.	34,072	1,600
* Actavis Inc.	12,722	1,568
Agilent Technologies Inc.	34,435	1,565
* Cerner Corp.	14,758	1,450
Zimmer Holdings Inc.	17,367	1,363
St. Jude Medical Inc.	30,747	1,329
* DaVita HealthCare Partners Inc.	10,475	1,300
Humana Inc.	15,855	1,281
* Life Technologies Corp.	17,188	1,274
* Boston Scientific Corp.	135,463	1,252
AmerisourceBergen Corp. Class A	23,056	1,247
* Mylan Inc.	40,499	1,234
* Forest Laboratories Inc.	26,679	1,060
Perrigo Co.	8,721	1,011
Quest Diagnostics Inc.	15,895	983
* Laboratory Corp. of America Holdings	9,441	939
* Illumina Inc.	12,356	869
* Henry Schein Inc.	8,881	855
* CareFusion Corp.	22,348	821
* Waters Corp.	8,371	810
* Edwards Lifesciences Corp.	11,657	775
CR Bard Inc.	7,159	738
* Varian Medical Systems Inc.	11,002	737
Universal Health Services Inc. Class B	8,984	621
DENTSPLY International Inc.	14,127	590
* Hospira Inc.	16,512	573
Omnicare Inc.	10,540	485
Patterson Cos. Inc.	8,882	347
		187,527
Industrials (5.7%)
Union Pacific Corp.	47,102	7,283
Caterpillar Inc.	65,345	5,607
Deere & Co.	36,922	3,216
FedEx Corp.	29,578	2,850
Illinois Tool Works Inc.	40,580	2,846
CSX Corp.	102,193	2,576
Norfolk Southern Corp.	31,407	2,405
Waste Management Inc.	46,121	1,934
PACCAR Inc.	35,328	1,894
Ingersoll-Rand plc	29,568	1,701
WW Grainger Inc.	6,021	1,550
Stanley Black & Decker Inc.	16,054	1,272
Rockwell Automation Inc.	13,951	1,228
Pentair Ltd.	20,990	1,222
Kansas City Southern	11,032	1,221
ADT Corp.	23,116	938
CH Robinson Worldwide Inc.	16,162	916

Pall Corp.	11,180	763
Masco Corp.	36,022	757
Equifax Inc.	12,058	734
Nielsen Holdings NV	21,298	722
JB Hunt Transport Services Inc.	9,371	690
Fortune Brands Home & Security Inc.	16,313	690
Iron Mountain Inc.	16,692	598
Xylem Inc.	18,567	523
Robert Half International Inc.	13,258	461
Manpowergroup Inc.	7,910	453
Dun & Bradstreet Corp.	4,529	445
Avery Dennison Corp.	10,007	435
Ryder System Inc.	5,049	318
CNH Global NV	2,827	123
		48,371
Information Technology (15.7%)
* Google Inc. Class A	27,134	23,618
Oracle Corp.	364,836	12,317
QUALCOMM Inc.	170,529	10,825
Visa Inc. Class A	53,023	9,446
Mastercard Inc. Class A	10,634	6,064
Accenture plc Class A	64,184	5,270
* EMC Corp.	210,299	5,207
Hewlett-Packard Co.	196,839	4,807
Texas Instruments Inc.	112,113	4,024
Automatic Data Processing Inc.	48,989	3,367
* Yahoo! Inc.	96,474	2,537
Corning Inc.	149,042	2,291
* Salesforce.com Inc.	53,260	2,254
* Adobe Systems Inc.	49,341	2,117
* Cognizant Technology Solutions Corp. Class A	29,795	1,926
Broadcom Corp. Class A	51,969	1,866
Applied Materials Inc.	119,734	1,820
Intuit Inc.	27,322	1,597
* Symantec Corp.	69,231	1,550
Western Digital Corp.	24,007	1,520
Seagate Technology plc	33,513	1,444
* SanDisk Corp.	24,267	1,432
* Citrix Systems Inc.	18,532	1,193
* Micron Technology Inc.	101,500	1,186
* Fiserv Inc.	13,322	1,161
Xerox Corp.	122,079	1,073
Xilinx Inc.	26,262	1,068
Altera Corp.	31,946	1,060
KLA-Tencor Corp.	16,843	948
CA Inc.	34,429	940
* Teradata Corp.	16,847	939
Western Union Co.	56,792	930
* Red Hat Inc.	19,273	930
* Juniper Networks Inc.	51,508	913
* Alliance Data Systems Corp.	5,045	893
Avago Technologies Ltd. Class A	23,514	887
NVIDIA Corp.	59,306	859
* Autodesk Inc.	22,695	856
* Akamai Technologies Inc.	17,004	784
* Check Point Software Technologies Ltd.	15,463	774
* Lam Research Corp.	16,312	763

* VeriSign Inc.	15,625	735
* F5 Networks Inc.	7,971	663
* BMC Software Inc.	14,320	649
* Synopsys Inc.	15,188	554
* NCR Corp.	15,908	531
* VMware Inc. Class A	7,359	523
* Nuance Communications Inc.	25,619	487
* Avnet Inc.	13,727	469
* Arrow Electronics Inc.	10,603	422
* LSI Corp.	55,745	412
Total System Services Inc.	15,945	375
Broadridge Financial Solutions Inc.	12,300	334
DST Systems Inc.	3,305	225
Molex Inc.	6,675	196
Molex Inc. Class A	7,729	190
		132,221
Materials (3.5%)
EI du Pont de Nemours & Co.	93,008	5,189
Dow Chemical Co.	119,567	4,120
Praxair Inc.	29,988	3,429
Ecolab Inc.	26,335	2,224
International Paper Co.	43,635	2,014
Air Products & Chemicals Inc.	21,148	1,997
Mosaic Co.	29,640	1,803
Sherwin-Williams Co.	8,430	1,589
Sigma-Aldrich Corp.	12,058	1,009
Alcoa Inc.	106,046	901
Ashland Inc.	7,940	706
Vulcan Materials Co.	12,927	693
International Flavors & Fragrances Inc.	8,224	660
MeadWestvaco Corp.	17,483	612
Airgas Inc.	5,746	591
Sealed Air Corp.	19,450	467
* Owens-Illinois Inc.	16,574	455
Bemis Co. Inc.	10,399	407
Cliffs Natural Resources Inc.	16,021	289
		29,155
Telecommunication Services (0.4%)
* Sprint Nextel Corp.	299,394	2,186
Windstream Corp.	58,893	473
Frontier Communications Corp.	98,923	409
		3,068
Utilities (1.2%)
Consolidated Edison Inc.	29,043	1,657
Northeast Utilities	31,217	1,301
CenterPoint Energy Inc.	42,650	989
Wisconsin Energy Corp.	23,071	942
ONEOK Inc.	20,505	926
NiSource Inc.	30,914	888
* Calpine Corp.	38,245	777
American Water Works Co. Inc.	17,629	704
Alliant Energy Corp.	11,113	547
MDU Resources Group Inc.	18,801	486
Pepco Holdings Inc.	22,726	472
Questar Corp.	17,618	428

TECO Energy Inc.		21,574	380
			10,497
Total Common Stocks (Cost $689,655)			843,237
	Coupon
Temporary Cash Investment (2.0%)
Money Market Fund (2.0%)
1 Vanguard Market Liquidity Fund (Cost $16,996)	0.136%	16,995,738	16,996

Total Investments (101.9%) (Cost $706,651)			860,233
Other Assets and Liabilities-Net (-1.9%)			(16,293)
Net Assets (100%)			843,940

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $706,651,000. Net unrealized appreciation of investment securities for tax purposes was $153,582,000, consisting of unrealized gains of $181,608,000 on securities that had risen in value since their purchase and $28,026,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (10.5%)
Home Depot Inc.	102,791	8,086
Walt Disney Co.	111,641	7,042
* Amazon.com Inc.	24,977	6,720
McDonald's Corp.	68,968	6,660
Comcast Corp. Class A	141,341	5,675
Ford Motor Co.	264,664	4,150
News Corp. Class A	119,385	3,833
Time Warner Inc.	61,056	3,564
Lowe's Cos. Inc.	76,348	3,215
Starbucks Corp.	48,931	3,086
Target Corp.	44,352	3,083
NIKE Inc. Class B	49,160	3,031
* priceline.com Inc.	3,470	2,790
TJX Cos. Inc.	47,654	2,412
* DIRECTV	37,445	2,289
Yum! Brands Inc.	30,985	2,099
Viacom Inc. Class B	31,149	2,052
CBS Corp. Class B	40,701	2,015
Time Warner Cable Inc.	20,305	1,939
Johnson Controls Inc.	47,011	1,756
* General Motors Co.	47,016	1,593
Comcast Corp.	39,413	1,529
Las Vegas Sands Corp.	25,476	1,475
Coach Inc.	19,335	1,126
Omnicom Group Inc.	18,013	1,119
VF Corp.	6,046	1,112
Carnival Corp.	32,563	1,078
* Bed Bath & Beyond Inc.	14,750	1,007
* AutoZone Inc.	2,346	959
Gap Inc.	23,011	933
Starwood Hotels & Resorts Worldwide Inc.	13,333	911
* Liberty Interactive Corp. Class A	35,236	791
* Liberty Media Corp. Class A	6,121	764
Wynn Resorts Ltd.	5,558	755
Kohl's Corp.	14,181	729
* Dollar General Corp.	10,707	565
News Corp. Class B	15,693	506
Sirius XM Radio Inc.	112,538	392
CBS Corp. Class A	577	29
Viacom Inc. Class A	28	2
		92,872
Consumer Staples (10.9%)
Procter & Gamble Co.	187,729	14,410
Coca-Cola Co.	275,567	11,020
Philip Morris International Inc.	107,597	9,782
Wal-Mart Stores Inc.	114,959	8,603
PepsiCo Inc.	105,978	8,560
Altria Group Inc.	138,111	4,986

CVS Caremark Corp.	84,579	4,870
Colgate-Palmolive Co.	64,274	3,718
Mondelez International Inc. Class A	122,092	3,597
Costco Wholesale Corp.	29,970	3,287
Walgreen Co.	58,461	2,792
Kimberly-Clark Corp.	26,599	2,575
Kraft Foods Group Inc.	40,700	2,244
General Mills Inc.	44,471	2,094
HJ Heinz Co.	22,033	1,594
Archer-Daniels-Midland Co.	45,256	1,459
Sysco Corp.	40,247	1,360
Whole Foods Market Inc.	25,544	1,325
Kellogg Co.	19,883	1,234
Kroger Co.	33,812	1,138
Mead Johnson Nutrition Co.	13,915	1,128
Estee Lauder Cos. Inc. Class A	16,282	1,103
Lorillard Inc.	25,989	1,103
Reynolds American Inc.	22,847	1,099
Campbell Soup Co.	13,974	598
Brown-Forman Corp. Class B	7,118	490
Hershey Co.	5,049	450
		96,619
Energy (11.3%)
Exxon Mobil Corp.	307,896	27,855
Chevron Corp.	133,530	16,391
Schlumberger Ltd.	91,433	6,677
ConocoPhillips	83,908	5,147
Occidental Petroleum Corp.	55,406	5,101
Anadarko Petroleum Corp.	34,369	3,006
Phillips 66	42,720	2,844
Halliburton Co.	60,895	2,548
EOG Resources Inc.	18,657	2,409
Apache Corp.	26,878	2,207
National Oilwell Varco Inc.	29,277	2,058
Marathon Petroleum Corp.	22,807	1,882
Kinder Morgan Inc.	45,601	1,732
Marathon Oil Corp.	48,623	1,672
Williams Cos. Inc.	46,775	1,646
Valero Energy Corp.	38,167	1,551
Devon Energy Corp.	26,522	1,508
Noble Energy Inc.	24,648	1,421
Spectra Energy Corp.	45,898	1,403
Baker Hughes Inc.	30,328	1,379
Hess Corp.	19,901	1,342
Pioneer Natural Resources Co.	9,105	1,263
* Cameron International Corp.	16,998	1,035
Ensco plc Class A	15,949	960
* Southwestern Energy Co.	24,119	909
* FMC Technologies Inc.	16,313	908
Chesapeake Energy Corp.	41,254	901
Murphy Oil Corp.	12,462	789
Noble Corp.	17,353	672
* Weatherford International Ltd.	25,992	351
* Continental Resources Inc.	3,246	263
		99,830

Financials (16.9%)
Wells Fargo & Co.	362,193	14,687
JPMorgan Chase & Co.	263,110	14,363
* Berkshire Hathaway Inc. Class B	118,728	13,543
Citigroup Inc.	198,441	10,317
Bank of America Corp.	743,322	10,154
American Express Co.	75,870	5,744
Goldman Sachs Group Inc.	28,854	4,677
* American International Group Inc.	101,554	4,515
US Bancorp	127,993	4,487
Simon Property Group Inc.	21,377	3,558
MetLife Inc.	60,226	2,663
PNC Financial Services Group Inc.	36,305	2,601
Morgan Stanley	94,426	2,446
Capital One Financial Corp.	39,983	2,436
Bank of New York Mellon Corp.	79,880	2,401
Prudential Financial Inc.	31,825	2,195
Travelers Cos. Inc.	25,978	2,175
BlackRock Inc.	7,593	2,120
American Tower Corporation	27,134	2,112
ACE Ltd.	23,370	2,096
State Street Corp.	31,365	2,076
Aflac Inc.	32,213	1,794
Discover Financial Services	34,120	1,618
Allstate Corp.	32,883	1,586
BB&T Corp.	48,105	1,584
Chubb Corp.	17,960	1,564
Public Storage	10,017	1,521
Marsh & McLennan Cos. Inc.	37,675	1,508
Charles Schwab Corp.	74,606	1,482
HCP Inc.	31,203	1,478
CME Group Inc.	21,753	1,478
Franklin Resources Inc.	9,498	1,470
Ventas Inc.	20,101	1,435
Equity Residential	23,584	1,334
Aon plc	20,328	1,294
T. Rowe Price Group Inc.	16,859	1,279
SunTrust Banks Inc.	37,002	1,187
Ameriprise Financial Inc.	13,999	1,141
Weyerhaeuser Co.	37,472	1,117
Boston Properties Inc.	10,451	1,114
Fifth Third Bancorp	59,977	1,092
McGraw Hill Financial Inc.	19,332	1,055
Invesco Ltd.	30,400	1,026
Loews Corp.	21,481	984
Progressive Corp.	37,422	954
Vornado Realty Trust	11,525	921
Northern Trust Corp.	15,582	906
Host Hotels & Resorts Inc.	49,904	888
Annaly Capital Management Inc.	64,976	882
General Growth Properties Inc.	35,340	725
Prologis Inc.	16,980	684
TD Ameritrade Holding Corp.	14,961	351
* Berkshire Hathaway Inc. Class A	1	171
		148,989
Health Care (12.8%)
Johnson & Johnson	192,154	16,176

Pfizer Inc.	494,057	13,453
Merck & Co. Inc.	207,681	9,699
* Gilead Sciences Inc.	104,574	5,697
Bristol-Myers Squibb Co.	112,518	5,177
Amgen Inc.	51,409	5,168
AbbVie Inc.	108,604	4,636
UnitedHealth Group Inc.	70,374	4,408
Abbott Laboratories	107,993	3,960
* Biogen Idec Inc.	16,242	3,857
Eli Lilly & Co.	70,250	3,734
* Celgene Corp.	29,075	3,595
Medtronic Inc.	69,467	3,544
* Express Scripts Holding Co.	56,215	3,492
Baxter International Inc.	37,478	2,636
Thermo Fisher Scientific Inc.	24,575	2,170
Covidien plc	32,464	2,065
Allergan Inc.	20,492	2,039
McKesson Corp.	16,026	1,825
WellPoint Inc.	20,887	1,608
Aetna Inc.	26,009	1,570
* Intuitive Surgical Inc.	2,758	1,372
Cigna Corp.	19,642	1,334
Becton Dickinson and Co.	13,328	1,314
* Alexion Pharmaceuticals Inc.	13,428	1,310
Stryker Corp.	19,640	1,304
Cardinal Health Inc.	23,480	1,103
Agilent Technologies Inc.	23,815	1,082
Zimmer Holdings Inc.	11,610	911
Humana Inc.	10,909	881
St. Jude Medical Inc.	19,548	845
HCA Holdings Inc.	18,201	711
Zoetis Inc.	6,796	217
		112,893
Industrials (10.0%)
General Electric Co.	714,518	16,662
United Technologies Corp.	63,036	5,982
3M Co.	47,389	5,226
Boeing Co.	51,979	5,147
Union Pacific Corp.	32,290	4,993
United Parcel Service Inc. Class B	50,152	4,308
Honeywell International Inc.	53,884	4,228
Caterpillar Inc.	45,068	3,867
Emerson Electric Co.	49,633	2,852
Danaher Corp.	40,328	2,493
Lockheed Martin Corp.	22,173	2,346
Deere & Co.	26,782	2,333
Precision Castparts Corp.	10,103	2,161
Eaton Corp. plc	32,392	2,140
Illinois Tool Works Inc.	29,424	2,063
FedEx Corp.	20,504	1,975
General Dynamics Corp.	23,109	1,782
CSX Corp.	70,148	1,768
Norfolk Southern Corp.	21,564	1,652
Cummins Inc.	13,052	1,561
Raytheon Co.	22,491	1,499
Northrop Grumman Corp.	16,275	1,341
PACCAR Inc.	24,290	1,302

Waste Management Inc.	30,403	1,275
Ingersoll-Rand plc	19,293	1,110
Tyco International Ltd.	32,041	1,083
Parker Hannifin Corp.	10,212	1,019
Dover Corp.	11,987	938
Stanley Black & Decker Inc.	11,004	872
Rockwell Automation Inc.	9,565	842
Republic Services Inc. Class A	18,672	637
CH Robinson Worldwide Inc.	11,053	627
Fluor Corp.	4,992	315
		88,399
Information Technology (18.9%)
Apple Inc.	64,532	29,019
Microsoft Corp.	518,057	18,070
* Google Inc. Class A	18,382	16,000
International Business Machines Corp.	76,585	15,931
Cisco Systems Inc.	366,332	8,821
Oracle Corp.	243,932	8,235
Intel Corp.	322,829	7,838
QUALCOMM Inc.	118,055	7,494
Visa Inc. Class A	36,430	6,490
* eBay Inc.	80,237	4,341
Mastercard Inc. Class A	7,299	4,162
Accenture plc Class A	44,315	3,639
* EMC Corp.	144,923	3,588
Hewlett-Packard Co.	134,071	3,274
Texas Instruments Inc.	76,005	2,728
* Facebook Inc. Class A	109,882	2,676
Automatic Data Processing Inc.	33,373	2,293
* Yahoo! Inc.	64,220	1,689
Corning Inc.	101,199	1,555
* Salesforce.com Inc.	36,298	1,536
* Adobe Systems Inc.	32,586	1,398
Dell Inc.	101,543	1,356
* Cognizant Technology Solutions Corp. Class A	20,724	1,340
TE Connectivity Ltd.	28,846	1,280
Broadcom Corp. Class A	35,559	1,277
Applied Materials Inc.	82,446	1,253
Intuit Inc.	19,344	1,130
* Symantec Corp.	47,294	1,059
Motorola Solutions Inc.	17,031	987
Analog Devices Inc.	21,056	967
* NetApp Inc.	24,745	929
Paychex Inc.	22,443	835
* Citrix Systems Inc.	12,845	827
Altera Corp.	21,907	727
CA Inc.	21,958	600
* Juniper Networks Inc.	33,373	592
Activision Blizzard Inc.	30,402	439
Xerox Corp.	39,888	351
* VMware Inc. Class A	2,863	204
		166,930
Materials (3.0%)
Monsanto Co.	36,802	3,704
EI du Pont de Nemours & Co.	64,140	3,578
Dow Chemical Co.	82,833	2,854

Praxair Inc.	20,385	2,331
Freeport-McMoRan Copper & Gold Inc.	71,158	2,209
LyondellBasell Industries NV Class A	27,685	1,845
Ecolab Inc.	18,236	1,540
PPG Industries Inc.	9,332	1,434
International Paper Co.	30,332	1,400
Air Products & Chemicals Inc.	14,238	1,344
Mosaic Co.	19,413	1,181
Newmont Mining Corp.	33,821	1,159
Nucor Corp.	21,855	973
Alcoa Inc.	72,921	620
		26,172
Telecommunication Services (3.0%)
AT&T Inc.	377,423	13,206
Verizon Communications Inc.	196,377	9,520
CenturyLink Inc.	43,010	1,469
* Crown Castle International Corp.	20,154	1,436
* Sprint Nextel Corp.	103,418	755
		26,386
Utilities (2.7%)
Duke Energy Corp.	48,410	3,240
Southern Co.	59,680	2,620
Dominion Resources Inc.	39,589	2,239
NextEra Energy Inc.	29,124	2,202
Exelon Corp.	58,704	1,840
American Electric Power Co. Inc.	33,400	1,530
PG&E Corp.	30,196	1,356
Sempra Energy	15,852	1,289
PPL Corp.	40,070	1,190
Consolidated Edison Inc.	20,146	1,150
Public Service Enterprise Group Inc.	34,769	1,149
FirstEnergy Corp.	28,730	1,121
Edison International	22,483	1,033
Xcel Energy Inc.	33,571	964
Entergy Corp.	12,181	839
		23,762

Total Investments (100.0%) (Cost $690,523)		882,852
Other Assets and Liabilities-Net (0.0%)		86
Net Assets (100%)		882,938

* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Vanguard Mega Cap Index Fund

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $690,523,000. Net unrealized appreciation of investment securities for tax purposes was $192,329,000, consisting of unrealized gains of $202,830,000 on securities that had risen in value since their purchase and $10,501,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Growth Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)[1]
Consumer Discretionary (20.0%)
Home Depot Inc.	293,785	23,109
Walt Disney Co.	319,405	20,148
* Amazon.com Inc.	71,485	19,232
Comcast Corp. Class A	476,525	19,132
McDonald's Corp.	197,129	19,037
News Corp. Class A	301,247	9,673
Starbucks Corp.	139,812	8,818
NIKE Inc. Class B	140,632	8,671
* priceline.com Inc.	9,905	7,963
TJX Cos. Inc.	136,185	6,892
* DIRECTV	107,055	6,544
Yum! Brands Inc.	88,503	5,996
Viacom Inc. Class B	89,186	5,876
CBS Corp. Class B	118,158	5,849
Time Warner Cable Inc.	57,991	5,539
Las Vegas Sands Corp.	72,901	4,221
Coach Inc.	55,039	3,207
VF Corp.	17,340	3,188
* Bed Bath & Beyond Inc.	42,337	2,890
* AutoZone Inc.	6,748	2,759
News Corp. Class B	85,261	2,749
Gap Inc.	66,025	2,677
Starwood Hotels & Resorts Worldwide Inc.	38,170	2,607
* Liberty Interactive Corp. Class A	100,938	2,266
* Liberty Media Corp. Class A	17,456	2,180
Wynn Resorts Ltd.	15,838	2,152
* Dollar General Corp.	30,473	1,609
Comcast Corp.	40,468	1,570
Sirius XM Radio Inc.	320,557	1,116
Viacom Inc. Class A	60	4
CBS Corp. Class A	50	2
		207,676
Consumer Staples (9.2%)
Coca-Cola Co.	788,476	31,531
Philip Morris International Inc.	307,586	27,963
Colgate-Palmolive Co.	183,752	10,628
Costco Wholesale Corp.	85,645	9,393
Whole Foods Market Inc.	72,614	3,766
Mead Johnson Nutrition Co.	39,876	3,233
Lorillard Inc.	74,589	3,166
Estee Lauder Cos. Inc. Class A	46,684	3,164
Brown-Forman Corp. Class B	20,205	1,390
Hershey Co.	14,480	1,290
		95,524
Energy (7.2%)
Schlumberger Ltd.	261,676	19,110
Anadarko Petroleum Corp.	98,358	8,603
EOG Resources Inc.	53,390	6,893

National Oilwell Varco Inc.	83,726	5,886
Kinder Morgan Inc.	130,448	4,954
Williams Cos. Inc.	133,765	4,706
Noble Energy Inc.	70,288	4,052
Halliburton Co.	86,953	3,639
Pioneer Natural Resources Co.	25,874	3,588
* Cameron International Corp.	48,818	2,972
Ensco plc Class A	45,819	2,757
* Southwestern Energy Co.	69,189	2,608
* FMC Technologies Inc.	46,727	2,601
Noble Corp.	49,805	1,930
* Continental Resources Inc.	9,163	743
		75,042
Financials (9.5%)
American Express Co.	217,203	16,445
Simon Property Group Inc.	60,888	10,134
* American International Group Inc.	145,106	6,451
BlackRock Inc.	21,719	6,064
American Tower Corporation	77,614	6,042
Public Storage	28,685	4,354
Marsh & McLennan Cos. Inc.	107,727	4,311
Charles Schwab Corp.	213,452	4,239
HCP Inc.	89,213	4,227
Franklin Resources Inc.	27,168	4,206
Ventas Inc.	57,308	4,090
Equity Residential	67,328	3,807
T. Rowe Price Group Inc.	48,136	3,652
Weyerhaeuser Co.	107,140	3,195
Boston Properties Inc.	29,759	3,172
McGraw Hill Financial Inc.	55,195	3,011
Invesco Ltd.	86,800	2,929
Vornado Realty Trust	32,951	2,634
Host Hotels & Resorts Inc.	142,963	2,543
Prologis Inc.	48,505	1,955
General Growth Properties Inc.	50,678	1,040
		98,501
Health Care (8.6%)
* Gilead Sciences Inc.	299,313	16,307
Amgen Inc.	147,010	14,779
* Biogen Idec Inc.	46,472	11,037
* Celgene Corp.	83,186	10,286
* Express Scripts Holding Co.	160,791	9,988
AbbVie Inc.	155,347	6,632
Allergan Inc.	58,517	5,822
* Intuitive Surgical Inc.	7,892	3,926
* Alexion Pharmaceuticals Inc.	38,386	3,744
Stryker Corp.	56,184	3,730
Agilent Technologies Inc.	68,257	3,102
Zoetis Inc.	19,356	619
		89,972
Industrials (6.3%)
3M Co.	135,685	14,962
Union Pacific Corp.	92,253	14,264
United Parcel Service Inc. Class B	143,497	12,326
Danaher Corp.	115,372	7,132
Precision Castparts Corp.	28,771	6,155

	Cummins Inc.			37,356	4,469
	Stanley Black & Decker Inc.			31,475	2,494
	Rockwell Automation Inc.			27,548	2,425
	CH Robinson Worldwide Inc.			31,520	1,787
					66,014
Information Technology (35.6%)
	Apple Inc.			184,564	82,995
*	Google Inc. Class A			52,567	45,755
	International Business Machines Corp.			219,076	45,572
	Oracle Corp.			697,999	23,564
	Intel Corp.			923,658	22,426
	QUALCOMM Inc.			337,767	21,441
	Visa Inc. Class A			104,033	18,532
*	eBay Inc.			229,199	12,400
	Mastercard Inc. Class A			20,878	11,906
	Accenture plc Class A			126,571	10,393
*	EMC Corp.			414,413	10,261
	Texas Instruments Inc.			217,049	7,790
*	Facebook Inc. Class A			314,211	7,651
	Automatic Data Processing Inc.			95,153	6,539
*	Yahoo! Inc.			183,858	4,835
*	Salesforce.com Inc.			103,741	4,391
*	Adobe Systems Inc.			93,098	3,995
*	Cognizant Technology Solutions Corp. Class A			59,361	3,838
	Broadcom Corp. Class A			101,818	3,656
	Intuit Inc.			55,437	3,240
	Motorola Solutions Inc.			48,894	2,834
	Analog Devices Inc.			60,219	2,766
*	NetApp Inc.			71,054	2,667
	Paychex Inc.			64,508	2,401
*	Citrix Systems Inc.			36,752	2,365
	Altera Corp.			62,578	2,077
	Applied Materials Inc.			118,400	1,800
*	Juniper Networks Inc.			94,678	1,679
*	VMware Inc. Class A			8,154	580
					370,349
Materials (3.0%)
	Monsanto Co.			105,087	10,576
	Praxair Inc.			58,190	6,653
	Ecolab Inc.			52,157	4,406
	PPG Industries Inc.			26,687	4,099
	Mosaic Co.			55,445	3,372
	Newmont Mining Corp.			48,550	1,664
					30,770
Telecommunication Services (0.6%)
*	Crown Castle International Corp.			57,714	4,112
	CenturyLink Inc.			61,571	2,103
					6,215
Total Common Stocks (Cost $855,259)					1,040,063
				Face
			Maturity	Amount
		Coupon	Date	($000)
Temporary Cash Investments (0.1%)[1]
U.S. Government and Agency Obligations (0.1%)
[2,3] Fannie Mae Discount Notes		0.120%	6/5/13	300	300

4 Federal Home Loan Bank Discount Notes	0.115%	6/5/13	1,000	1,000
				1,300
Total Temporary Cash Investments (Cost $1,300)				1,300
Total Investments (100.1%) (Cost $856,559)				1,041,363
Other Assets and Liabilities-Net (-0.1%)				(793)
Net Assets (100%)				1,040,570

* Non-income-producing security.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 100.0% and 0.1%, respectively, of net assets.
2 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.
3 Securities with a value of $300,000 have been segregated as initial margin for open futures contracts.
4 The issuer operates under a congressional charter; its securities are generally neither guaranteed by the U.S. Treasury nor backed by the full faith and credit of the U.S. government.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,040,063	—	—
Temporary Cash Investments	—	1,300	—
Futures Contracts—Liabilities[1]	(7)	—	—
Total	1,040,056	1,300	—
1 Represents variation margin on the last day of the reporting period.

Mega Cap Growth Index Fund

C. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The fund may seek to enhance returns by using futures contracts instead of the underlying securities when futures are believed to be priced more attractively than the underlying securities. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued at their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded in the Schedule of Investments as an asset (liability).

At May 31, 2013, the aggregate settlement value of open futures contracts and the related unrealized appreciation (depreciation) were:

($000)
Aggregate
		Number of	Settlement	Unrealized
		Long (Short)	Value	Appreciation
Futures Contracts	Expiration	Contracts	Long (Short)	(Depreciation)
E-mini S&P 500 Index	June 2013	6	489	1

Unrealized appreciation (depreciation) on open futures contracts is required to be treated as realized gain (loss) for tax purposes.

D. At May 31, 2013, the cost of investment securities for tax purposes was $856,559,000. Net unrealized appreciation of investment securities for tax purposes was $184,804,000, consisting of unrealized gains of $191,157,000 on securities that had risen in value since their purchase and $6,353,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Mega Cap Value Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Consumer Discretionary (3.9%)
Ford Motor Co.	375,697	5,891
Time Warner Inc.	86,689	5,060
Lowe's Cos. Inc.	108,406	4,565
Target Corp.	62,874	4,370
Johnson Controls Inc.	66,715	2,492
* General Motors Co.	66,660	2,259
Omnicom Group Inc.	25,589	1,590
Carnival Corp.	46,275	1,532
Kohl's Corp.	20,316	1,044
		28,803
Consumer Staples (12.2%)
Procter & Gamble Co.	266,451	20,453
Wal-Mart Stores Inc.	163,148	12,210
PepsiCo Inc.	150,540	12,159
Altria Group Inc.	195,901	7,072
CVS Caremark Corp.	120,175	6,920
Mondelez International Inc. Class A	173,470	5,110
Walgreen Co.	82,995	3,964
Kimberly-Clark Corp.	37,785	3,659
Kraft Foods Group Inc.	57,749	3,184
General Mills Inc.	63,067	2,969
HJ Heinz Co.	31,329	2,267
Archer-Daniels-Midland Co.	64,309	2,073
Sysco Corp.	57,208	1,933
Kellogg Co.	28,323	1,757
Kroger Co.	48,134	1,621
Reynolds American Inc.	32,426	1,560
Campbell Soup Co.	20,086	860
		89,771
Energy (14.2%)
Exxon Mobil Corp.	437,181	39,552
Chevron Corp.	189,554	23,268
ConocoPhillips	119,034	7,301
Occidental Petroleum Corp.	78,603	7,237
Phillips 66	60,555	4,031
Apache Corp.	38,180	3,136
Marathon Petroleum Corp.	32,291	2,664
Marathon Oil Corp.	69,128	2,377
Valero Energy Corp.	53,969	2,193
Devon Energy Corp.	37,636	2,140
Spectra Energy Corp.	65,290	1,996
Baker Hughes Inc.	43,205	1,965
Hess Corp.	28,330	1,910
Halliburton Co.	43,288	1,811
Chesapeake Energy Corp.	58,276	1,273
Murphy Oil Corp.	17,708	1,121
* Weatherford International Ltd.	37,079	500
		104,475

Financials (22.0%)
Wells Fargo & Co.	514,088	20,846
JPMorgan Chase & Co.	373,263	20,376
* Berkshire Hathaway Inc. Class B	169,169	19,297
Citigroup Inc.	281,534	14,637
Bank of America Corp.	1,055,706	14,421
Goldman Sachs Group Inc.	40,840	6,619
US Bancorp	181,810	6,374
MetLife Inc.	85,266	3,770
PNC Financial Services Group Inc.	51,492	3,689
Morgan Stanley	133,928	3,469
Capital One Financial Corp.	56,696	3,455
Bank of New York Mellon Corp.	113,237	3,404
* American International Group Inc.	71,934	3,198
Prudential Financial Inc.	45,079	3,109
Travelers Cos. Inc.	36,820	3,083
ACE Ltd.	33,153	2,973
State Street Corp.	44,522	2,947
Aflac Inc.	45,614	2,540
Discover Financial Services	48,415	2,295
BB&T Corp.	68,283	2,248
Allstate Corp.	46,571	2,247
Chubb Corp.	25,489	2,220
CME Group Inc.	30,953	2,103
Aon plc	28,948	1,843
SunTrust Banks Inc.	52,691	1,691
Ameriprise Financial Inc.	19,956	1,627
Fifth Third Bancorp	85,520	1,556
Loews Corp.	30,692	1,406
Progressive Corp.	52,787	1,346
Northern Trust Corp.	22,067	1,283
Annaly Capital Management Inc.	92,640	1,258
General Growth Properties Inc.	25,090	515
TD Ameritrade Holding Corp.	21,332	500
* Berkshire Hathaway Inc. Class A	1	171
		162,516
Health Care (15.7%)
Johnson & Johnson	272,631	22,950
Pfizer Inc.	701,108	19,091
Merck & Co. Inc.	294,894	13,771
Bristol-Myers Squibb Co.	159,675	7,347
UnitedHealth Group Inc.	99,943	6,259
Abbott Laboratories	153,171	5,617
Eli Lilly & Co.	99,602	5,295
Medtronic Inc.	98,816	5,041
Baxter International Inc.	53,222	3,743
AbbVie Inc.	77,004	3,287
Thermo Fisher Scientific Inc.	34,934	3,085
Covidien plc	46,047	2,929
McKesson Corp.	22,719	2,587
WellPoint Inc.	29,665	2,283
Aetna Inc.	36,849	2,225
Cigna Corp.	27,974	1,899
Becton Dickinson and Co.	18,938	1,868
Cardinal Health Inc.	33,333	1,565
Zimmer Holdings Inc.	16,447	1,291
Humana Inc.	15,487	1,251

St. Jude Medical Inc.	27,474	1,188
HCA Holdings Inc.	25,852	1,010
		115,582
Industrials (12.6%)
General Electric Co.	1,014,527	23,659
United Technologies Corp.	89,426	8,486
Boeing Co.	73,841	7,312
Honeywell International Inc.	76,479	6,001
Caterpillar Inc.	63,843	5,478
Emerson Electric Co.	70,330	4,041
Lockheed Martin Corp.	31,482	3,332
Deere & Co.	38,034	3,313
Eaton Corp. plc	45,928	3,034
Illinois Tool Works Inc.	41,810	2,932
FedEx Corp.	29,215	2,815
General Dynamics Corp.	32,678	2,519
CSX Corp.	99,653	2,512
Norfolk Southern Corp.	30,753	2,355
Raytheon Co.	31,848	2,122
Northrop Grumman Corp.	23,153	1,908
PACCAR Inc.	34,530	1,851
Waste Management Inc.	43,213	1,812
Ingersoll-Rand plc	27,341	1,573
Tyco International Ltd.	45,262	1,530
Parker Hannifin Corp.	14,597	1,456
Dover Corp.	17,145	1,342
Republic Services Inc. Class A	26,265	896
Fluor Corp.	7,103	449
		92,728
Information Technology (7.2%)
Microsoft Corp.	735,449	25,653
Cisco Systems Inc.	520,196	12,526
Hewlett-Packard Co.	190,182	4,644
Corning Inc.	143,701	2,209
Dell Inc.	144,320	1,927
TE Connectivity Ltd.	41,021	1,821
* Symantec Corp.	67,436	1,510
Applied Materials Inc.	58,205	885
CA Inc.	30,978	846
Activision Blizzard Inc.	43,189	623
Xerox Corp.	56,455	496
		53,140
Materials (3.0%)
EI du Pont de Nemours & Co.	91,201	5,088
Dow Chemical Co.	117,293	4,042
Freeport-McMoRan Copper & Gold Inc.	100,950	3,135
LyondellBasell Industries NV Class A	39,209	2,613
International Paper Co.	43,065	1,987
Air Products & Chemicals Inc.	20,315	1,918
Nucor Corp.	31,075	1,383
Alcoa Inc.	103,568	880
Newmont Mining Corp.	23,970	822
		21,868
Telecommunication Services (4.6%)
AT&T Inc.	535,594	18,740
Verizon Communications Inc.	278,823	13,517

*	Sprint Nextel Corp.			146,141	1,067
	CenturyLink Inc.			30,616	1,046
					34,370
Utilities (4.6%)
	Duke Energy Corp.			68,647	4,594
	Southern Co.			84,660	3,717
	Dominion Resources Inc.			56,109	3,173
	NextEra Energy Inc.			41,296	3,123
	Exelon Corp.			83,302	2,611
	American Electric Power Co. Inc.			47,295	2,167
	PG&E Corp.			42,902	1,927
	Sempra Energy			22,638	1,840
	PPL Corp.			56,920	1,690
	Consolidated Edison Inc.			28,627	1,634
	Public Service Enterprise Group Inc.			49,363	1,631
	FirstEnergy Corp.			40,869	1,594
	Edison International			31,828	1,462
	Xcel Energy Inc.			47,728	1,371
	Entergy Corp.			17,421	1,200
					33,734
Total Common Stocks (Cost $618,586)					736,987
				Face
			Maturity	Amount
		Coupon	Date	($000)
Temporary Cash Investments (0.1%)
U.S. Government and Agency Obligations (0.1%)
1	Fannie Mae Discount Notes	0.120%	6/5/13	300	300
1	Freddie Mac Discount Notes	0.130%	9/16/13	100	100
					400
Total Temporary Cash Investments (Cost $400)					400
Total Investments (100.1%) (Cost $618,986)					737,387
Other Assets and Liabilities-Net (-0.1%)					(459)
Net Assets (100%)					736,928

* Non-income-producing security.
1 The issuer was placed under federal conservatorship in September 2008; since that time, its daily operations have been managed by the Federal Housing Finance Agency and it receives capital from the U.S. Treasury, as needed to maintain a positive net worth, in exchange for senior preferred stock.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Temporary cash investments acquired over 60 days to maturity are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Other temporary cash investments are valued at amortized cost, which approximates market value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used

Mega Cap Value Index Fund

to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	736,987	—	—
Temporary Cash Investments	—	400	—
Total	736,987	400	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $618,986,000. Net unrealized appreciation of investment securities for tax purposes was $118,401,000, consisting of unrealized gains of $127,125,000 on securities that had risen in value since their purchase and $8,724,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Extended Duration Treasury Index Fund

Schedule of Investments
As of May 31, 2013

			Face	Market
		Maturity	Amount	Value
	Coupon	Date	($000)	($000)
U.S. Government and Agency Obligations (100.1%)
U.S. Government Securities (100.1%)
United States Treasury Strip Coupon	0.000%	8/15/33	22,475	11,522
United States Treasury Strip Coupon	0.000%	11/15/33	23,040	11,691
United States Treasury Strip Coupon	0.000%	2/15/34	24,635	12,375
United States Treasury Strip Coupon	0.000%	5/15/34	22,240	11,068
United States Treasury Strip Coupon	0.000%	8/15/34	21,260	10,477
United States Treasury Strip Coupon	0.000%	11/15/34	21,340	10,420
United States Treasury Strip Coupon	0.000%	2/15/35	23,495	11,357
United States Treasury Strip Coupon	0.000%	5/15/35	21,520	10,298
United States Treasury Strip Coupon	0.000%	8/15/35	21,860	10,365
United States Treasury Strip Coupon	0.000%	11/15/35	22,490	10,562
United States Treasury Strip Coupon	0.000%	2/15/36	21,725	10,107
United States Treasury Strip Coupon	0.000%	5/15/36	19,725	9,078
United States Treasury Strip Coupon	0.000%	8/15/36	21,700	9,892
United States Treasury Strip Coupon	0.000%	11/15/36	22,315	10,061
United States Treasury Strip Coupon	0.000%	2/15/37	21,060	9,386
United States Treasury Strip Coupon	0.000%	5/15/37	19,000	8,393
United States Treasury Strip Coupon	0.000%	8/15/37	19,940	8,725
United States Treasury Strip Coupon	0.000%	11/15/37	21,685	9,391
United States Treasury Strip Coupon	0.000%	2/15/38	20,725	8,881
United States Treasury Strip Coupon	0.000%	5/15/38	21,600	9,160
United States Treasury Strip Coupon	0.000%	8/15/38	20,895	8,779
United States Treasury Strip Coupon	0.000%	11/15/38	20,300	8,442
United States Treasury Strip Coupon	0.000%	2/15/39	21,600	8,890
United States Treasury Strip Coupon	0.000%	5/15/39	21,850	8,926
United States Treasury Strip Coupon	0.000%	8/15/39	22,745	9,196
United States Treasury Strip Coupon	0.000%	11/15/39	20,620	8,248
United States Treasury Strip Coupon	0.000%	2/15/40	21,750	8,627
United States Treasury Strip Coupon	0.000%	5/15/40	19,935	7,831
United States Treasury Strip Coupon	0.000%	8/15/40	21,150	8,215
United States Treasury Strip Coupon	0.000%	11/15/40	25,205	9,694
United States Treasury Strip Coupon	0.000%	2/15/41	25,850	9,849
United States Treasury Strip Coupon	0.000%	5/15/41	23,500	8,879
United States Treasury Strip Coupon	0.000%	8/15/41	29,500	11,005
United States Treasury Strip Coupon	0.000%	11/15/41	24,200	8,945
United States Treasury Strip Coupon	0.000%	2/15/42	26,365	9,642
United States Treasury Strip Coupon	0.000%	5/15/42	23,415	8,470
United States Treasury Strip Coupon	0.000%	8/15/42	9,000	3,224
United States Treasury Strip Coupon	0.000%	11/15/42	5,000	1,776
United States Treasury Strip Coupon	0.000%	2/15/43	50	18
United States Treasury Strip Coupon	0.000%	5/15/43	50	17
United States Treasury Strip Principal	0.000%	2/15/36	20,250	9,532
United States Treasury Strip Principal	0.000%	2/15/37	18,850	8,491
United States Treasury Strip Principal	0.000%	5/15/37	18,755	8,364
United States Treasury Strip Principal	0.000%	2/15/38	20,200	8,732
United States Treasury Strip Principal	0.000%	5/15/38	19,845	8,496
United States Treasury Strip Principal	0.000%	2/15/39	19,905	8,251
United States Treasury Strip Principal	0.000%	5/15/39	21,235	8,729
United States Treasury Strip Principal	0.000%	8/15/39	22,200	9,043
United States Treasury Strip Principal	0.000%	11/15/39	22,350	9,010

United States Treasury Strip Principal	0.000%	2/15/40	20,945	8,363
United States Treasury Strip Principal	0.000%	5/15/40	20,800	8,218
United States Treasury Strip Principal	0.000%	8/15/40	21,630	8,442
United States Treasury Strip Principal	0.000%	11/15/40	23,505	9,084
United States Treasury Strip Principal	0.000%	2/15/41	28,085	10,767
United States Treasury Strip Principal	0.000%	5/15/41	31,555	11,956
United States Treasury Strip Principal	0.000%	8/15/41	30,220	11,318
United States Treasury Strip Principal	0.000%	11/15/41	34,395	12,737
United States Treasury Strip Principal	0.000%	2/15/42	32,425	11,873
United States Treasury Strip Principal	0.000%	5/15/42	34,685	12,568
United States Treasury Strip Principal	0.000%	8/15/42	37,110	13,307
United States Treasury Strip Principal	0.000%	11/15/42	31,580	11,221
United States Treasury Strip Principal	0.000%	2/15/43	26,500	9,331
United States Treasury Strip Principal	0.000%	5/15/43	9,050	3,162
Total U.S. Government and Agency Obligations (Cost $517,409)				572,877
				Market
				Value
	Coupon		Shares	($000)
Temporary Cash Investment (0.0%)
Money Market Fund (0.0%)
1 Vanguard Market Liquidity Fund (Cost $121)	0.136%		121,466	121

Total Investments (100.1%) (Cost $517,530)				572,998
Other Assets and Liabilities-Net (-0.1%)				(806)
Net Assets (100%)				572,192

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Bonds, and temporary cash investments acquired over 60 days to maturity, are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Other temporary cash investments are valued at amortized cost, which approximates market value. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Extended Duration Treasury Index Fund

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
U.S. Government and Agency Obligations	—	572,877	—
Temporary Cash Investment	121	—	—
Total	121	572,877	—

C. At May 31, 2013, the cost of investment securities for tax purposes was $517,530,000. Net unrealized appreciation of investment securities for tax purposes was $55,468,000, consisting of unrealized gains of $70,938,000 on securities that had risen in value since their purchase and $15,470,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Discretionary Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (99.9%)
Auto Components (4.1%)
Johnson Controls Inc.	263,971	9,862
Delphi Automotive plc	115,190	5,622
* BorgWarner Inc.	44,433	3,602
Autoliv Inc.	36,920	2,897
* TRW Automotive Holdings Corp.	43,806	2,775
Lear Corp.	36,765	2,205
* Goodyear Tire & Rubber Co.	95,326	1,443
Gentex Corp.	55,046	1,259
* Visteon Corp.	18,172	1,153
Dana Holding Corp.	56,561	1,070
* Tenneco Inc.	23,613	1,048
Cooper Tire & Rubber Co.	23,594	610
Dorman Products Inc.	11,391	507
* American Axle & Manufacturing Holdings Inc.	25,886	461
Allison Transmission Holdings Inc.	14,295	340
Drew Industries Inc.	8,220	311
Standard Motor Products Inc.	7,932	268
* Gentherm Inc.	11,479	211
* Modine Manufacturing Co.	18,433	189
Superior Industries International Inc.	8,959	163
* Stoneridge Inc.	10,318	116
* Federal-Mogul Corp.	9,181	90
* Fuel Systems Solutions Inc.	5,514	86
* Tower International Inc.	2,453	46
		36,334
Automobiles (4.6%)
Ford Motor Co.	1,412,695	22,151
* General Motors Co.	289,223	9,802
Harley-Davidson Inc.	86,955	4,743
* Tesla Motors Inc.	26,457	2,586
Thor Industries Inc.	17,419	744
* Winnebago Industries Inc.	10,953	227
		40,253
Distributors (1.0%)
Genuine Parts Co.	59,719	4,643
* LKQ Corp.	114,863	2,812
Pool Corp.	17,889	920
Core-Mark Holding Co. Inc.	4,037	239
Weyco Group Inc.	2,578	62
		8,676
Diversified Consumer Services (1.4%)
H&R Block Inc.	104,766	3,066
Service Corp. International	82,066	1,476
Sotheby's	25,957	967
* Apollo Group Inc. Class A	38,962	779
DeVry Inc.	22,034	688
* Coinstar Inc.	10,702	623
Hillenbrand Inc.	24,158	576

* Grand Canyon Education Inc.	16,361	526
Weight Watchers International Inc.	11,137	511
Regis Corp.	21,732	400
Matthews International Corp. Class A	10,377	398
Stewart Enterprises Inc. Class A	28,956	376
* Ascent Capital Group Inc. Class A	4,481	325
* K12 Inc.	10,202	303
* Steiner Leisure Ltd.	5,154	262
* American Public Education Inc.	6,417	244
Strayer Education Inc.	4,371	234
* Capella Education Co.	4,726	206
* LifeLock Inc.	16,689	172
* ITT Educational Services Inc.	6,798	163
Universal Technical Institute Inc.	8,320	98
* Bridgepoint Education Inc.	6,614	85
* Corinthian Colleges Inc.	29,629	77
* Career Education Corp.	19,743	59
		12,614
Hotels, Restaurants & Leisure (15.6%)
McDonald's Corp.	386,445	37,319
Starbucks Corp.	288,921	18,222
Yum! Brands Inc.	173,939	11,784
Las Vegas Sands Corp.	158,660	9,186
Starwood Hotels & Resorts Worldwide Inc.	74,486	5,087
Carnival Corp.	148,154	4,904
* Chipotle Mexican Grill Inc. Class A	11,936	4,309
Wynn Resorts Ltd.	31,127	4,230
Marriott International Inc. Class A	96,132	4,039
Wyndham Worldwide Corp.	52,574	3,056
Darden Restaurants Inc.	49,788	2,579
* MGM Resorts International	150,744	2,287
* Panera Bread Co. Class A	10,964	2,103
Royal Caribbean Cruises Ltd.	59,085	2,069
International Game Technology	102,019	1,824
Dunkin' Brands Group Inc.	40,973	1,623
* Penn National Gaming Inc.	25,474	1,402
Domino's Pizza Inc.	21,784	1,291
Six Flags Entertainment Corp.	14,453	1,078
Brinker International Inc.	27,197	1,066
* Bally Technologies Inc.	16,241	925
Vail Resorts Inc.	13,805	884
* Life Time Fitness Inc.	15,766	786
Cheesecake Factory Inc.	19,242	768
* Hyatt Hotels Corp. Class A	17,972	739
* Buffalo Wild Wings Inc.	7,200	691
Cracker Barrel Old Country Store Inc.	7,683	687
Wendy's Co.	113,261	674
Texas Roadhouse Inc. Class A	24,619	582
* Jack in the Box Inc.	15,915	581
* WMS Industries Inc.	20,956	531
Burger King Worldwide Inc.	27,109	501
Bob Evans Farms Inc.	10,662	492
Choice Hotels International Inc.	12,362	488
DineEquity Inc.	6,373	461
* Pinnacle Entertainment Inc.	23,108	455
* Bloomin' Brands Inc.	18,870	439
* Orient-Express Hotels Ltd. Class A	35,587	421

Churchill Downs Inc.	5,016	421
* Papa John's International Inc.	6,431	414
* Krispy Kreme Doughnuts Inc.	22,601	391
* SHFL Entertainment Inc.	22,591	390
* Marriott Vacations Worldwide Corp.	8,206	363
* BJ's Restaurants Inc.	9,435	354
International Speedway Corp. Class A	9,842	341
Ameristar Casinos Inc.	12,623	331
* AFC Enterprises Inc.	8,982	328
Interval Leisure Group Inc.	13,091	283
* Boyd Gaming Corp.	20,739	270
CEC Entertainment Inc.	6,641	266
* Red Robin Gourmet Burgers Inc.	5,052	265
* Sonic Corp.	19,780	260
* Denny's Corp.	35,174	212
* Caesars Entertainment Corp.	13,910	202
* Ruby Tuesday Inc.	21,465	199
* Chuy's Holdings Inc.	5,622	196
* Scientific Games Corp. Class A	17,913	195
* Biglari Holdings Inc.	432	174
* Bravo Brio Restaurant Group Inc.	6,946	125
Marcus Corp.	7,689	99
Speedway Motorsports Inc.	5,232	95
* Del Frisco's Restaurant Group Inc.	4,122	77
* Isle of Capri Casinos Inc.	8,400	65
* Ignite Restaurant Group Inc.	2,291	42
Einstein Noah Restaurant Group Inc.	2,515	35
		136,956
Household Durables (4.2%)
Whirlpool Corp.	30,340	3,876
Newell Rubbermaid Inc.	110,223	2,980
* PulteGroup Inc.	134,513	2,904
DR Horton Inc.	111,270	2,711
* Mohawk Industries Inc.	22,689	2,522
Lennar Corp. Class A	62,432	2,455
* Toll Brothers Inc.	61,825	2,113
* Jarden Corp.	42,980	2,002
* NVR Inc.	1,825	1,795
Leggett & Platt Inc.	55,023	1,761
Tupperware Brands Corp.	20,780	1,683
Garmin Ltd.	45,395	1,586
Harman International Industries Inc.	25,975	1,379
* Tempur-Pedic International Inc.	22,872	967
Ryland Group Inc.	17,269	782
KB Home	29,311	649
* Meritage Homes Corp.	13,320	631
MDC Holdings Inc.	14,897	553
* Standard Pacific Corp.	58,158	515
* Helen of Troy Ltd.	11,721	465
La-Z-Boy Inc.	19,750	365
* iRobot Corp.	10,636	359
Ethan Allen Interiors Inc.	9,674	303
* Hovnanian Enterprises Inc. Class A	45,157	277
* M/I Homes Inc.	9,258	230
American Greetings Corp. Class A	10,451	192
* Beazer Homes USA Inc.	9,096	188
* Libbey Inc.	7,377	156

* Universal Electronics Inc.	5,790	155
* Cavco Industries Inc.	2,355	113
NACCO Industries Inc. Class A	1,860	104
CSS Industries Inc.	3,181	88
Blyth Inc.	3,853	54
* Zagg Inc.	7,427	37
* Skullcandy Inc.	5,504	32
		36,982
Internet & Catalog Retail (8.2%)
* Amazon.com Inc.	140,130	37,699
* priceline.com Inc.	19,882	15,984
* Liberty Interactive Corp. Class A	197,317	4,430
* Netflix Inc.	19,392	4,387
* TripAdvisor Inc.	45,159	2,912
Expedia Inc.	42,527	2,444
* Liberty Ventures Class A	13,700	1,118
HSN Inc.	14,916	849
* Groupon Inc.	100,960	775
* Shutterfly Inc.	14,065	686
* HomeAway Inc.	13,345	408
* Blue Nile Inc.	4,647	165
* Overstock.com Inc.	5,834	151
PetMed Express Inc.	7,698	103
Nutrisystem Inc.	9,795	88
* Vitacost.com Inc.	8,691	71
* Orbitz Worldwide Inc.	8,542	65
		72,335
Leisure Equipment & Products (1.5%)
Mattel Inc.	132,629	5,935
Polaris Industries Inc.	25,122	2,399
Hasbro Inc.	44,751	1,991
Brunswick Corp.	34,792	1,168
Sturm Ruger & Co. Inc.	7,736	389
Arctic Cat Inc.	5,019	235
* Smith & Wesson Holding Corp.	24,840	226
* LeapFrog Enterprises Inc.	22,501	215
Callaway Golf Co.	27,140	186
* Steinway Musical Instruments Inc.	2,970	83
JAKKS Pacific Inc.	7,975	81
		12,908
Media (27.1%)
Walt Disney Co.	660,900	41,690
Comcast Corp. Class A	775,355	31,131
Time Warner Inc.	360,370	21,035
News Corp. Class A	630,004	20,229
* DIRECTV	209,961	12,835
Viacom Inc. Class B	171,301	11,287
CBS Corp. Class B	226,213	11,198
Time Warner Cable Inc.	114,073	10,895
Comcast Corp.	238,114	9,239
Omnicom Group Inc.	100,549	6,247
Virgin Media Inc.	103,667	5,148
* Liberty Media Corp. Class A	36,617	4,572
* Discovery Communications Inc. Class A	55,802	4,401
Sirius XM Radio Inc.	1,262,181	4,392
News Corp. Class B	127,616	4,114

* Liberty Global Inc. Class A	51,649	3,807
DISH Network Corp. Class A	83,072	3,202
* Liberty Global Inc.	40,468	2,780
* Charter Communications Inc. Class A	23,454	2,625
* Discovery Communications Inc.	36,010	2,520
Interpublic Group of Cos. Inc.	159,295	2,265
Scripps Networks Interactive Inc. Class A	32,876	2,215
Gannett Co. Inc.	88,236	1,897
* AMC Networks Inc. Class A	22,232	1,423
* Lamar Advertising Co. Class A	30,397	1,420
* Madison Square Garden Co. Class A	23,083	1,351
Cinemark Holdings Inc.	39,489	1,159
Cablevision Systems Corp. Class A	72,740	1,100
* Lions Gate Entertainment Corp.	31,261	900
Washington Post Co. Class B	1,832	856
* Starz - Liberty Capital	36,505	843
Sinclair Broadcast Group Inc. Class A	27,416	741
John Wiley & Sons Inc. Class A	18,445	732
* Live Nation Entertainment Inc.	51,298	698
Morningstar Inc.	8,993	619
* DreamWorks Animation SKG Inc. Class A	26,581	583
Regal Entertainment Group Class A	32,364	573
Meredith Corp.	13,849	568
* New York Times Co. Class A	51,571	545
Arbitron Inc.	9,148	429
Belo Corp. Class A	37,567	421
Valassis Communications Inc.	14,866	386
National CineMedia Inc.	23,077	383
Scholastic Corp.	10,586	320
Loral Space & Communications Inc.	4,552	274
Nexstar Broadcasting Group Inc. Class A	9,685	271
Harte-Hanks Inc.	18,219	163
* EW Scripps Co. Class A	11,222	153
* LIN TV Corp. Class A	11,211	136
* Clear Channel Outdoor Holdings Inc. Class A	14,288	122
* Cumulus Media Inc. Class A	30,519	113
World Wrestling Entertainment Inc. Class A	10,584	103
Fisher Communications Inc.	2,140	88
* Journal Communications Inc. Class A	12,977	86
* Entercom Communications Corp. Class A	7,654	71
* Digital Generation Inc.	8,994	63
* McClatchy Co. Class A	21,730	54
* ReachLocal Inc.	3,052	42
* Martha Stewart Living Omnimedia Class A	11,195	27
		237,540
Multiline Retail (5.6%)
Target Corp.	236,342	16,426
Macy's Inc.	152,614	7,377
* Dollar General Corp.	119,791	6,325
Kohl's Corp.	84,235	4,331
* Dollar Tree Inc.	87,486	4,203
Nordstrom Inc.	60,632	3,566
Family Dollar Stores Inc.	40,146	2,455
* JC Penney Co. Inc.	62,734	1,103
Dillard's Inc. Class A	10,823	999
* Big Lots Inc.	22,270	758
* Sears Holdings Corp.	14,415	704

* Saks Inc.	39,924	592
Fred's Inc. Class A	13,137	208
* Gordmans Stores Inc.	3,196	41
		49,088
Specialty Retail (20.2%)
Home Depot Inc.	576,231	45,326
Lowe's Cos. Inc.	427,955	18,021
TJX Cos. Inc.	281,285	14,236
* Bed Bath & Beyond Inc.	86,960	5,935
* AutoZone Inc.	13,894	5,680
Ross Stores Inc.	85,576	5,503
Gap Inc.	119,896	4,862
L Brands Inc.	94,350	4,718
* O'Reilly Automotive Inc.	43,061	4,690
* CarMax Inc.	87,747	4,104
Staples Inc.	260,677	3,910
Tiffany & Co.	48,924	3,805
Tractor Supply Co.	26,578	2,976
Best Buy Co. Inc.	103,652	2,856
PetSmart Inc.	39,289	2,652
Advance Auto Parts Inc.	28,443	2,319
Signet Jewelers Ltd.	31,350	2,148
* Ulta Salon Cosmetics & Fragrance Inc.	23,258	2,111
* Sally Beauty Holdings Inc.	67,567	2,068
Foot Locker Inc.	58,440	2,006
Dick's Sporting Goods Inc.	37,436	1,959
* Urban Outfitters Inc.	45,418	1,904
Williams-Sonoma Inc.	34,183	1,845
GNC Holdings Inc. Class A	38,622	1,739
GameStop Corp. Class A	46,952	1,557
Abercrombie & Fitch Co.	30,135	1,509
American Eagle Outfitters Inc.	68,182	1,349
* Cabela's Inc.	18,915	1,268
Chico's FAS Inc.	63,668	1,150
* Ascena Retail Group Inc.	52,622	1,070
DSW Inc. Class A	13,512	1,000
* Lumber Liquidators Holdings Inc.	10,510	863
Pier 1 Imports Inc.	36,422	845
Rent-A-Center Inc.	22,597	827
Guess? Inc.	24,402	776
Aaron's Inc.	27,487	772
* CST Brands Inc.	23,216	706
* Express Inc.	31,263	682
Men's Wearhouse Inc.	18,334	664
* AutoNation Inc.	13,997	648
* Genesco Inc.	9,194	621
Buckle Inc.	11,034	590
* Hibbett Sports Inc.	10,176	580
* ANN Inc.	18,453	566
Penske Automotive Group Inc.	17,516	562
Group 1 Automotive Inc.	8,407	534
Monro Muffler Brake Inc.	11,248	529
* Vitamin Shoppe Inc.	11,037	483
* Select Comfort Corp.	21,551	478
* Children's Place Retail Stores Inc.	8,955	478
* Jos A Bank Clothiers Inc.	10,469	470
* Francesca's Holdings Corp.	16,066	459

Lithia Motors Inc. Class A	8,787	458
OfficeMax Inc.	34,837	454
* Asbury Automotive Group Inc.	11,004	453
* Conn's Inc.	9,098	448
* Aeropostale Inc.	30,574	447
* Five Below Inc.	11,427	437
* Office Depot Inc.	93,493	412
Finish Line Inc. Class A	19,080	402
Sonic Automotive Inc. Class A	15,236	347
Brown Shoe Co. Inc.	15,943	332
* Barnes & Noble Inc.	13,895	313
* Zumiez Inc.	8,677	276
Stage Stores Inc.	11,751	270
Cato Corp. Class A	10,498	261
* rue21 inc	5,857	246
* Pep Boys-Manny Moe & Jack	19,721	243
Hot Topic Inc.	14,703	206
Haverty Furniture Cos. Inc.	8,248	203
* Sears Hometown and Outlet Stores Inc.	3,557	198
* Mattress Firm Holding Corp.	5,079	183
* Wet Seal Inc. Class A	32,488	161
* America's Car-Mart Inc.	3,150	142
* Tile Shop Holdings Inc.	5,372	138
* RadioShack Corp.	36,205	134
Stein Mart Inc.	10,215	132
Shoe Carnival Inc.	5,248	127
Big 5 Sporting Goods Corp.	5,571	111
Destination Maternity Corp.	4,137	103
* Kirkland's Inc.	6,058	91
* hhgregg Inc.	5,705	89
* New York & Co. Inc.	14,956	83
* West Marine Inc.	6,508	75
* Citi Trends Inc.	5,680	75
bebe stores inc	13,618	74
* Body Central Corp.	5,573	68
* Tilly's Inc. Class A	3,947	65
Winmark Corp.	866	52
Systemax Inc.	4,676	45
		177,763
Textiles, Apparel & Luxury Goods (6.4%)
NIKE Inc. Class B	275,966	17,016
Coach Inc.	108,053	6,295
VF Corp.	34,048	6,260
Ralph Lauren Corp. Class A	23,469	4,109
PVH Corp.	31,225	3,597
* Lululemon Athletica Inc.	38,884	3,026
* Fossil Inc.	20,609	2,189
* Under Armour Inc. Class A	30,525	1,892
Hanesbrands Inc.	37,931	1,891
Carter's Inc.	20,603	1,485
Wolverine World Wide Inc.	19,342	1,013
* Fifth & Pacific Cos. Inc.	46,172	992
* Iconix Brand Group Inc.	24,906	749
* Steven Madden Ltd.	15,162	735
* Deckers Outdoor Corp.	13,414	720
* Crocs Inc.	33,884	598
Jones Group Inc.	30,389	443

* Tumi Holdings Inc.		16,919	410
* Quiksilver Inc.		48,379	381
Oxford Industries Inc.		5,778	380
* Skechers U.S.A. Inc. Class A		15,050	339
Columbia Sportswear Co.		5,035	303
True Religion Apparel Inc.		9,037	288
* G-III Apparel Group Ltd.		6,324	266
Movado Group Inc.		7,096	256
* Vera Bradley Inc.		7,405	174
* Maidenform Brands Inc.		8,582	156
* Unifi Inc.		5,770	108
Perry Ellis International Inc.		4,533	96
			56,167
Total Common Stocks (Cost $674,784)			877,616
	Coupon
Temporary Cash Investment (0.1%)
1 Vanguard Market Liquidity Fund (Cost $777)	0.136%	777,240	777
Total Investments (100.0%) (Cost $675,561)			878,393
Other Assets and Liabilities-Net (0.0%)			(348)
Net Assets (100%)			878,045

* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $675,561,000. Net unrealized appreciation of investment securities for tax purposes was $202,832,000, consisting of unrealized gains of $216,722,000 on securities that had risen in value since their purchase and $13,890,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Consumer Staples Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Beverages (20.5%)
Coca-Cola Co.	3,794,187	151,729
PepsiCo Inc.	1,445,800	116,777
Coca-Cola Enterprises Inc.	261,345	9,712
Dr Pepper Snapple Group Inc.	202,654	9,318
Beam Inc.	143,628	9,313
* Constellation Brands Inc. Class A	159,774	8,470
Brown-Forman Corp. Class B	122,147	8,406
* Monster Beverage Corp.	140,887	7,691
Molson Coors Brewing Co. Class B	149,800	7,402
* Boston Beer Co. Inc. Class A	9,890	1,512
Coca-Cola Bottling Co. Consolidated	8,310	497
National Beverage Corp.	24,188	397
		331,224
Food & Staples Retailing (22.1%)
Wal-Mart Stores Inc.	1,568,651	117,398
CVS Caremark Corp.	1,201,369	69,175
Costco Wholesale Corp.	425,747	46,692
Walgreen Co.	877,778	41,923
Sysco Corp.	576,150	19,474
Whole Foods Market Inc.	346,572	17,973
Kroger Co.	485,353	16,342
Safeway Inc.	242,471	5,579
* United Natural Foods Inc.	51,768	2,739
Casey's General Stores Inc.	40,554	2,464
Harris Teeter Supermarkets Inc.	49,924	2,346
* Rite Aid Corp.	773,127	2,273
* Fresh Market Inc.	41,523	2,057
PriceSmart Inc.	21,517	1,817
* SUPERVALU Inc.	230,636	1,490
Andersons Inc.	21,164	1,078
* Susser Holdings Corp.	21,565	1,021
Weis Markets Inc.	16,685	683
Nash Finch Co.	29,296	637
Ingles Markets Inc. Class A	26,593	585
Spartan Stores Inc.	32,773	582
* Pantry Inc.	38,993	488
* Natural Grocers by Vitamin Cottage Inc.	16,057	455
* Chefs' Warehouse Inc.	22,041	416
Village Super Market Inc. Class A	10,730	401
Roundy's Inc.	52,282	397
		356,485
Food Products (19.9%)
Mondelez International Inc. Class A	1,650,528	48,625
Kraft Foods Group Inc.	580,059	31,979
General Mills Inc.	633,453	29,823
HJ Heinz Co.	315,160	22,805
Archer-Daniels-Midland Co.	647,104	20,856
Mead Johnson Nutrition Co.	199,509	16,174

	Kellogg Co.	249,813	15,501
	ConAgra Foods Inc.	408,825	13,773
	Hershey Co.	153,476	13,676
	JM Smucker Co.	106,435	10,746
	Bunge Ltd.	145,565	10,131
*	Green Mountain Coffee Roasters Inc.	125,913	9,208
	Campbell Soup Co.	203,741	8,722
	McCormick & Co. Inc.	119,941	8,285
	Tyson Foods Inc. Class A	285,440	7,136
	Hormel Foods Corp.	146,392	5,829
	Ingredion Inc.	78,270	5,332
*	Smithfield Foods Inc.	134,305	4,424
	Hillshire Brands Co.	125,320	4,341
	Flowers Foods Inc.	127,538	4,256
*	Hain Celestial Group Inc.	41,381	2,757
*	TreeHouse Foods Inc.	38,365	2,512
*	Darling International Inc.	125,188	2,455
*	Dean Foods Co.	200,574	2,104
	Lancaster Colony Corp.	21,064	1,737
	B&G Foods Inc.	58,440	1,682
	Sanderson Farms Inc.	23,210	1,600
*	Post Holdings Inc.	36,521	1,541
	Snyders-Lance Inc.	54,875	1,422
*	WhiteWave Foods Co. Class A	77,560	1,353
	J&J Snack Foods Corp.	17,289	1,312
	Fresh Del Monte Produce Inc.	46,896	1,255
*	WhiteWave Foods Co. Class B	71,673	1,185
	Seaboard Corp.	383	1,055
*	Pilgrim's Pride Corp.	80,009	957
	Tootsie Roll Industries Inc.	26,159	822
	Cal-Maine Foods Inc.	18,326	820
*	Boulder Brands Inc.	77,466	813
*	Annie's Inc.	18,498	720
*	Chiquita Brands International Inc.	63,080	637
	Calavo Growers Inc.	18,989	564
*,^ Diamond Foods Inc.		34,605	537
*	Dole Food Co. Inc.	55,529	526
*	Seneca Foods Corp. Class A	13,610	435
			322,423
Household Products (19.7%)
	Procter & Gamble Co.	2,600,845	199,641
	Colgate-Palmolive Co.	913,600	52,843
	Kimberly-Clark Corp.	379,302	36,728
	Clorox Co.	130,003	10,801
	Church & Dwight Co. Inc.	137,807	8,380
	Energizer Holdings Inc.	62,527	5,984
	Spectrum Brands Holdings Inc.	26,242	1,582
	WD-40 Co.	18,127	983
*	Harbinger Group Inc.	58,850	507
*	Central Garden and Pet Co. Class A	51,519	391
*	Central Garden and Pet Co.	36,784	286
			318,126
Personal Products (2.5%)
	Estee Lauder Cos. Inc. Class A	233,816	15,848
	Avon Products Inc.	429,752	10,129
	Herbalife Ltd.	89,607	4,182

Nu Skin Enterprises Inc. Class A		54,535	3,207
* Prestige Brands Holdings Inc.		56,686	1,666
* Elizabeth Arden Inc.		30,479	1,435
Inter Parfums Inc.		23,540	706
* USANA Health Sciences Inc.		10,010	702
* Medifast Inc.		20,097	579
* Revlon Inc. Class A		22,612	450
* Lifevantage Corp.		194,438	428
Nature's Sunshine Products Inc.		26,797	412
*,^ Star Scientific Inc.		258,464	385
			40,129
Tobacco (15.3%)
Philip Morris International Inc.		1,554,615	141,330
Altria Group Inc.		1,961,122	70,797
Lorillard Inc.		374,014	15,873
Reynolds American Inc.		327,126	15,738
Universal Corp.		26,215	1,537
Vector Group Ltd.		74,107	1,189
* Alliance One International Inc.		146,648	534
			246,998
Total Common Stocks (Cost $1,293,968)			1,615,385
	Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $1,486)
	0.136%	1,485,688	1,486
Total Investments (100.1%) (Cost $1,295,454)			1,616,871
Other Assets and Liabilities-Net (-0.1%)[2]			(2,286)
Net Assets (100%)			1,614,585

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $477,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $591,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Consumer Staples Index Fund

Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $1,295,454,000. Net unrealized appreciation of investment securities for tax purposes was $321,417,000, consisting of unrealized gains of $329,020,000 on securities that had risen in value since their purchase and $7,603,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Energy Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Energy Equipment & Services (19.7%)
	Oil & Gas Drilling (3.1%)
	Ensco plc Class A	299,374	18,013
	Noble Corp.	382,131	14,808
	Helmerich & Payne Inc.	160,871	9,932
	Diamond Offshore Drilling Inc.	106,804	7,349
	Nabors Industries Ltd.	446,613	7,150
*	Rowan Cos. plc Class A	191,599	6,369
	Patterson-UTI Energy Inc.	232,680	4,889
*	Atwood Oceanics Inc.	92,351	4,850
*	Unit Corp.	70,516	3,185
*	Hercules Offshore Inc.	237,222	1,639
*	Parker Drilling Co.	224,891	1,003
*	Pioneer Energy Services Corp.	121,070	845
*	Vantage Drilling Co.	419,405	805

	Oil & Gas Equipment & Services (16.6%)
	Schlumberger Ltd.	1,973,749	144,143
	Halliburton Co.	1,370,712	57,364
	National Oilwell Varco Inc.	631,912	44,423
	Baker Hughes Inc.	655,203	29,799
*	Cameron International Corp.	370,275	22,539
*	FMC Technologies Inc.	357,856	19,918
*	Weatherford International Ltd.	1,146,304	15,464
	Oceaneering International Inc.	164,278	11,907
	Core Laboratories NV	71,120	9,797
*	Oil States International Inc.	83,860	8,260
*	Dresser-Rand Group Inc.	116,556	7,063
*	Superior Energy Services Inc.	243,799	6,505
*	Dril-Quip Inc.	54,214	4,904
	Lufkin Industries Inc.	53,898	4,757
	Tidewater Inc.	79,224	4,364
*	Helix Energy Solutions Group Inc.	159,215	3,799
	Bristow Group Inc.	57,842	3,635
*	McDermott International Inc.	369,849	3,532
*	Hornbeck Offshore Services Inc.	56,054	2,916
*	Exterran Holdings Inc.	97,679	2,825
	SEACOR Holdings Inc.	33,041	2,537
	CARBO Ceramics Inc.	33,835	2,230
	Gulfmark Offshore Inc.	42,560	1,952
*	Geospace Technologies Corp.	20,546	1,785
*	Newpark Resources Inc.	158,481	1,767
*	Key Energy Services Inc.	243,047	1,575
*	TETRA Technologies Inc.	143,922	1,498
	RPC Inc.	113,897	1,434
*	ION Geophysical Corp.	224,193	1,433
*	C&J Energy Services Inc.	73,456	1,366
*,^ Nuverra Environmental Solutions Inc.		296,745	1,128
*	Era Group Inc.	36,573	942
*	PHI Inc.	26,556	930

*	Matrix Service Co.	54,334	896
*	Tesco Corp.	68,899	879
*	Basic Energy Services Inc.	60,848	812
*	Dawson Geophysical Co.	20,093	722
*	Willbros Group Inc.	94,033	633
	Gulf Island Fabrication Inc.	29,377	606
*	RigNet Inc.	22,554	562
*	Cal Dive International Inc.	268,158	555
*	Forum Energy Technologies Inc.	2,611	77
			515,070
Oil, Gas & Consumable Fuels (80.3%)
	Coal & Consumable Fuels (1.1%)
	CONSOL Energy Inc.	345,854	11,994
	Peabody Energy Corp.	409,524	8,055
*	Alpha Natural Resources Inc.	357,431	2,388
*	Cloud Peak Energy Inc.	106,555	2,046
	Arch Coal Inc.	361,641	1,866
*,^ Solazyme Inc.		75,183	926
*,^ KiOR Inc.		60,325	279
*,^ James River Coal Co.		66,561	173
*	Uranium Energy Corp.	28,907	62

	Integrated Oil & Gas (42.2%)
	Exxon Mobil Corp.	6,495,113	587,613
	Chevron Corp.	2,902,886	356,329
	Occidental Petroleum Corp.	1,196,857	110,195
	Hess Corp.	460,169	31,020
	Murphy Oil Corp.	278,131	17,611

	Oil & Gas Exploration & Production (25.2%)
	ConocoPhillips	1,716,026	105,261
	Anadarko Petroleum Corp.	741,991	64,902
	EOG Resources Inc.	401,017	51,771
	Apache Corp.	572,145	46,990
	Marathon Oil Corp.	1,055,937	36,314
	Devon Energy Corp.	575,765	32,732
	Noble Energy Inc.	532,546	30,701
	Pioneer Natural Resources Co.	198,457	27,522
	Cabot Oil & Gas Corp.	316,433	22,264
*	Southwestern Energy Co.	527,564	19,884
	Range Resources Corp.	244,903	18,412
	Chesapeake Energy Corp.	837,247	18,285
	EQT Corp.	226,276	18,075
*	Concho Resources Inc.	150,138	12,561
*	Cobalt International Energy Inc.	440,684	11,431
*	Denbury Resources Inc.	588,116	10,792
	Cimarex Energy Co.	132,190	9,272
*	Whiting Petroleum Corp.	179,727	8,280
	QEP Resources Inc.	272,784	7,736
	SM Energy Co.	102,286	6,203
	Energen Corp.	112,454	6,094
*	WPX Energy Inc.	312,869	6,026
*	Continental Resources Inc.	71,761	5,822
*	Gulfport Energy Corp.	120,005	5,723
*	Ultra Petroleum Corp.	242,033	5,514
*	Newfield Exploration Co.	211,029	5,020
*	Rosetta Resources Inc.	94,936	4,449

*	Oasis Petroleum Inc.	118,023	4,386
*	Kodiak Oil & Gas Corp.	420,855	3,695
	Berry Petroleum Co. Class A	75,588	3,274
*	SandRidge Energy Inc.	589,219	3,046
*	Gran Tierra Energy Inc.	460,435	2,892
*	McMoRan Exploration Co.	172,163	2,863
	Energy XXI Bermuda Ltd.	108,265	2,764
*	PDC Energy Inc.	50,861	2,604
*	Bill Barrett Corp.	86,483	1,952
	EXCO Resources Inc.	232,651	1,891
*	Stone Energy Corp.	82,014	1,846
*	Bonanza Creek Energy Inc.	49,350	1,833
*	Carrizo Oil & Gas Inc.	68,540	1,759
*	EPL Oil & Gas Inc.	53,562	1,631
*,^ Halcon Resources Corp.		305,283	1,612
*	Approach Resources Inc.	61,906	1,559
*	Northern Oil and Gas Inc.	107,847	1,420
*	Rex Energy Corp.	85,273	1,416
	Comstock Resources Inc.	86,641	1,398
*	Laredo Petroleum Holdings Inc.	72,081	1,396
*	Swift Energy Co.	82,347	1,117
*	Resolute Energy Corp.	124,960	1,052
	W&T Offshore Inc.	71,201	1,050
*	Magnum Hunter Resources Corp.	302,704	1,038
*	Forest Oil Corp.	216,941	987
	Contango Oil & Gas Co.	25,190	881
*	Goodrich Petroleum Corp.	59,082	742
*	Vaalco Energy Inc.	112,069	686
*	PetroQuest Energy Inc.	149,079	683
*	Clayton Williams Energy Inc.	15,538	678
*	Sanchez Energy Corp.	30,718	672
*	Penn Virginia Corp.	142,553	664
*	Abraxas Petroleum Corp.	243,865	568
*	FX Energy Inc.	137,985	564
*	Triangle Petroleum Corp.	103,989	562
*	Warren Resources Inc.	189,697	556
*	Quicksilver Resources Inc.	250,116	555
*	TransAtlantic Petroleum Ltd.	585,058	467
*	BPZ Resources Inc.	230,441	445
*	Apco Oil and Gas International Inc.	27,343	336
*,^ ZaZa Energy Corp.		121,720	170
*	Evolution Petroleum Corp.	7,079	75
*	Diamondback Energy Inc.	2,198	74
	LinnCo LLC	1,989	72
*	Matador Resources Co.	7,123	71
*	Midstates Petroleum Co. Inc.	10,189	70
*,^ Hyperdynamics Corp.		146,733	69
*	Harvest Natural Resources Inc.	17,736	51

	Oil & Gas Refining & Marketing (6.8%)
	Phillips 66	886,436	59,010
	Marathon Petroleum Corp.	503,977	41,578
	Valero Energy Corp.	827,215	33,610
	HollyFrontier Corp.	291,004	14,405
	Tesoro Corp.	213,134	13,140
	World Fuel Services Corp.	113,488	4,622
	Western Refining Inc.	92,439	3,085

Delek US Holdings Inc.		73,048	2,632
CVR Energy Inc.		30,479	1,914
* Clean Energy Fuels Corp.		124,838	1,656
* Green Plains Renewable Energy Inc.		63,208	1,003
Rentech Inc.		425,664	936
Alon USA Energy Inc.		39,959	732
*,^ Amyris Inc.		130,079	389
PBF Energy Inc.		2,537	74

Oil & Gas Storage & Transportation (5.0%)
Kinder Morgan Inc.		977,131	37,112
Williams Cos. Inc.		956,596	33,653
Spectra Energy Corp.		977,143	29,871
* Kinder Morgan Management LLC		159,172	12,928
* Cheniere Energy Inc.		293,999	8,629
SemGroup Corp. Class A		61,494	3,217
Targa Resources Corp.		48,367	3,116
* Enbridge Energy Management LLC		80,965	2,408
Crosstex Energy Inc.		67,349	1,283
			2,099,788
Total Common Stocks (Cost $2,205,491)			2,614,858
	Coupon
Temporary Cash Investment (0.1%)
Money Market Fund (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $3,251)	0.136%	3,250,502	3,251
Total Investments (100.1%) (Cost $2,208,742)			2,618,109
Other Assets and Liabilities-Net (-0.1%)[2]			(3,141)
Net Assets (100%)			2,614,968

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,775,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,251,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

Energy Index Fund

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $2,208,742,000. Net unrealized appreciation of investment securities for tax purposes was $409,367,000, consisting of unrealized gains of $526,937,000 on securities that had risen in value since their purchase and $117,570,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Financials Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Capital Markets (13.0%)
Goldman Sachs Group Inc.	211,937	34,351
Morgan Stanley	704,956	18,258
BlackRock Inc.	65,163	18,194
Bank of New York Mellon Corp.	556,900	16,740
State Street Corp.	218,927	14,489
Charles Schwab Corp.	551,181	10,946
Franklin Resources Inc.	66,211	10,250
T. Rowe Price Group Inc.	123,518	9,370
Ameriprise Financial Inc.	97,615	7,958
Invesco Ltd.	211,545	7,138
Northern Trust Corp.	108,854	6,330
* Affiliated Managers Group Inc.	25,192	4,131
Raymond James Financial Inc.	60,308	2,652
TD Ameritrade Holding Corp.	105,421	2,471
Eaton Vance Corp.	57,699	2,395
Ares Capital Corp.	127,054	2,180
SEI Investments Co.	70,506	2,158
* American Capital Ltd.	148,874	1,985
Legg Mason Inc.	55,684	1,951
Waddell & Reed Financial Inc. Class A	40,917	1,884
* E*TRADE Financial Corp.	137,161	1,595
Federated Investors Inc. Class B	45,134	1,249
Prospect Capital Corp.	108,280	1,125
* Stifel Financial Corp.	28,551	1,028
Financial Engines Inc.	23,154	998
LPL Financial Holdings Inc.	25,445	944
Apollo Investment Corp.	106,119	880
Janus Capital Group Inc.	82,196	721
Greenhill & Co. Inc.	12,455	620
Fifth Street Finance Corp.	58,010	609
* Virtus Investment Partners Inc.	2,622	608
* Walter Investment Management Corp.	16,189	589
* WisdomTree Investments Inc.	45,138	562
Evercore Partners Inc. Class A	13,774	547
Solar Capital Ltd.	21,713	499
Main Street Capital Corp.	15,665	454
Hercules Technology Growth Capital Inc.	29,075	390
Triangle Capital Corp.	13,093	372
Cohen & Steers Inc.	9,485	358
BlackRock Kelso Capital Corp.	35,686	355
PennantPark Investment Corp.	31,729	353
BGC Partners Inc. Class A	56,549	312
* Knight Capital Group Inc. Class A	85,803	311
Golub Capital BDC Inc.	17,362	304
HFF Inc. Class A	16,154	304
* Piper Jaffray Cos.	8,190	292
* Investment Technology Group Inc.	18,211	252
TICC Capital Corp.	25,296	248
Arlington Asset Investment Corp. Class A	7,466	204

* ICG Group Inc.	18,080	201
Capital Southwest Corp.	1,417	195
FXCM Inc. Class A	12,051	167
MCG Capital Corp.	33,350	165
* Safeguard Scientifics Inc.	10,308	163
TCP Capital Corp.	10,152	162
New Mountain Finance Corp.	10,118	154
GFI Group Inc.	34,392	140
MVC Capital Inc.	10,961	139
THL Credit Inc.	8,693	132
* INTL. FCStone Inc.	6,994	124
GAMCO Investors Inc.	2,173	116
Diamond Hill Investment Group Inc.	1,396	114
Westwood Holdings Group Inc.	2,657	114
* Cowen Group Inc. Class A	32,667	101
Oppenheimer Holdings Inc. Class A	4,999	99
Calamos Asset Management Inc. Class A	9,047	95
* Ladenburg Thalmann Financial Services Inc.	54,444	86
* GSV Capital Corp.	9,170	75
Pzena Investment Management Inc. Class A	4,700	32
		195,488
Commercial Banks (17.8%)
Wells Fargo & Co.	2,400,052	97,322
US Bancorp	893,068	31,311
PNC Financial Services Group Inc.	253,183	18,138
BB&T Corp.	335,405	11,042
SunTrust Banks Inc.	258,500	8,295
Fifth Third Bancorp	419,870	7,642
Regions Financial Corp.	678,155	6,192
M&T Bank Corp.	55,472	5,819
KeyCorp	443,185	4,778
* CIT Group Inc.	91,636	4,223
Comerica Inc.	90,012	3,555
Huntington Bancshares Inc.	403,993	3,131
Zions Bancorporation	88,336	2,478
East West Bancorp Inc.	67,080	1,767
* Signature Bank	22,734	1,755
Cullen/Frost Bankers Inc.	26,451	1,702
* SVB Financial Group	21,496	1,664
First Niagara Financial Group Inc.	168,765	1,649
First Republic Bank	44,273	1,645
Commerce Bancshares Inc.	36,939	1,608
FirstMerit Corp.	79,019	1,491
* Popular Inc.	49,380	1,481
City National Corp.	23,337	1,465
First Horizon National Corp.	116,753	1,340
Prosperity Bancshares Inc.	25,857	1,295
Associated Banc-Corp	80,546	1,241
Hancock Holding Co.	40,792	1,165
Fulton Financial Corp.	94,920	1,091
TCF Financial Corp.	75,008	1,080
Bank of Hawaii Corp.	21,418	1,079
Susquehanna Bancshares Inc.	89,634	1,076
Webster Financial Corp.	43,126	1,007
Synovus Financial Corp.	360,934	989
CapitalSource Inc.	97,339	916
UMB Financial Corp.	16,547	878

* Texas Capital Bancshares Inc.	19,676	869
BOK Financial Corp.	13,227	861
Valley National Bancorp	90,598	844
Trustmark Corp.	32,037	817
FNB Corp.	67,483	776
BankUnited Inc.	31,427	772
Cathay General Bancorp	36,176	734
Iberiabank Corp.	14,214	733
Umpqua Holdings Corp.	54,043	731
BancorpSouth Inc.	41,110	705
MB Financial Inc.	26,296	671
Glacier Bancorp Inc.	34,359	668
Bank of the Ozarks Inc.	15,289	667
Wintrust Financial Corp.	17,605	664
First Financial Bankshares Inc.	12,053	663
Old National Bancorp	48,898	653
United Bankshares Inc.	24,314	632
PrivateBancorp Inc.	31,904	618
Westamerica Bancorporation	13,181	594
National Penn Bancshares Inc.	59,058	583
International Bancshares Corp.	26,122	569
* Western Alliance Bancorp	37,799	556
Community Bank System Inc.	18,081	531
Columbia Banking System Inc.	24,252	530
CVB Financial Corp.	43,185	495
First Citizens BancShares Inc.Class A	2,460	485
First Midwest Bancorp Inc.	36,389	479
BBCN Bancorp Inc.	36,045	465
Home BancShares Inc.	10,847	457
First Financial Bancorp	28,225	435
Investors Bancorp Inc.	21,501	425
PacWest Bancorp	14,569	420
Park National Corp.	5,937	410
Sterling Financial Corp.	17,993	407
NBT Bancorp Inc.	20,328	404
* Pinnacle Financial Partners Inc.	15,908	399
SCBT Financial Corp.	7,873	394
OFG Bancorp	21,829	388
National Bank Holdings Corp. Class A	21,126	383
Independent Bank Corp.	10,908	359
Chemical Financial Corp.	13,225	345
First Commonwealth Financial Corp.	47,455	342
Boston Private Financial Holdings Inc.	34,481	340
WesBanco Inc.	13,333	334
Banner Corp.	9,411	302
City Holding Co.	7,584	300
Renasant Corp.	12,105	288
S&T Bancorp Inc.	14,045	272
Sandy Spring Bancorp Inc.	12,291	263
* Bancorp Inc.	17,201	247
* Capital Bank Financial Corp.	13,479	241
* Eagle Bancorp Inc.	10,513	237
Tompkins Financial Corp.	5,573	231
State Bank Financial Corp.	14,836	229
Community Trust Bancorp Inc.	6,506	229
Union First Market Bankshares Corp.	11,217	225
First Merchants Corp.	13,269	220

* First BanCorp	34,649	212
Lakeland Financial Corp.	7,514	207
* Central Pacific Financial Corp.	11,234	206
* Wilshire Bancorp Inc.	31,137	205
Cardinal Financial Corp.	13,534	205
* Ameris Bancorp	11,459	189
Southside Bancshares Inc.	8,316	188
Simmons First National Corp. Class A	7,281	187
Washington Trust Bancorp Inc.	6,706	187
Sterling Bancorp	14,802	177
TowneBank	11,947	174
StellarOne Corp.	11,076	173
1st Source Corp.	7,126	172
First Busey Corp.	37,006	162
* HomeTrust Bancshares Inc.	9,646	157
SY Bancorp Inc.	6,471	156
Heartland Financial USA Inc.	5,569	152
CoBiz Financial Inc.	17,226	149
Arrow Financial Corp.	5,930	146
First Interstate Bancsystem Inc.	7,152	142
Univest Corp. of Pennsylvania	7,786	139
Hudson Valley Holding Corp.	7,738	139
First Financial Corp.	4,454	137
First Community Bancshares Inc.	8,891	135
Trico Bancshares	6,743	135
Bryn Mawr Bank Corp.	5,883	133
* United Community Banks Inc.	11,179	132
Camden National Corp.	3,481	131
MainSource Financial Group Inc.	9,266	129
German American Bancorp Inc.	5,761	126
Lakeland Bancorp Inc.	12,627	125
Bancfirst Corp.	2,896	124
First of Long Island Corp.	3,908	123
Financial Institutions Inc.	6,292	123
* Southwest Bancorp Inc.	9,174	123
Great Southern Bancorp Inc.	4,537	122
Republic Bancorp Inc. Class A	4,934	117
Enterprise Financial Services Corp.	7,346	112
First Bancorp	7,696	110
First Connecticut Bancorp Inc.	7,633	109
* Taylor Capital Group Inc.	6,402	106
* Sun Bancorp Inc.	20,961	65
* FNB United Corp.	5,253	45
* Hampton Roads Bankshares Inc.	16,747	22
		267,509
Consumer Finance (5.0%)
American Express Co.	476,438	36,071
Capital One Financial Corp.	279,034	17,002
Discover Financial Services	237,394	11,255
SLM Corp.	217,432	5,162
* Portfolio Recovery Associates Inc.	8,166	1,243
* First Cash Financial Services Inc.	13,223	712
Cash America International Inc.	13,987	667
* Credit Acceptance Corp.	5,155	587
Nelnet Inc. Class A	13,374	522
* World Acceptance Corp.	5,601	517
* Ezcorp Inc. Class A	24,600	471

* Encore Capital Group Inc.	10,855	387
* DFC Global Corp.	19,488	290
* NetSpend Holdings Inc.	16,696	267
* Green Dot Corp. Class A	10,512	189
* Regional Management Corp.	2,746	65
		75,407
Diversified Financial Services (19.6%)
JPMorgan Chase & Co.	1,834,568	100,149
Citigroup Inc.	1,456,475	75,722
Bank of America Corp.	5,186,333	70,845
CME Group Inc.	151,981	10,324
McGraw Hill Financial Inc.	127,766	6,970
Moody's Corp.	96,090	6,384
* IntercontinentalExchange Inc.	34,768	5,953
NYSE Euronext	116,526	4,688
Leucadia National Corp.	148,902	4,673
* MSCI Inc. Class A	54,765	1,930
NASDAQ OMX Group Inc.	55,611	1,749
CBOE Holdings Inc.	41,746	1,676
* ING US Inc.	33,493	956
MarketAxess Holdings Inc.	17,038	739
* PHH Corp.	25,968	523
Interactive Brokers Group Inc.	20,492	323
* PICO Holdings Inc.	10,428	236
* NewStar Financial Inc.	10,507	134
		293,974
Insurance (21.8%)
* Berkshire Hathaway Inc. Class B	512,643	58,477
* American International Group Inc.	672,162	29,884
MetLife Inc.	445,509	19,696
Prudential Financial Inc.	221,863	15,302
Travelers Cos. Inc.	181,124	15,164
ACE Ltd.	162,577	14,580
Aflac Inc.	224,120	12,481
Allstate Corp.	228,745	11,035
Chubb Corp.	125,178	10,903
Marsh & McLennan Cos. Inc.	262,782	10,517
Aon plc	141,936	9,037
Loews Corp.	159,568	7,311
Progressive Corp.	275,230	7,016
Hartford Financial Services Group Inc.	198,992	6,095
Principal Financial Group Inc.	140,745	5,327
Lincoln National Corp.	130,233	4,644
XL Group plc Class A	141,467	4,446
Unum Group	129,362	3,684
Cincinnati Financial Corp.	74,256	3,515
* Arch Capital Group Ltd.	63,696	3,262
Everest Re Group Ltd.	24,470	3,172
* Alleghany Corp.	8,070	3,147
* Markel Corp.	5,948	3,110
Willis Group Holdings plc	79,061	3,088
Torchmark Corp.	44,875	2,895
Fidelity National Financial Inc. Class A	104,293	2,744
Arthur J Gallagher & Co.	60,147	2,627
* Genworth Financial Inc. Class A	224,563	2,428
Reinsurance Group of America Inc. Class A	35,383	2,331

Axis Capital Holdings Ltd.	52,679	2,295
PartnerRe Ltd.	25,105	2,276
WR Berkley Corp.	55,367	2,268
HCC Insurance Holdings Inc.	48,208	2,066
Assured Guaranty Ltd.	83,690	1,893
Brown & Brown Inc.	58,516	1,888
Assurant Inc.	37,658	1,873
RenaissanceRe Holdings Ltd.	21,124	1,816
Validus Holdings Ltd.	46,474	1,678
American Financial Group Inc.	34,250	1,663
Old Republic International Corp.	117,986	1,606
White Mountains Insurance Group Ltd.	2,694	1,593
Allied World Assurance Co. Holdings AG	16,533	1,478
Protective Life Corp.	37,402	1,447
ProAssurance Corp.	28,176	1,414
Aspen Insurance Holdings Ltd.	33,531	1,232
CNO Financial Group Inc.	95,589	1,180
First American Financial Corp.	49,184	1,175
Hanover Insurance Group Inc.	21,340	1,072
Endurance Specialty Holdings Ltd.	20,571	1,035
* MBIA Inc.	69,148	985
StanCorp Financial Group Inc.	21,428	973
Erie Indemnity Co. Class A	12,281	932
Platinum Underwriters Holdings Ltd.	15,811	903
Primerica Inc.	24,552	865
Kemper Corp.	22,396	765
RLI Corp.	9,235	693
* Enstar Group Ltd.	5,231	661
Selective Insurance Group Inc.	26,540	630
Mercury General Corp.	13,226	592
Montpelier Re Holdings Ltd.	23,528	588
Argo Group International Holdings Ltd.	14,471	573
Symetra Financial Corp.	40,468	565
Tower Group International Ltd.	26,504	512
* Hilltop Holdings Inc.	31,968	511
* National Financial Partners Corp.	19,156	483
Amtrust Financial Services Inc.	14,546	480
Horace Mann Educators Corp.	19,279	468
American Equity Investment Life Holding Co.	28,719	465
* Greenlight Capital Re Ltd. Class A	14,702	356
Employers Holdings Inc.	14,088	349
Infinity Property & Casualty Corp.	5,701	329
AMERISAFE Inc.	8,860	301
* Navigators Group Inc.	4,981	290
Safety Insurance Group Inc.	5,423	284
Maiden Holdings Ltd.	26,432	282
United Fire Group Inc.	10,495	282
Stewart Information Services Corp.	8,801	244
* eHealth Inc.	9,163	226
National Western Life Insurance Co. Class A	1,135	222
FBL Financial Group Inc. Class A	5,186	213
Meadowbrook Insurance Group Inc.	23,540	189
Homeowners Choice Inc.	4,550	158
OneBeacon Insurance Group Ltd. Class A	10,216	145
State Auto Financial Corp.	7,698	141
* Phoenix Cos. Inc.	2,944	124
* Citizens Inc. Class A	19,333	118

National Interstate Corp.	3,885	113
* Global Indemnity plc	4,310	98
Baldwin & Lyons Inc.	3,962	94
EMC Insurance Group Inc.	2,546	71
Kansas City Life Insurance Co.	1,768	67
Donegal Group Inc. Class A	4,464	66
Crawford & Co. Class B	6,139	42
Crawford & Co. Class A	7,780	40
		328,354
Real Estate Investment Trusts (20.5%)
Simon Property Group Inc.	148,506	24,717
American Tower Corporation	189,355	14,739
Public Storage	69,964	10,621
HCP Inc.	217,494	10,305
Ventas Inc.	140,032	9,994
Prologis Inc.	236,721	9,540
Equity Residential	163,960	9,272
Health Care REIT Inc.	135,023	9,186
AvalonBay Communities Inc.	58,927	7,817
Weyerhaeuser Co.	261,594	7,801
Boston Properties Inc.	72,725	7,751
Vornado Realty Trust	80,549	6,440
Host Hotels & Resorts Inc.	348,579	6,201
Annaly Capital Management Inc.	454,429	6,171
American Capital Agency Corp.	186,544	4,813
General Growth Properties Inc.	225,378	4,627
Kimco Realty Corp.	195,692	4,335
Macerich Co.	65,817	4,272
Realty Income Corp.	92,951	4,225
SL Green Realty Corp.	43,743	3,805
Plum Creek Timber Co. Inc.	77,771	3,710
Digital Realty Trust Inc.	59,665	3,634
Federal Realty Investment Trust	31,017	3,342
Rayonier Inc.	59,560	3,300
UDR Inc.	119,848	2,921
Essex Property Trust Inc.	18,127	2,848
Camden Property Trust	40,386	2,797
Duke Realty Corp.	154,423	2,559
Taubman Centers Inc.	30,424	2,452
Senior Housing Properties Trust	90,165	2,331
Liberty Property Trust	57,306	2,325
Alexandria Real Estate Equities Inc.	33,709	2,309
Regency Centers Corp.	43,212	2,230
Apartment Investment & Management Co. Class A	69,792	2,112
Extra Space Storage Inc.	50,393	2,111
DDR Corp.	120,102	2,097
American Campus Communities Inc.	50,123	2,046
National Retail Properties Inc.	55,585	1,994
Starwood Property Trust Inc.	77,624	1,969
Corrections Corp. of America	55,279	1,943
Hospitality Properties Trust	65,918	1,923
Kilroy Realty Corp.	36,044	1,907
Two Harbors Investment Corp.	167,920	1,852
BRE Properties Inc.	36,879	1,844
BioMed Realty Trust Inc.	87,995	1,842
Weingarten Realty Investors	55,229	1,761
Omega Healthcare Investors Inc.	54,309	1,760

CBL & Associates Properties Inc.	73,425	1,688
Douglas Emmett Inc.	64,636	1,648
Tanger Factory Outlet Centers	45,291	1,562
Piedmont Office Realty Trust Inc. Class A	80,189	1,523
MFA Financial Inc.	171,144	1,503
Home Properties Inc.	24,696	1,501
Chimera Investment Corp.	491,906	1,500
Equity Lifestyle Properties Inc.	18,961	1,463
Highwoods Properties Inc.	38,087	1,387
Mid-America Apartment Communities Inc.	20,360	1,384
Retail Properties of America Inc.	87,805	1,340
Post Properties Inc.	26,314	1,258
Hatteras Financial Corp.	47,281	1,221
LaSalle Hotel Properties	45,540	1,202
RLJ Lodging Trust	51,830	1,200
Geo Group Inc.	34,452	1,200
Invesco Mortgage Capital Inc.	63,353	1,182
EPR Properties	22,324	1,170
Lexington Realty Trust	90,083	1,134
Healthcare Realty Trust Inc.	42,315	1,126
CommonWealth REIT	54,415	1,112
American Realty Capital Properties Inc.	72,695	1,106
Mack-Cali Realty Corp.	40,046	1,061
Medical Properties Trust Inc.	70,831	1,051
Brandywine Realty Trust	73,982	1,048
Corporate Office Properties Trust	38,816	1,034
WP Carey Inc.	14,709	996
DCT Industrial Trust Inc.	134,833	995
Sovran Self Storage Inc.	14,629	949
CubeSmart	59,623	933
* Sunstone Hotel Investors Inc.	76,630	924
ARMOUR Residential REIT Inc.	178,952	923
DiamondRock Hospitality Co.	94,166	895
Colonial Properties Trust	40,497	895
Washington REIT	32,082	892
Potlatch Corp.	19,261	875
Ryman Hospitality Properties	22,496	861
CYS Investments Inc.	83,652	860
EastGroup Properties Inc.	14,412	847
First Industrial Realty Trust Inc.	49,411	835
New Residential Investment Corp.	119,549	818
Sun Communities Inc.	16,149	807
Glimcher Realty Trust	68,918	805
NorthStar Realty Finance Corp.	94,010	792
Pebblebrook Hotel Trust	29,545	775
DuPont Fabros Technology Inc.	31,679	768
Redwood Trust Inc.	39,591	759
Equity One Inc.	31,429	733
National Health Investors Inc.	11,484	715
PS Business Parks Inc.	9,351	714
Spirit Realty Capital Inc.	34,079	684
Colony Financial Inc.	30,699	680
LTC Properties Inc.	16,334	680
Acadia Realty Trust	25,662	665
Pennsylvania REIT	32,278	642
Government Properties Income Trust	26,353	641
* Strategic Hotels & Resorts Inc.	79,095	636

Newcastle Investment Corp.	121,349	614
PennyMac Mortgage Investment Trust	28,130	609
American Capital Mortgage Investment Corp.	28,318	597
Franklin Street Properties Corp.	42,631	581
Cousins Properties Inc.	56,246	580
Education Realty Trust Inc.	54,207	567
Capstead Mortgage Corp.	45,642	560
Healthcare Trust of America Inc. Class A	48,347	555
American Assets Trust Inc.	16,249	523
Chesapeake Lodging Trust	22,827	515
Hersha Hospitality Trust Class A	86,442	494
Sabra Health Care REIT Inc.	18,006	487
Hudson Pacific Properties Inc.	21,185	457
Inland Real Estate Corp.	43,367	445
STAG Industrial Inc.	20,161	444
Ramco-Gershenson Properties Trust	28,159	440
Investors Real Estate Trust	48,710	438
Ashford Hospitality Trust Inc.	31,228	412
* iStar Financial Inc.	34,407	410
Associated Estates Realty Corp.	24,201	398
Anworth Mortgage Asset Corp.	69,444	391
Retail Opportunity Investments Corp.	27,838	391
First Potomac Realty Trust	27,990	383
Campus Crest Communities Inc.	29,586	374
Resource Capital Corp.	60,244	373
Parkway Properties Inc.	21,218	364
CapLease Inc.	40,435	349
Alexander's Inc.	1,111	338
Coresite Realty Corp.	10,287	330
* FelCor Lodging Trust Inc.	53,242	328
Silver Bay Realty Trust Corp.	18,133	323
Summit Hotel Properties Inc.	30,636	302
AG Mortgage Investment Trust Inc.	13,176	302
Excel Trust Inc.	21,819	291
Apollo Residential Mortgage Inc.	15,022	286
Apollo Commercial Real Estate Finance Inc.	16,621	277
Getty Realty Corp.	12,800	268
Saul Centers Inc.	5,858	262
Universal Health Realty Income Trust	5,730	259
Kite Realty Group Trust	42,137	256
Dynex Capital Inc.	24,794	252
Rouse Properties Inc.	11,910	239
Urstadt Biddle Properties Inc. Class A	11,328	239
Select Income REIT	8,440	230
Western Asset Mortgage Capital Corp.	11,790	216
New York Mortgage Trust Inc.	30,880	209
Agree Realty Corp.	5,967	199
Monmouth Real Estate Investment Corp. Class A	17,988	185
Winthrop Realty Trust	14,166	176
One Liberty Properties Inc.	5,733	152
Cedar Realty Trust Inc.	25,822	148
AmREIT Inc.	7,172	143
Whitestone REIT	7,908	130
		308,240
Real Estate Management & Development (0.9%)
* CBRE Group Inc. Class A	134,807	3,125
* Realogy Holdings Corp.	55,800	2,882

Jones Lang LaSalle Inc.		21,049	1,933
* Howard Hughes Corp.		15,054	1,499
* Forest City Enterprises Inc. Class A		61,598	1,156
* Altisource Portfolio Solutions SA		7,877	743
* Alexander & Baldwin Inc.		20,696	730
* St. Joe Co.		33,415	682
Kennedy-Wilson Holdings Inc.		24,661	423
* Forestar Group Inc.		16,794	387
* Tejon Ranch Co.		7,696	232
			13,792
Thrifts & Mortgage Finance (1.4%)
New York Community Bancorp Inc.		210,914	2,759
* Ocwen Financial Corp.		55,137	2,359
People's United Financial Inc.		162,449	2,235
Hudson City Bancorp Inc.		227,607	1,935
Radian Group Inc.		80,941	1,042
* MGIC Investment Corp.		153,546	949
Washington Federal Inc.		50,248	879
Capitol Federal Financial Inc.		69,275	822
Home Loan Servicing Solutions Ltd.		26,901	614
Northwest Bancshares Inc.		44,874	556
EverBank Financial Corp.		35,031	550
* TFS Financial Corp.		45,155	496
* Nationstar Mortgage Holdings Inc.		10,906	444
Astoria Financial Corp.		42,695	421
Provident Financial Services Inc.		25,723	392
ViewPoint Financial Group Inc.		18,136	343
Berkshire Hills Bancorp Inc.		12,176	327
Northfield Bancorp Inc.		28,435	326
Brookline Bancorp Inc.		34,350	291
Oritani Financial Corp.		18,346	281
TrustCo Bank Corp. NY		45,590	255
Flushing Financial Corp.		14,367	225
Dime Community Bancshares Inc.		14,838	214
WSFS Financial Corp.		4,069	204
* Walker & Dunlop Inc.		10,197	193
Provident New York Bancorp		19,570	180
Rockville Financial Inc.		12,160	159
* Flagstar Bancorp Inc.		11,067	155
* Beneficial Mutual Bancorp Inc.		17,452	149
United Financial Bancorp Inc.		9,372	143
Federal Agricultural Mortgage Corp.		4,426	133
HomeStreet Inc.		5,316	122
Territorial Bancorp Inc.		4,459	103
OceanFirst Financial Corp.		6,847	95
Westfield Financial Inc.		10,558	79
			20,430
Total Common Stocks (Cost $1,401,659)			1,503,194
	Coupon
Temporary Cash Investment (0.0%)
1 Vanguard Market Liquidity Fund (Cost $110)	0.136%	109,772	110
Total Investments (100.0%) (Cost $1,401,769)			1,503,304
Other Assets and Liabilities-Net (0.0%)			564
Net Assets (100%)			1,503,868
* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
REIT—Real Estate Investment Trust.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $1,401,769,000. Net unrealized appreciation of investment securities for tax purposes was $101,535,000, consisting of unrealized gains of $180,578,000 on securities that had risen in value since their purchase and $79,043,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Health Care Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Biotechnology (18.9%)
*	Gilead Sciences Inc.	1,304,767	71,084
	Amgen Inc.	651,556	65,501
*	Biogen Idec Inc.	202,532	48,099
*	Celgene Corp.	359,854	44,496
*	Alexion Pharmaceuticals Inc.	167,334	16,322
*	Regeneron Pharmaceuticals Inc.	65,398	15,818
*	Vertex Pharmaceuticals Inc.	187,076	15,024
*	BioMarin Pharmaceutical Inc.	108,156	6,781
*	Onyx Pharmaceuticals Inc.	61,671	5,886
*	Pharmacyclics Inc.	49,681	4,553
*	Alkermes plc	108,466	3,390
*	Medivation Inc.	63,594	3,088
*	Cubist Pharmaceuticals Inc.	55,242	3,035
*	Seattle Genetics Inc.	87,821	3,014
*	Ariad Pharmaceuticals Inc.	157,554	2,889
*	United Therapeutics Corp.	40,928	2,720
*	Incyte Corp. Ltd.	103,354	2,291
*	Myriad Genetics Inc.	69,926	2,245
*	Theravance Inc.	63,203	2,215
*	Isis Pharmaceuticals Inc.	95,855	2,075
*	Cepheid Inc.	56,979	1,981
^,* Arena Pharmaceuticals Inc.		186,301	1,647
*	Alnylam Pharmaceuticals Inc.	47,823	1,465
*	NPS Pharmaceuticals Inc.	85,820	1,352
*	ImmunoGen Inc.	71,981	1,322
*	Aegerion Pharmaceuticals Inc.	16,872	1,229
*	Acorda Therapeutics Inc.	32,755	1,096
*	Ironwood Pharmaceuticals Inc. Class A	79,503	1,061
^,* MannKind Corp.		147,159	982
	PDL BioPharma Inc.	118,763	980
*	Quintiles Transnational Holdings Inc.	22,024	970
*	Sarepta Therapeutics Inc.	25,917	916
*	Celldex Therapeutics Inc.	69,076	883
*	Infinity Pharmaceuticals Inc.	30,549	823
*	Puma Biotechnology Inc.	20,890	813
*	ACADIA Pharmaceuticals Inc.	55,794	785
^,* Opko Health Inc.		117,042	774
*	Exelixis Inc.	158,594	768
*	Neurocrine Biosciences Inc.	57,494	743
*	InterMune Inc.	67,680	669
*	Exact Sciences Corp.	55,036	619
*	Halozyme Therapeutics Inc.	82,914	586
^,* Dendreon Corp.		133,575	534
*	Synageva BioPharma Corp.	12,862	530
*	Momenta Pharmaceuticals Inc.	39,988	526
*	Achillion Pharmaceuticals Inc.	60,550	505
*	Genomic Health Inc.	13,528	493
*	Lexicon Pharmaceuticals Inc.	198,212	474
*	Ligand Pharmaceuticals Inc. Class B	15,396	460

*	TESARO Inc.	12,514	428
	Spectrum Pharmaceuticals Inc.	51,840	426
*	Idenix Pharmaceuticals Inc.	84,847	402
*	Merrimack Pharmaceuticals Inc.	69,719	386
*	Orexigen Therapeutics Inc.	59,177	375
*	Clovis Oncology Inc.	10,218	374
*	Dynavax Technologies Corp.	142,375	372
*	Emergent Biosolutions Inc.	24,688	351
*	Raptor Pharmaceutical Corp.	45,757	347
*	Sangamo Biosciences Inc.	42,723	342
*	Rigel Pharmaceuticals Inc.	73,007	337
*	Protalix BioTherapeutics Inc.	64,129	326
*	Dyax Corp.	85,552	269
*	Synergy Pharmaceuticals Inc.	52,670	269
*	Synta Pharmaceuticals Corp.	35,420	261
*	Immunomedics Inc.	66,615	260
*	PROLOR Biotech Inc.	41,311	260
*	Curis Inc.	69,222	260
*	AMAG Pharmaceuticals Inc.	13,040	241
*	NewLink Genetics Corp.	14,449	236
*	Vical Inc.	62,830	220
*	Threshold Pharmaceuticals Inc.	37,545	215
*	Novavax Inc.	111,016	212
*	Trius Therapeutics Inc.	26,400	202
*	Intercept Pharmaceuticals Inc.	5,703	191
*	KYTHERA Biopharmaceuticals Inc.	8,642	185
*	Coronado Biosciences Inc.	17,843	176
*	Osiris Therapeutics Inc.	13,236	149
*	Progenics Pharmaceuticals Inc.	34,657	138
*	Sunesis Pharmaceuticals Inc.	25,183	136
*	Hyperion Therapeutics Inc.	6,693	134
*	Arqule Inc.	47,468	129
*	Biotime Inc.	22,344	106
*	AVEO Pharmaceuticals Inc.	37,437	96
	Enzon Pharmaceuticals Inc.	28,705	88
^,* ZIOPHARM Oncology Inc.		17,471	38
*	Geron Corp.	32,037	35
*	SIGA Technologies Inc.	9,284	35
^,* Savient Pharmaceuticals Inc.		45,064	25
*	Forest Laboratories Inc. Contingent Value Rights Exp. 04/14/2018	8,685	8
			355,552
Health Care Equipment & Supplies (17.7%)
	Abbott Laboratories	1,346,014	49,358
	Medtronic Inc.	868,777	44,316
	Baxter International Inc.	468,634	32,959
	Covidien plc	404,783	25,744
	Stryker Corp.	260,975	17,326
*	Intuitive Surgical Inc.	34,398	17,114
	Becton Dickinson and Co.	166,921	16,462
	Zimmer Holdings Inc.	146,131	11,473
*	Boston Scientific Corp.	1,167,069	10,784
	St. Jude Medical Inc.	242,330	10,476
*	CareFusion Corp.	190,931	7,017
	CR Bard Inc.	66,871	6,894
*	Edwards Lifesciences Corp.	97,720	6,494
*	Varian Medical Systems Inc.	93,614	6,273
	ResMed Inc.	123,016	5,905

	DENTSPLY International Inc.	122,511	5,116
*	Hologic Inc.	229,521	4,763
	Cooper Cos. Inc.	41,473	4,687
*	IDEXX Laboratories Inc.	46,975	3,873
*	Sirona Dental Systems Inc.	48,725	3,457
	Teleflex Inc.	34,956	2,738
	STERIS Corp.	50,130	2,273
	West Pharmaceutical Services Inc.	29,314	2,009
*	Align Technology Inc.	55,927	1,999
	Hill-Rom Holdings Inc.	52,354	1,892
*	Haemonetics Corp.	43,900	1,812
*	Alere Inc.	65,767	1,682
*	Thoratec Corp.	50,607	1,577
*	Insulet Corp.	45,584	1,361
*	DexCom Inc.	59,495	1,239
*	HeartWare International Inc.	12,493	1,140
*	Cyberonics Inc.	23,565	1,124
*	Neogen Corp.	19,507	1,063
	Masimo Corp.	46,584	1,009
*	Wright Medical Group Inc.	37,712	944
*	Volcano Corp.	45,574	870
*	Conceptus Inc.	27,181	842
	Abaxis Inc.	18,858	830
	Analogic Corp.	10,395	826
*	ArthroCare Corp.	23,793	807
	CONMED Corp.	24,369	802
*	NuVasive Inc.	36,856	801
*	ICU Medical Inc.	11,096	792
	Meridian Bioscience Inc.	35,379	765
*	Globus Medical Inc.	51,172	747
	Cantel Medical Corp.	20,015	681
*	Endologix Inc.	50,511	679
*	Integra LifeSciences Holdings Corp.	17,526	664
*	ABIOMED Inc.	30,762	664
*	Greatbatch Inc.	19,978	643
*	NxStage Medical Inc.	46,109	643
*	Spectranetics Corp.	34,138	638
*	Quidel Corp.	25,262	604
*	Orthofix International NV	16,291	450
*	MAKO Surgical Corp.	34,456	426
	Invacare Corp.	25,591	397
*	Antares Pharma Inc.	96,020	390
*	GenMark Diagnostics Inc.	25,677	383
*	Natus Medical Inc.	25,634	361
*	Tornier NV	21,806	345
*	Merit Medical Systems Inc.	34,243	338
	Atrion Corp.	1,491	329
*	Accuray Inc.	59,426	319
*	SurModics Inc.	12,811	304
*	Symmetry Medical Inc.	31,570	295
*	Staar Surgical Co.	32,239	287
*	AngioDynamics Inc.	22,520	245
^,* Navidea Biopharmaceuticals Inc.		98,347	238
^,* Unilife Corp.		68,439	226
*	OraSure Technologies Inc.	47,892	210
*	Palomar Medical Technologies Inc.	15,171	205
*	PhotoMedex Inc.	10,791	176

* RTI Biologics Inc.	43,069	174
* Exactech Inc.	6,907	126
* Wright Medical Group Inc. Rights Exp. 12/31/2049	14,554	44
		333,919
Health Care Providers & Services (17.1%)
UnitedHealth Group Inc.	878,405	55,015
* Express Scripts Holding Co.	701,487	43,576
McKesson Corp.	199,533	22,719
WellPoint Inc.	260,588	20,057
Aetna Inc.	324,224	19,577
Cigna Corp.	245,088	16,641
Cardinal Health Inc.	292,192	13,721
Humana Inc.	136,045	10,990
AmerisourceBergen Corp. Class A	197,250	10,667
* DaVita HealthCare Partners Inc.	76,790	9,527
HCA Holdings Inc.	228,168	8,912
Quest Diagnostics Inc.	136,011	8,411
* Laboratory Corp. of America Holdings	79,735	7,933
* Henry Schein Inc.	75,399	7,260
Universal Health Services Inc. Class B	77,582	5,364
* Tenet Healthcare Corp.	89,282	4,229
Omnicare Inc.	89,631	4,126
* MEDNAX Inc.	42,841	3,977
Community Health Systems Inc.	79,043	3,808
* Health Management Associates Inc. Class A	218,911	3,019
Patterson Cos. Inc.	72,745	2,843
* Brookdale Senior Living Inc. Class A	84,035	2,382
* Team Health Holdings Inc.	58,085	2,269
* Centene Corp.	44,938	2,224
* HealthSouth Corp.	75,737	2,218
* Health Net Inc.	67,867	2,163
* LifePoint Hospitals Inc.	40,183	1,998
* VCA Antech Inc.	75,817	1,938
* WellCare Health Plans Inc.	36,937	1,926
Owens & Minor Inc.	54,435	1,861
* Magellan Health Services Inc.	23,572	1,285
* MWI Veterinary Supply Inc.	10,505	1,276
Chemed Corp.	16,563	1,160
Air Methods Corp.	29,725	1,113
* Molina Healthcare Inc.	25,933	980
* Amsurg Corp. Class A	27,094	963
* Hanger Inc.	29,428	939
* Acadia Healthcare Co. Inc.	28,029	936
* Emeritus Corp.	33,489	851
* BioScrip Inc.	50,496	706
* IPC The Hospitalist Co. Inc.	14,082	687
* Bio-Reference Labs Inc.	21,274	656
* Capital Senior Living Corp.	24,017	630
* Kindred Healthcare Inc.	46,269	625
Ensign Group Inc.	15,884	573
* AMN Healthcare Services Inc.	39,329	527
* ExamWorks Group Inc.	26,373	492
* Accretive Health Inc.	41,738	475
* Triple-S Management Corp. Class B	20,381	431
Landauer Inc.	8,085	430
* PharMerica Corp.	25,508	398
* Healthways Inc.	28,537	384

National Healthcare Corp.	7,823	372
* Vanguard Health Systems Inc.	26,339	351
* Amedisys Inc.	26,454	326
* Corvel Corp.	5,974	310
Universal American Corp.	33,761	308
US Physical Therapy Inc.	10,541	296
* LHC Group Inc.	12,910	284
Select Medical Holdings Corp.	35,399	280
* Gentiva Health Services Inc.	22,985	245
* Assisted Living Concepts Inc. Class A	17,700	211
* Skilled Healthcare Group Inc.	19,714	140
Almost Family Inc.	6,805	135
* National Research Corp. Class B	1,185	40
		321,166
Health Care Technology (1.3%)
* Cerner Corp.	132,862	13,058
* athenahealth Inc.	30,967	2,618
* HMS Holdings Corp.	74,190	1,847
* Allscripts Healthcare Solutions Inc.	131,670	1,824
* Medidata Solutions Inc.	19,992	1,380
* MedAssets Inc.	45,929	753
Quality Systems Inc.	38,341	685
* Omnicell Inc.	28,182	511
* HealthStream Inc.	16,908	453
Computer Programs & Systems Inc.	8,862	444
* Merge Healthcare Inc.	53,926	178
* Vocera Communications Inc.	11,676	172
* Greenway Medical Technologies	12,011	144
		24,067
Life Sciences Tools & Services (4.7%)
Thermo Fisher Scientific Inc.	306,462	27,061
Agilent Technologies Inc.	298,132	13,550
* Life Technologies Corp.	146,003	10,819
* Illumina Inc.	106,372	7,480
* Waters Corp.	73,566	7,115
* Mettler-Toledo International Inc.	25,942	5,662
* Covance Inc.	47,304	3,528
PerkinElmer Inc.	98,230	3,076
* PAREXEL International Corp.	50,250	2,296
Techne Corp.	29,882	1,987
* Bio-Rad Laboratories Inc. Class A	16,924	1,924
* Charles River Laboratories International Inc.	41,786	1,810
* Bruker Corp.	78,178	1,292
* Luminex Corp.	31,692	611
* Sequenom Inc.	97,085	402
* Fluidigm Corp.	18,116	309
* Affymetrix Inc.	52,344	196
		89,118
Pharmaceuticals (40.4%)
Johnson & Johnson	2,395,727	201,672
Pfizer Inc.	6,161,170	167,769
Merck & Co. Inc.	2,594,040	121,142
Bristol-Myers Squibb Co.	1,406,238	64,701
AbbVie Inc.	1,354,762	57,835
Eli Lilly & Co.	874,929	46,511
Allergan Inc.	257,510	25,620

*	Actavis Inc.		109,657	13,520
*	Mylan Inc.		338,968	10,332
	Perrigo Co.		76,453	8,862
*	Forest Laboratories Inc.		205,367	8,163
*	Hospira Inc.		141,236	4,898
	Warner Chilcott plc Class A		182,771	3,509
*	Endo Health Solutions Inc.		95,072	3,451
*	Salix Pharmaceuticals Ltd.		52,422	3,180
*	Jazz Pharmaceuticals plc		42,393	2,881
	Zoetis Inc.		84,644	2,709
	Questcor Pharmaceuticals Inc.		50,039	1,710
*	ViroPharma Inc.		56,431	1,552
*	Medicines Co.		45,800	1,475
^,* Vivus Inc.			81,923	1,204
*	Santarus Inc.		52,507	1,169
*	Impax Laboratories Inc.		55,256	1,047
*	Nektar Therapeutics		98,508	933
*	Akorn Inc.		61,694	896
*	Pacira Pharmaceuticals Inc.		23,790	697
*	Auxilium Pharmaceuticals Inc.		41,799	624
*	Optimer Pharmaceuticals Inc.		40,936	609
*	AVANIR Pharmaceuticals Inc.		117,721	391
*	Cadence Pharmaceuticals Inc.		51,699	344
*	Endocyte Inc.		23,272	319
	Hi-Tech Pharmacal Co. Inc.		9,049	289
*	Depomed Inc.		48,007	277
*	XenoPort Inc.		36,540	201
*	Sciclone Pharmaceuticals Inc.		36,971	178
*	Sagent Pharmaceuticals Inc.		9,062	163
^,* Ampio Pharmaceuticals Inc.			23,758	135
*	Pozen Inc.		21,768	115
*	Corcept Therapeutics Inc.		52,222	95
^,* Supernus Pharmaceuticals Inc.			8,862	61
				761,239
Total Common Stocks (Cost $1,520,008)				1,885,061
		Coupon
Temporary Cash Investment (0.1%)
[1,2] Vanguard Market Liquidity Fund (Cost $2,280)		0.136%	2,280,302	2,280
Total Investments (100.2%) (Cost $1,522,288)				1,887,341
Other Assets and Liabilities-Net (-0.2%)[2]				(4,575)
Net Assets (100%)				1,882,766

Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,066,000.
Non-income-producing security.
Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
Includes $2,280,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of

Health Care Index Fund

trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

The following table summarizes the market value of the fund's investments as of May 31, 2013, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	1,885,053	—	8
Temporary Cash Investments	2,280	—	—
Total	1,887,333	—	8

C. At May 31, 2013, the cost of investment securities for tax purposes was $1,522,288,000. Net unrealized appreciation of investment securities for tax purposes was $365,053,000, consisting of unrealized gains of $382,280,000 on securities that had risen in value since their purchase and $17,227,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Industrials Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.0%)
Aerospace & Defense (20.5%)
	United Technologies Corp.	351,701	33,376
	Boeing Co.	290,130	28,729
	Honeywell International Inc.	300,728	23,595
	Precision Castparts Corp.	59,150	12,653
	Lockheed Martin Corp.	110,741	11,720
	General Dynamics Corp.	121,336	9,355
	Raytheon Co.	131,807	8,784
	Northrop Grumman Corp.	90,982	7,496
	Rockwell Collins Inc.	53,018	3,433
	L-3 Communications Holdings Inc.	36,307	3,089
	Textron Inc.	109,670	2,957
	TransDigm Group Inc.	19,199	2,805
*	B/E Aerospace Inc.	42,304	2,684
	Triumph Group Inc.	20,198	1,568
*	Hexcel Corp.	40,530	1,409
	Huntington Ingalls Industries Inc.	20,053	1,107
*	Teledyne Technologies Inc.	14,311	1,105
*	Spirit Aerosystems Holdings Inc. Class A	48,206	1,042
	Alliant Techsystems Inc.	13,236	1,039
	Exelis Inc.	75,928	923
*	Esterline Technologies Corp.	12,516	919
*	Moog Inc. Class A	15,846	793
*	DigitalGlobe Inc.	23,799	719
	Curtiss-Wright Corp.	16,962	617
	HEICO Corp. Class A	12,017	445
*	Orbital Sciences Corp.	23,950	435
	Cubic Corp.	8,083	385
	HEICO Corp.	6,484	328
	AAR Corp.	16,101	323
*	GenCorp Inc.	19,395	265
*	Taser International Inc.	21,346	203
	American Science & Engineering Inc.	3,314	199
*	Engility Holdings Inc.	6,762	173
*	KEYW Holding Corp.	11,064	163
*	Aerovironment Inc.	7,696	155
	National Presto Industries Inc.	1,972	152
*	Astronics Corp.	3,629	130
*	LMI Aerospace Inc.	4,381	83
*	Astronics Corp. Class B	406	14
			165,370
Air Freight & Logistics (5.8%)
	United Parcel Service Inc. Class B	294,976	25,338
	FedEx Corp.	120,655	11,624
	CH Robinson Worldwide Inc.	65,061	3,688
	Expeditors International of Washington Inc.	83,399	3,255
	UTi Worldwide Inc.	41,925	664
*	Hub Group Inc. Class A	15,047	546
*	Atlas Air Worldwide Holdings Inc.	10,637	494

	Forward Air Corp.	11,877	461
*	Air Transport Services Group Inc.	21,645	131
^,* XPO Logistics Inc.		7,016	117
*	Echo Global Logistics Inc.	5,556	99
*	Pacer International Inc.	13,928	85
			46,502
Airlines (2.5%)
*	Delta Air Lines Inc.	343,939	6,194
*	United Continental Holdings Inc.	134,344	4,361
	Southwest Airlines Co.	294,062	4,167
*	Alaska Air Group Inc.	28,357	1,611
*	US Airways Group Inc.	65,681	1,154
*	Spirit Airlines Inc.	24,900	758
*	JetBlue Airways Corp.	97,796	607
	Allegiant Travel Co. Class A	6,246	578
	SkyWest Inc.	20,699	290
*	Republic Airways Holdings Inc.	19,770	212
*	Hawaiian Holdings Inc.	19,723	118
			20,050
Building Products (1.8%)
	Masco Corp.	145,365	3,056
	Fortune Brands Home & Security Inc.	66,325	2,804
*	Owens Corning	45,323	1,981
	AO Smith Corp.	31,926	1,251
	Lennox International Inc.	19,284	1,234
*	USG Corp.	30,498	834
*	Armstrong World Industries Inc.	10,644	553
	Simpson Manufacturing Co. Inc.	16,665	488
*	Trex Co. Inc.	6,198	344
	Universal Forest Products Inc.	7,998	316
	Apogee Enterprises Inc.	11,482	306
	Quanex Building Products Corp.	14,887	276
*	Nortek Inc.	3,849	272
	AAON Inc.	7,925	263
	Griffon Corp.	20,805	240
*	Gibraltar Industries Inc.	11,642	189
*	American Woodmark Corp.	4,165	151
			14,558
Commercial Services & Supplies (6.4%)
	Waste Management Inc.	178,491	7,484
	Tyco International Ltd.	188,214	6,364
	Republic Services Inc. Class A	117,156	3,995
*	Stericycle Inc.	34,770	3,816
	ADT Corp.	93,897	3,811
	Iron Mountain Inc.	57,595	2,064
	Cintas Corp.	42,323	1,932
	Waste Connections Inc.	47,320	1,904
	Avery Dennison Corp.	40,431	1,759
*	Copart Inc.	45,540	1,566
*	Clean Harbors Inc.	23,131	1,323
	Pitney Bowes Inc.	81,149	1,191
	Covanta Holding Corp.	47,907	980
	RR Donnelley & Sons Co.	72,806	966
	Deluxe Corp.	20,490	766
*	Tetra Tech Inc.	26,058	718
	Rollins Inc.	26,595	672

HNI Corp.	18,211	670
Herman Miller Inc.	23,673	666
Mine Safety Appliances Co.	12,727	635
Healthcare Services Group Inc.	26,188	594
KAR Auction Services Inc.	24,773	581
UniFirst Corp.	6,109	580
United Stationers Inc.	15,475	534
* Mobile Mini Inc.	15,674	527
Brink's Co.	19,194	515
Steelcase Inc. Class A	34,302	475
ABM Industries Inc.	18,712	453
Interface Inc. Class A	26,726	449
G&K Services Inc. Class A	7,707	372
* ACCO Brands Corp.	45,535	326
McGrath RentCorp	9,520	314
Knoll Inc.	19,258	302
* Team Inc.	7,828	282
US Ecology Inc.	7,469	205
Quad/Graphics Inc.	8,758	204
Viad Corp.	8,250	203
Ennis Inc.	10,485	179
* Consolidated Graphics Inc.	3,482	163
Multi-Color Corp.	5,226	154
* InnerWorkings Inc.	13,184	143
* Standard Parking Corp.	6,084	136
* EnerNOC Inc.	9,692	130
* Performant Financial Corp.	11,586	128
Kimball International Inc. Class B	11,371	111
TMS International Corp. Class A	5,852	89
Schawk Inc. Class A	6,107	72
* Heritage-Crystal Clean Inc.	3,678	55
* Swisher Hygiene Inc.	44,802	47
		51,605
Construction & Engineering (2.5%)
Fluor Corp.	65,633	4,149
* Jacobs Engineering Group Inc.	52,647	3,001
* Quanta Services Inc.	84,545	2,399
KBR Inc.	59,567	2,150
URS Corp.	31,069	1,505
* AECOM Technology Corp.	38,074	1,172
EMCOR Group Inc.	27,053	1,075
* Foster Wheeler AG	42,193	971
* MasTec Inc.	23,202	738
Granite Construction Inc.	14,788	456
* Aegion Corp. Class A	15,857	362
* Dycom Industries Inc.	13,122	299
Primoris Services Corp.	13,491	288
* Tutor Perini Corp.	15,366	285
Comfort Systems USA Inc.	14,936	206
Great Lakes Dredge & Dock Corp.	22,719	189
* MYR Group Inc.	8,248	167
* Layne Christensen Co.	7,225	155
* Orion Marine Group Inc.	11,178	134
Pike Electric Corp.	9,563	116
* Northwest Pipe Co.	3,873	106
* Furmanite Corp.	14,797	98
Michael Baker Corp.	3,540	93

* Sterling Construction Co. Inc.	6,193	64
* Ameresco Inc. Class A	6,860	57
		20,235
Electrical Equipment (7.3%)
Emerson Electric Co.	291,629	16,757
Eaton Corp. plc	190,268	12,569
Rockwell Automation Inc.	56,464	4,970
Roper Industries Inc.	39,940	4,961
AMETEK Inc.	98,257	4,240
Hubbell Inc. Class B	21,041	2,113
* Sensata Technologies Holding NV	53,024	1,861
Babcock & Wilcox Co.	45,877	1,362
Acuity Brands Inc.	17,290	1,298
Regal-Beloit Corp.	17,257	1,165
* EnerSys Inc.	19,310	962
Belden Inc.	17,980	961
Generac Holdings Inc.	22,064	894
* General Cable Corp.	20,117	711
* Polypore International Inc.	18,793	707
Brady Corp. Class A	19,147	623
Franklin Electric Co. Inc.	16,102	544
AZZ Inc.	10,166	422
* GrafTech International Ltd.	49,073	412
* II-VI Inc.	21,565	358
* SolarCity Corp.	6,078	275
Encore Wire Corp.	7,929	274
* Thermon Group Holdings Inc.	10,691	211
* Powell Industries Inc.	3,811	180
* Capstone Turbine Corp.	124,915	145
Global Power Equipment Group Inc.	6,896	110
Preformed Line Products Co.	946	66
* Vicor Corp.	7,315	40
		59,191
Industrial Conglomerates (17.8%)
General Electric Co.	4,188,592	97,678
3M Co.	264,738	29,193
Danaher Corp.	236,959	14,649
Carlisle Cos. Inc.	25,519	1,669
Raven Industries Inc.	14,669	444
		143,633
Machinery (19.5%)
Caterpillar Inc.	264,560	22,699
Deere & Co.	149,466	13,020
Illinois Tool Works Inc.	173,209	12,147
Cummins Inc.	72,891	8,720
PACCAR Inc.	142,759	7,652
Ingersoll-Rand plc	119,676	6,885
Parker Hannifin Corp.	60,206	6,006
Dover Corp.	70,549	5,520
Stanley Black & Decker Inc.	61,485	4,871
Pentair Ltd.	82,734	4,818
Flowserve Corp.	19,435	3,268
Pall Corp.	44,867	3,060
Joy Global Inc.	42,895	2,320
AGCO Corp.	39,194	2,174
Snap-on Inc.	23,503	2,141

Wabtec Corp.	19,324	2,126
Xylem Inc.	75,186	2,116
Donaldson Co. Inc.	56,268	2,111
* WABCO Holdings Inc.	25,505	1,924
Lincoln Electric Holdings Inc.	31,871	1,906
Timken Co.	32,891	1,867
IDEX Corp.	33,372	1,837
Nordson Corp.	23,408	1,667
* Terex Corp.	44,653	1,602
Graco Inc.	24,613	1,586
Valmont Industries Inc.	9,682	1,475
* Colfax Corp.	28,541	1,424
Gardner Denver Inc.	18,856	1,424
SPX Corp.	17,078	1,348
Kennametal Inc.	30,395	1,317
Trinity Industries Inc.	31,954	1,308
* Oshkosh Corp.	31,756	1,264
* Middleby Corp.	7,575	1,238
* Chart Industries Inc.	12,137	1,181
Toro Co.	23,748	1,132
ITT Corp.	37,278	1,124
Crane Co.	18,529	1,107
CLARCOR Inc.	20,249	1,098
Manitowoc Co. Inc.	50,906	1,070
Woodward Inc.	24,902	975
Actuant Corp. Class A	27,899	949
* Navistar International Corp.	22,633	812
Harsco Corp.	32,506	760
Mueller Industries Inc.	11,308	616
Barnes Group Inc.	18,643	563
Watts Water Technologies Inc. Class A	10,997	523
Mueller Water Products Inc. Class A	63,253	481
* Trimas Corp.	14,224	459
* RBC Bearings Inc.	9,273	454
Titan International Inc.	19,448	454
Briggs & Stratton Corp.	19,254	451
Lindsay Corp.	5,187	421
* EnPro Industries Inc.	8,362	421
Kaydon Corp.	12,977	351
Tennant Co.	7,090	350
ESCO Technologies Inc.	10,772	346
Albany International Corp.	10,818	343
* Proto Labs Inc.	5,878	325
CIRCOR International Inc.	6,287	321
Altra Holdings Inc.	10,808	311
* Wabash National Corp.	27,412	288
* Meritor Inc.	39,294	284
Sun Hydraulics Corp.	8,479	275
Astec Industries Inc.	7,761	274
* Rexnord Corp.	13,722	274
Standex International Corp.	5,157	269
* Blount International Inc.	19,824	266
John Bean Technologies Corp.	11,632	251
* Greenbrier Cos. Inc.	10,485	246
Hyster-Yale Materials Handling Inc.	3,753	232
* Federal Signal Corp.	25,414	223
Gorman-Rupp Co.	6,361	186

LB Foster Co. Class A	3,945	175
* Columbus McKinnon Corp.	7,394	156
Kadant Inc.	4,541	136
American Railcar Industries Inc.	3,826	130
Douglas Dynamics Inc.	8,775	123
Alamo Group Inc.	2,847	121
FreightCar America Inc.	4,917	89
* Accuride Corp.	17,225	88
Dynamic Materials Corp.	5,339	86
Twin Disc Inc.	3,387	84
* Commercial Vehicle Group Inc.	10,067	79
Ampco-Pittsburgh Corp.	3,082	57
		156,631
Marine (0.3%)
* Kirby Corp.	20,617	1,610
Matson Inc.	17,083	430
		2,040
Professional Services (3.3%)
* Verisk Analytics Inc. Class A	61,119	3,595
Nielsen Holdings NV	90,989	3,085
Equifax Inc.	48,648	2,963
* IHS Inc. Class A	23,905	2,513
Towers Watson & Co. Class A	27,733	2,154
Robert Half International Inc.	56,362	1,959
Manpowergroup Inc.	31,043	1,778
Dun & Bradstreet Corp.	16,508	1,620
Corporate Executive Board Co.	13,542	829
* Advisory Board Co.	14,180	749
* FTI Consulting Inc.	16,694	634
Acacia Research Corp.	20,162	504
* On Assignment Inc.	17,970	468
* Huron Consulting Group Inc.	9,277	415
* TrueBlue Inc.	16,402	386
* Korn/Ferry International	19,540	342
Exponent Inc.	5,347	299
* WageWorks Inc.	9,688	281
* Navigant Consulting Inc.	20,690	273
Insperity Inc.	8,887	268
* ICF International Inc.	7,964	240
Kelly Services Inc. Class A	11,645	206
* GP Strategies Corp.	7,698	192
Resources Connection Inc.	16,943	186
* RPX Corp.	11,297	173
Kforce Inc.	11,612	173
* Mistras Group Inc.	6,905	148
* CBIZ Inc.	17,078	114
* Pendrell Corp.	41,133	102
Heidrick & Struggles International Inc.	6,420	92
CDI Corp.	5,515	75
* CRA International Inc.	4,172	75
		26,891
Road & Rail (9.0%)
Union Pacific Corp.	189,539	29,306
CSX Corp.	412,277	10,393
Norfolk Southern Corp.	127,026	9,729
Kansas City Southern	44,490	4,925

*	Hertz Global Holdings Inc.		161,561	4,173
	JB Hunt Transport Services Inc.		37,980	2,798
*	Genesee & Wyoming Inc. Class A		18,688	1,664
*	Avis Budget Group Inc.		43,324	1,437
	Ryder System Inc.		20,791	1,311
*	Old Dominion Freight Line Inc.		26,130	1,125
	Landstar System Inc.		18,754	990
	Con-way Inc.		22,575	858
*	Swift Transportation Co.		33,447	563
	AMERCO		3,154	544
	Werner Enterprises Inc.		17,640	442
	Knight Transportation Inc.		24,071	413
*	Saia Inc.		6,528	312
	Heartland Express Inc.		18,830	270
*	Roadrunner Transportation Systems Inc.		6,958	193
	Arkansas Best Corp.		9,926	189
	Celadon Group Inc.		8,727	170
	Marten Transport Ltd.		6,589	158
*	Quality Distribution Inc.		8,971	82
*	Patriot Transportation Holding Inc.		2,408	70
				72,115
Trading Companies & Distributors (3.1%)
	WW Grainger Inc.		23,868	6,145
	Fastenal Co.		113,814	5,939
*	United Rentals Inc.		37,566	2,135
	MSC Industrial Direct Co. Inc. Class A		19,528	1,614
*	WESCO International Inc.		17,807	1,322
	Air Lease Corp. Class A		34,119	955
	Watsco Inc.		10,283	897
	GATX Corp.		17,951	896
*	MRC Global Inc.		28,621	813
*	Beacon Roofing Supply Inc.		19,571	807
	Applied Industrial Technologies Inc.		15,276	734
	TAL International Group Inc.		13,685	578
	Aircastle Ltd.		28,136	445
	Kaman Corp.		9,580	325
*	Rush Enterprises Inc. Class A		11,335	291
	H&E Equipment Services Inc.		12,138	272
*	DXP Enterprises Inc.		4,064	240
*	CAI International Inc.		6,586	169
*	Titan Machinery Inc.		7,241	149
	Houston Wire & Cable Co.		6,712	94
*	Edgen Group Inc.		6,193	41
				24,861
Transportation Infrastructure (0.2%)
	Macquarie Infrastructure Co. LLC		19,847	1,081
*	Wesco Aircraft Holdings Inc.		22,709	399
				1,480
Total Common Stocks (Cost $714,613)				805,162
		Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $22)		0.136%	21,000	22
Total Investments (100.0%) (Cost $714,635)				805,184
Other Assets and Liabilities-Net (0.0%)2				(92)
Net Assets (100%)				805,092

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $22,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $22,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $714,635,000. Net unrealized appreciation of investment securities for tax purposes was $90,549,000, consisting of unrealized gains of $117,900,000 on securities that had risen in value since their purchase and $27,351,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Information Technology Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.1%)
Media (0.1%)
*	Pandora Media Inc.	112,488	1,915

Communications Equipment (9.7%)
	Cisco Systems Inc.	5,445,238	131,121
	QUALCOMM Inc.	1,754,617	111,383
	Motorola Solutions Inc.	253,246	14,678
*	Juniper Networks Inc.	519,549	9,212
*	F5 Networks Inc.	80,063	6,662
	Harris Corp.	115,095	5,770
*	JDS Uniphase Corp.	239,720	3,265
*	ViaSat Inc.	42,952	3,009
*	Brocade Communications Systems Inc.	445,576	2,420
*	Riverbed Technology Inc.	156,385	2,418
*	Polycom Inc.	180,186	2,042
	Plantronics Inc.	43,646	2,016
*	ARRIS Group Inc.	127,597	1,931
	InterDigital Inc.	41,910	1,927
*	Ciena Corp.	102,298	1,712
*	Aruba Networks Inc.	108,938	1,628
*	EchoStar Corp. Class A	40,923	1,625
	ADTRAN Inc.	60,851	1,407
*	NETGEAR Inc.	39,021	1,299
*	Finisar Corp.	95,057	1,245
*	Infinera Corp.	118,216	1,245
*	Palo Alto Networks Inc.	21,094	1,024
*	Ixia	49,200	773
	Tellabs Inc.	357,803	741
*	Harmonic Inc.	119,016	726
*	Sonus Networks Inc.	214,207	688
*	Emulex Corp.	91,221	568
	Comtech Telecommunications Corp.	17,681	467
	Black Box Corp.	16,740	450
*	Calix Inc.	35,299	370
*	Oplink Communications Inc.	18,065	307
*	Procera Networks Inc.	20,276	299
*	Extreme Networks	82,650	294
*	Globecomm Systems Inc.	21,365	274
*	Digi International Inc.	26,589	255
*	Anaren Inc.	9,976	240
*	ShoreTel Inc.	54,811	221
*	Symmetricom Inc.	42,557	210
	Bel Fuse Inc. Class B	9,156	146
*	Mitel Networks Corp.	22,338	80
*	Aviat Networks Inc.	147	—
^,* Oclaro Inc.		185	—
			316,148
Computers & Peripherals (19.3%)
	Apple Inc.	958,995	431,241

* EMC Corp.	2,151,869	53,280
Hewlett-Packard Co.	1,994,358	48,702
Dell Inc.	1,507,207	20,121
* SanDisk Corp.	246,633	14,556
Seagate Technology plc	329,416	14,191
Western Digital Corp.	220,885	13,986
* NetApp Inc.	368,149	13,817
* NCR Corp.	167,072	5,580
* 3D Systems Corp.	97,031	4,708
Diebold Inc.	61,600	1,984
Lexmark International Inc. Class A	64,413	1,965
* Synaptics Inc.	33,622	1,387
* Electronics for Imaging Inc.	47,598	1,328
* Fusion-io Inc.	73,850	1,069
* QLogic Corp.	95,422	929
* Cray Inc.	38,247	697
* Silicon Graphics International Corp.	29,884	451
* Intermec Inc.	43,159	426
* Quantum Corp.	246,631	382
* Super Micro Computer Inc.	32,001	330
* Avid Technology Inc.	29,332	187
* STEC Inc.	38,862	138
* Imation Corp.	30,596	126
* Intevac Inc.	56	—
		631,581
Electronic Equipment, Instruments & Components (4.1%)
Corning Inc.	1,501,745	23,082
TE Connectivity Ltd.	428,571	19,024
Amphenol Corp. Class A	162,837	12,685
* Trimble Navigation Ltd.	260,470	7,267
* Flextronics International Ltd.	668,891	4,990
* Avnet Inc.	140,831	4,811
* Arrow Electronics Inc.	108,456	4,312
Jabil Circuit Inc.	185,530	3,722
FLIR Systems Inc.	147,865	3,602
* Ingram Micro Inc.	154,159	2,946
National Instruments Corp.	100,704	2,860
FEI Co.	39,323	2,832
* Anixter International Inc.	28,184	2,163
IPG Photonics Corp.	34,044	2,019
Molex Inc.	68,632	2,014
* Vishay Intertechnology Inc.	134,455	1,958
Molex Inc. Class A	79,372	1,949
* Tech Data Corp.	38,789	1,944
Cognex Corp.	41,947	1,885
Littelfuse Inc.	24,040	1,767
* Itron Inc.	40,320	1,693
Dolby Laboratories Inc. Class A	47,126	1,649
Coherent Inc.	24,623	1,413
* Universal Display Corp.	40,043	1,193
* SYNNEX Corp.	28,575	1,159
* Sanmina Corp.	83,522	1,134
* OSI Systems Inc.	19,531	1,130
* Benchmark Electronics Inc.	56,711	1,106
* Plexus Corp.	35,794	1,044
MTS Systems Corp.	16,012	967
* ScanSource Inc.	28,271	903

*	Insight Enterprises Inc.	45,468	875
*	Rogers Corp.	17,056	789
*	Rofin-Sinar Technologies Inc.	28,680	767
*	RealD Inc.	45,757	690
*	Power-One Inc.	104,927	664
*	Measurement Specialties Inc.	14,810	658
*	FARO Technologies Inc.	17,522	656
	AVX Corp.	51,861	621
	Badger Meter Inc.	13,875	618
	Methode Electronics Inc.	37,989	598
*	Checkpoint Systems Inc.	39,176	535
*	Newport Corp.	39,170	516
*	InvenSense Inc.	38,671	498
	Park Electrochemical Corp.	20,161	487
*	TTM Technologies Inc.	54,001	436
	Daktronics Inc.	38,694	397
*	Fabrinet	26,587	386
	CTS Corp.	31,554	379
*	DTS Inc.	18,978	375
	Electro Scientific Industries Inc.	30,445	346
	Electro Rent Corp.	18,507	315
*	Mercury Systems Inc.	32,680	286
*	GSI Group Inc.	27,840	227
*	Kemet Corp.	45,345	208
*	Maxwell Technologies Inc.	28,647	207
*	Zygo Corp.	12,246	195
*	Agilysys Inc.	16,358	187
*	Uni-Pixel Inc.	11,194	170
*	Multi-Fineline Electronix Inc.	9,571	152
*	Aeroflex Holding Corp.	18,079	143
*	Audience Inc.	9,573	134
*	Echelon Corp.	82	—
			134,738
Internet Software & Services (14.0%)
*	Google Inc. Class A	273,174	237,773
*	eBay Inc.	1,191,667	64,469
*	Facebook Inc. Class A	1,634,068	39,790
*	Yahoo! Inc.	1,012,642	26,632
*	LinkedIn Corp. Class A	91,332	15,301
*	Equinix Inc.	49,828	10,097
*	Akamai Technologies Inc.	181,900	8,389
*	VeriSign Inc.	155,583	7,319
*	Rackspace Hosting Inc.	119,688	4,492
	MercadoLibre Inc.	33,992	3,896
	IAC/InterActiveCorp	80,027	3,880
*	CoStar Group Inc.	28,981	3,240
	AOL Inc.	78,690	2,727
*	ValueClick Inc.	73,437	1,934
	j2 Global Inc.	39,813	1,628
*	OpenTable Inc.	22,259	1,485
*	Cornerstone OnDemand Inc.	36,353	1,477
^,* VistaPrint NV		30,965	1,423
*	Dealertrack Technologies Inc.	43,731	1,410
*	Zillow Inc. Class A	20,274	1,138
*	WebMD Health Corp.	35,634	1,052
	NIC Inc.	62,727	1,049
*	Liquidity Services Inc.	25,815	1,033

*	Web.com Group Inc.	40,030	840
*	SPS Commerce Inc.	15,073	813
*	ExactTarget Inc.	34,984	805
*	Angie's List Inc.	32,558	764
*	Yelp Inc.	25,187	751
*	Trulia Inc.	23,905	735
*	Blucora Inc.	39,888	728
*	Monster Worldwide Inc.	119,173	659
*	comScore Inc.	32,673	646
	EarthLink Inc.	106,051	629
*	Bankrate Inc.	40,762	583
	United Online Inc.	84,481	575
*	Digital River Inc.	32,358	565
*	LogMeIn Inc.	21,926	558
*	Stamps.com Inc.	14,443	551
*	Envestnet Inc.	21,526	495
*	LivePerson Inc.	51,785	478
*	Constant Contact Inc.	31,848	475
*	SciQuest Inc.	19,329	444
*	Perficient Inc.	32,798	413
*	Dice Holdings Inc.	45,738	413
*	Internap Network Services Corp.	48,813	390
*	Move Inc.	33,854	386
*	Demandware Inc.	12,066	369
*	Responsys Inc.	37,302	365
*	Bazaarvoice Inc.	39,368	295
*	Active Network Inc.	40,798	273
*	XO Group Inc.	25,433	263
*	Demand Media Inc.	30,356	260
*	IntraLinks Holdings Inc.	39,514	243
*	QuinStreet Inc.	30,111	233
*	Travelzoo Inc.	8,087	232
*	Millennial Media Inc.	27,973	221
	Keynote Systems Inc.	16,183	204
*	Brightcove Inc.	24,116	180
*	Vocus Inc.	20,098	176
*	RealNetworks Inc.	23,099	168
*	Limelight Networks Inc.	66,453	158
	Marchex Inc. Class B	25,684	149
*	E2open Inc.	8,926	130
*	Carbonite Inc.	7,646	81
*	TechTarget Inc.	15,728	70
			459,400
IT Services (19.5%)
	International Business Machines Corp.	1,081,298	224,932
	Visa Inc. Class A	540,723	96,324
	Mastercard Inc. Class A	108,431	61,833
	Accenture plc Class A	658,058	54,033
	Automatic Data Processing Inc.	495,432	34,046
*	Cognizant Technology Solutions Corp. Class A	308,322	19,933
	Fidelity National Information Services Inc.	300,280	13,483
	Paychex Inc.	333,826	12,428
*	Fiserv Inc.	136,114	11,864
	Western Union Co.	580,126	9,502
*	Teradata Corp.	169,015	9,423
*	Alliance Data Systems Corp.	50,841	9,003
	Computer Sciences Corp.	156,508	6,982

* FleetCor Technologies Inc.	66,161	5,761
* Gartner Inc.	95,930	5,431
SAIC Inc.	296,359	4,297
Total System Services Inc.	171,326	4,028
Jack Henry & Associates Inc.	83,672	3,927
Global Payments Inc.	80,706	3,871
Broadridge Financial Solutions Inc.	125,063	3,394
* NeuStar Inc. Class A	67,842	3,288
Lender Processing Services Inc.	86,929	2,876
* WEX Inc.	37,709	2,786
MAXIMUS Inc.	34,963	2,609
* VeriFone Systems Inc.	110,726	2,583
* CoreLogic Inc./United States	89,847	2,354
* Vantiv Inc. Class A	85,595	2,278
DST Systems Inc.	31,562	2,152
Convergys Corp.	108,297	1,968
* Acxiom Corp.	76,654	1,686
* Sapient Corp.	112,722	1,452
* Euronet Worldwide Inc.	46,854	1,429
* CACI International Inc. Class A	22,192	1,423
* Cardtronics Inc.	45,785	1,306
Heartland Payment Systems Inc.	38,328	1,229
Syntel Inc.	17,266	1,103
* Unisys Corp.	45,114	932
* ExlService Holdings Inc.	31,266	917
* CSG Systems International Inc.	34,684	750
Booz Allen Hamilton Holding Corp.	41,521	724
ManTech International Corp. Class A	24,198	655
* Sykes Enterprises Inc.	40,489	640
* TeleTech Holdings Inc.	24,576	553
* iGATE Corp.	32,152	467
* MoneyGram International Inc.	23,656	466
* Virtusa Corp.	19,583	459
Cass Information Systems Inc.	10,117	454
* Global Cash Access Holdings Inc.	63,828	421
Forrester Research Inc.	11,345	411
* ServiceSource International Inc.	50,170	409
Computer Task Group Inc.	15,150	338
* EPAM Systems Inc.	13,780	319
* Higher One Holdings Inc.	26,432	288
* CIBER Inc.	70,254	287
* ModusLink Global Solutions Inc.	94	—
		636,507
Office Electronics (0.4%)
Xerox Corp.	1,185,990	10,425
* Zebra Technologies Corp.	52,266	2,386
		12,811
Semiconductors & Semiconductor Equipment (12.3%)
Intel Corp.	5,051,166	122,642
Texas Instruments Inc.	1,128,391	40,498
Broadcom Corp. Class A	528,344	18,973
Applied Materials Inc.	1,224,046	18,605
Analog Devices Inc.	312,112	14,335
* Micron Technology Inc.	1,042,871	12,181
Xilinx Inc.	267,482	10,873
Altera Corp.	326,034	10,821

KLA-Tencor Corp.	169,375	9,534
Avago Technologies Ltd. Class A	251,636	9,489
NVIDIA Corp.	637,223	9,233
Linear Technology Corp.	237,303	8,899
Maxim Integrated Products Inc.	298,918	8,815
* Lam Research Corp.	165,598	7,747
* Cree Inc.	118,968	7,418
Microchip Technology Inc.	199,319	7,271
Marvell Technology Group Ltd.	466,437	5,056
* Skyworks Solutions Inc.	195,789	4,671
* LSI Corp.	566,355	4,191
* ON Semiconductor Corp.	458,812	3,927
* Atmel Corp.	449,995	3,541
* Teradyne Inc.	192,772	3,458
* First Solar Inc.	62,608	3,405
* Advanced Micro Devices Inc.	621,211	2,485
* Semtech Corp.	67,649	2,472
* Microsemi Corp.	92,622	2,031
* Fairchild Semiconductor International Inc. Class A	129,907	1,885
* MEMC Electronic Materials Inc.	224,128	1,809
* Hittite Microwave Corp.	32,239	1,750
* Silicon Laboratories Inc.	40,717	1,749
* Veeco Instruments Inc.	40,319	1,709
* Cavium Inc.	51,604	1,691
Cypress Semiconductor Corp.	142,811	1,605
* RF Micro Devices Inc.	286,746	1,583
ASML Holding NV	19,395	1,576
* International Rectifier Corp.	71,065	1,562
MKS Instruments Inc.	54,154	1,524
* Entegris Inc.	140,853	1,468
* Integrated Device Technology Inc.	148,466	1,265
Power Integrations Inc.	29,538	1,261
* PMC - Sierra Inc.	205,618	1,236
* Cirrus Logic Inc.	66,902	1,221
* TriQuint Semiconductor Inc.	169,863	1,196
Tessera Technologies Inc.	53,234	1,105
Intersil Corp. Class A	130,650	1,071
* Freescale Semiconductor Ltd.	64,233	1,023
* Ultratech Inc.	27,766	1,012
* OmniVision Technologies Inc.	54,677	1,010
* Kulicke & Soffa Industries Inc.	76,692	951
* Diodes Inc.	37,491	885
* Rambus Inc.	108,688	856
* Cabot Microelectronics Corp.	23,591	843
* Spansion Inc. Class A	61,355	841
* SunPower Corp. Class A	42,953	829
Monolithic Power Systems Inc.	32,672	803
* ATMI Inc.	32,677	780
Brooks Automation Inc.	67,660	721
* Advanced Energy Industries Inc.	37,134	683
* Lattice Semiconductor Corp.	119,813	617
* GT Advanced Technologies Inc.	123,253	548
* Magnachip Semiconductor Corp.	29,489	546
* Silicon Image Inc.	85,506	521
* Applied Micro Circuits Corp.	67,410	520
Micrel Inc.	50,129	499
* Photronics Inc.	61,304	468

*	Exar Corp.	39,583	446
*	Rudolph Technologies Inc.	32,839	403
*	Ceva Inc.	22,958	385
*	Entropic Communications Inc.	87,589	375
*	Volterra Semiconductor Corp.	25,365	357
*	FormFactor Inc.	55,172	325
*	Nanometrics Inc.	22,427	324
*	Amkor Technology Inc.	70,112	318
*	Integrated Silicon Solution Inc.	28,475	308
	IXYS Corp.	26,312	300
*	LTX-Credence Corp.	48,169	273
	Cohu Inc.	23,760	263
*	NVE Corp.	5,024	260
*	Kopin Corp.	66,425	236
	Supertex Inc.	10,379	230
*	Ambarella Inc.	13,756	222
*	Inphi Corp.	18,933	193
*	Peregrine Semiconductor Corp.	17,832	193
*	M/A-COM Technology Solutions Holdings Inc.	11,740	164
*	Pericom Semiconductor Corp.	22,455	157
*	Intermolecular Inc.	18,215	156
^,* Rubicon Technology Inc.		18,129	154
*	Sigma Designs Inc.	33,355	153
*	Alpha & Omega Semiconductor Ltd.	18,481	146
*	STR Holdings Inc.	8,167	25
*	MaxLinear Inc.	54	—
			402,159
Software (20.7%)
	Microsoft Corp.	8,125,416	283,415
	Oracle Corp.	3,868,104	130,587
*	Salesforce.com Inc.	567,430	24,019
*	Adobe Systems Inc.	485,948	20,852
	Intuit Inc.	287,176	16,783
*	Symantec Corp.	702,880	15,737
*	Citrix Systems Inc.	190,119	12,234
*	Red Hat Inc.	197,024	9,502
	CA Inc.	325,415	8,887
*	Autodesk Inc.	229,109	8,644
*	ANSYS Inc.	94,885	7,069
*	Electronic Arts Inc.	305,996	7,035
	Activision Blizzard Inc.	456,492	6,587
*	VMware Inc. Class A	85,111	6,053
*	BMC Software Inc.	131,153	5,941
*	Synopsys Inc.	156,917	5,720
*	Nuance Communications Inc.	258,626	4,914
*	Cadence Design Systems Inc.	286,806	4,339
	FactSet Research Systems Inc.	43,030	4,225
*	Informatica Corp.	110,786	4,028
*	Concur Technologies Inc.	47,966	3,872
	Solera Holdings Inc.	70,653	3,870
*	MICROS Systems Inc.	80,829	3,411
*	TIBCO Software Inc.	157,814	3,366
*	Ultimate Software Group Inc.	28,107	3,128
*	CommVault Systems Inc.	44,314	3,102
*	PTC Inc.	122,749	3,082
*	Aspen Technology Inc.	95,710	2,931
*	SolarWinds Inc.	68,896	2,904

* Rovi Corp.	105,870	2,731
* QLIK Technologies Inc.	88,150	2,711
* Fortinet Inc.	140,111	2,699
* NetSuite Inc.	29,988	2,627
* Workday Inc. Class A	38,315	2,461
* Compuware Corp.	218,266	2,451
* Tyler Technologies Inc.	30,535	2,107
* Splunk Inc.	44,617	2,086
* Zynga Inc. Class A	581,209	1,976
* SS&C Technologies Holdings Inc.	62,176	1,967
* ACI Worldwide Inc.	40,498	1,884
Mentor Graphics Corp.	96,961	1,841
* Verint Systems Inc.	53,744	1,804
Fair Isaac Corp.	35,802	1,757
* Sourcefire Inc.	30,960	1,733
* ServiceNow Inc.	44,676	1,642
* TiVo Inc.	126,427	1,636
* Guidewire Software Inc.	39,739	1,628
* Manhattan Associates Inc.	20,393	1,530
Blackbaud Inc.	46,286	1,404
* Take-Two Interactive Software Inc.	83,869	1,396
* Progress Software Corp.	56,009	1,317
* Advent Software Inc.	33,614	1,115
* Bottomline Technologies de Inc.	38,446	1,062
* VirnetX Holding Corp.	44,375	1,051
* Synchronoss Technologies Inc.	31,755	996
* Websense Inc.	37,395	929
* Netscout Systems Inc.	36,273	883
* RealPage Inc.	46,350	883
Monotype Imaging Holdings Inc.	38,043	866
* MicroStrategy Inc. Class A	9,328	853
* Interactive Intelligence Group Inc.	15,997	803
Ebix Inc.	38,701	768
* BroadSoft Inc.	27,126	752
* Comverse Inc.	22,682	677
* PROS Holdings Inc.	22,695	657
* Imperva Inc.	15,959	636
* Infoblox Inc.	24,653	600
* Ellie Mae Inc.	25,360	568
Pegasystems Inc.	17,307	560
* Accelrys Inc.	56,665	473
* Tangoe Inc.	28,764	429
EPIQ Systems Inc.	32,847	398
* Jive Software Inc.	23,547	398
* Seachange International Inc.	30,021	323
* Actuate Corp.	47,480	320
* Proofpoint Inc.	14,835	300
* Net 1 UEPS Technologies Inc.	40,718	294
* VASCO Data Security International Inc.	31,466	264
ePlus Inc.	4,977	248
* Vringo Inc.	75,508	235
* Rosetta Stone Inc.	13,175	224
* Qualys Inc.	14,446	202
* Telenav Inc.	17,695	90
* TeleCommunication Systems Inc. Class A	120	—
		678,482

Total Common Stocks (Cost $2,656,494)			3,273,741
	Coupon
Temporary Cash Investment (0.0%)
[1,2] Vanguard Market Liquidity Fund (Cost $620)	0.136%	620,000	620
Total Investments (100.1%) (Cost $2,657,114)			3,274,361
Other Assets and Liabilities-Net (-0.1%)[2]			(2,020)
Net Assets (100%)			3,272,341
Securities with a market value of less than $500 are displayed with a dash.

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $591,000.

* Non-income-producing security.

1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

2 Includes $620,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $2,657,114,000. Net unrealized appreciation of investment securities for tax purposes was $617,247,000, consisting of unrealized gains of $707,820,000 on securities that had risen in value since their purchase and $90,573,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Materials Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.0%)
Chemicals (66.7%)
Monsanto Co.	708,428	71,296
EI du Pont de Nemours & Co.	1,237,287	69,028
Dow Chemical Co.	1,594,924	54,961
Praxair Inc.	392,192	44,839
^ LyondellBasell Industries NV Class A	571,569	38,095
Ecolab Inc.	351,456	29,688
PPG Industries Inc.	189,080	29,045
Air Products & Chemicals Inc.	274,916	25,955
Mosaic Co.	393,145	23,911
Sherwin-Williams Co.	116,391	21,943
CF Industries Holdings Inc.	83,386	15,923
Eastman Chemical Co.	203,801	14,617
Sigma-Aldrich Corp.	159,442	13,339
FMC Corp.	182,310	11,433
Celanese Corp. Class A	211,414	10,433
Airgas Inc.	90,503	9,312
Ashland Inc.	99,299	8,830
International Flavors & Fragrances Inc.	107,869	8,661
Valspar Corp.	113,067	8,104
* WR Grace & Co.	95,055	8,033
Albemarle Corp.	117,561	7,867
Rockwood Holdings Inc.	99,517	6,634
RPM International Inc.	175,183	5,804
Huntsman Corp.	269,939	5,250
Cytec Industries Inc.	56,367	4,029
Axiall Corp.	92,408	3,987
NewMarket Corp.	14,208	3,896
Cabot Corp.	84,399	3,455
PolyOne Corp.	125,026	3,212
* Chemtura Corp.	129,755	2,975
HB Fuller Co.	66,950	2,783
Sensient Technologies Corp.	66,130	2,729
Scotts Miracle-Gro Co. Class A	57,411	2,714
Olin Corp.	106,121	2,646
Westlake Chemical Corp.	26,484	2,474
Minerals Technologies Inc.	46,418	1,977
Tronox Ltd. Class A	82,186	1,897
Balchem Corp.	39,240	1,884
Innophos Holdings Inc.	29,141	1,474
Intrepid Potash Inc.	74,997	1,409
Stepan Co.	24,824	1,341
* Calgon Carbon Corp.	71,378	1,289
* OM Group Inc.	43,400	1,273
Innospec Inc.	30,925	1,269
Quaker Chemical Corp.	17,492	1,133
Koppers Holdings Inc.	27,463	1,131
A Schulman Inc.	39,077	1,129
* Flotek Industries Inc.	63,213	1,099
American Vanguard Corp.	31,664	965

* Kraton Performance Polymers Inc.	43,165	895
* LSB Industries Inc.	25,617	865
* Ferro Corp.	110,691	759
Tredegar Corp.	30,320	757
Kronos Worldwide Inc.	31,449	532
* Zoltek Cos. Inc.	39,714	508
Hawkins Inc.	12,695	506
* OMNOVA Solutions Inc.	62,089	460
Zep Inc.	25,111	416
FutureFuel Corp.	25,825	361
* Arabian American Development Co.	24,037	178
		603,408
Construction Materials (2.5%)
Vulcan Materials Co.	172,335	9,234
Martin Marietta Materials Inc.	60,730	6,621
Eagle Materials Inc.	62,181	4,586
* Texas Industries Inc.	18,620	1,329
* Headwaters Inc.	95,840	1,017
* United States Lime & Minerals Inc.	2,122	106
		22,893
Containers & Packaging (8.4%)
Rock Tenn Co. Class A	95,085	9,392
MeadWestvaco Corp.	232,601	8,141
Ball Corp.	187,959	8,112
* Crown Holdings Inc.	189,575	8,029
Packaging Corp. of America	129,975	6,369
Sealed Air Corp.	244,774	5,879
* Owens-Illinois Inc.	206,355	5,664
Bemis Co. Inc.	136,318	5,337
Aptargroup Inc.	87,655	4,972
Sonoco Products Co.	133,747	4,684
Silgan Holdings Inc.	58,969	2,758
* Graphic Packaging Holding Co.	253,022	1,946
Greif Inc. Class A	33,543	1,748
* Berry Plastics Group Inc.	74,887	1,573
Boise Inc.	128,158	1,033
Myers Industries Inc.	36,103	531
		76,168
Metals & Mining (17.4%)
Freeport-McMoRan Copper & Gold Inc.	1,369,739	42,530
Newmont Mining Corp.	657,759	22,548
Nucor Corp.	420,681	18,725
Alcoa Inc.	1,416,058	12,037
Reliance Steel & Aluminum Co.	101,101	6,649
Royal Gold Inc.	85,229	4,667
Steel Dynamics Inc.	291,783	4,476
Allegheny Technologies Inc.	142,303	3,923
Compass Minerals International Inc.	44,242	3,861
Cliffs Natural Resources Inc.	200,588	3,619
^ United States Steel Corp.	190,983	3,378
Carpenter Technology Corp.	66,376	3,197
Worthington Industries Inc.	70,217	2,414
Commercial Metals Co.	146,675	2,262
* Stillwater Mining Co.	154,726	1,855
* Coeur Mining Inc.	120,674	1,712
Kaiser Aluminum Corp.	25,602	1,624

*	SunCoke Energy Inc.		93,596	1,451
	Hecla Mining Co.		378,683	1,450
	Walter Energy Inc.		83,556	1,425
^,* Molycorp Inc.			175,026	1,150
*	RTI International Metals Inc.		38,556	1,119
	Globe Specialty Metals Inc.		89,785	1,102
	AMCOL International Corp.		34,314	1,097
*	Allied Nevada Gold Corp.		130,706	1,009
	Schnitzer Steel Industries Inc.		34,064	841
	Haynes International Inc.		16,546	810
	Materion Corp.		25,953	773
*	McEwen Mining Inc.		297,298	758
*	Century Aluminum Co.		71,982	713
*	Horsehead Holding Corp.		59,552	685
	US Silica Holdings Inc.		28,462	629
^,* AK Steel Holding Corp.			179,513	623
^	Gold Resource Corp.		44,727	429
*	AM Castle & Co.		21,438	379
	Olympic Steel Inc.		12,479	316
*	Paramount Gold and Silver Corp.		169,218	254
	Noranda Aluminum Holding Corp.		46,241	187
*	General Moly Inc.		79,879	172
*	Midway Gold Corp.		32,190	35
*	Golden Minerals Co.		12,948	23
				156,907
Paper & Forest Products (5.0%)
	International Paper Co.		555,001	25,613
	Domtar Corp.		46,145	3,344
*	Louisiana-Pacific Corp.		185,119	3,253
	Schweitzer-Mauduit International Inc.		41,634	2,001
	Buckeye Technologies Inc.		51,738	1,928
*	Resolute Forest Products Inc.		125,455	1,910
	KapStone Paper and Packaging Corp.		56,633	1,643
	PH Glatfelter Co.		57,319	1,418
*	Clearwater Paper Corp.		27,365	1,309
	Deltic Timber Corp.		15,234	961
	Neenah Paper Inc.		21,407	672
	Wausau Paper Corp.		52,197	610
*	Mercer International Inc.		51,655	355
				45,017
Total Common Stocks (Cost $859,057)				904,393
		Coupon
Temporary Cash Investment (3.2%)
[1,2] Vanguard Market Liquidity Fund (Cost $29,116)
		0.136%	29,116,100	29,116
Total Investments (103.2%) (Cost $888,173)				933,509
Other Assets and Liabilities-Net (-3.2%)[2]				(29,141)
Net Assets (100%)				904,368

^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $28,074,000.
* Non-income-producing security.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $29,116,000 of collateral received for securities on loan.

Materials Index Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $888,173,000. Net unrealized appreciation of investment securities for tax purposes was $45,336,000, consisting of unrealized gains of $168,933,000 on securities that had risen in value since their purchase and $123,597,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Telecommunication Services Index Fund

Schedule of Investments
As of May 31, 2013

			Market
			Value
		Shares	($000)
Common Stocks (100.8%)
Diversified Telecommunication Services (74.8%)
	Alternative Carriers (13.3%)
*	tw telecom inc Class A	453,529	12,939
*	Level 3 Communications Inc.	536,934	11,507
	Cogent Communications Group Inc.	370,338	10,181
*	Vonage Holdings Corp.	3,254,785	8,918
*	inContact Inc.	1,225,398	8,896
	Lumos Networks Corp.	637,649	8,761
*	Premiere Global Services Inc.	720,518	8,682
*	Iridium Communications Inc.	842,435	6,007
*	8x8 Inc.	693,229	5,733

	Integrated Telecommunication Services (61.5%)
	AT&T Inc.	3,902,350	136,543
	Verizon Communications Inc.	2,816,299	136,534
	CenturyLink Inc.	768,806	26,255
	Windstream Corp.	1,528,541	12,274
	Frontier Communications Corp.	2,756,334	11,411
	IDT Corp. Class B	545,471	9,486
	Consolidated Communications Holdings Inc.	509,432	8,671
	Atlantic Tele-Network Inc.	170,240	8,473
*	Cbeyond Inc.	933,806	8,021
*	General Communication Inc. Class A	811,558	7,053
*	Cincinnati Bell Inc.	1,734,405	5,966
	Alaska Communications Systems Group Inc.	2,042,797	3,350
*,^ Elephant Talk Communications Corp.		3,824,725	2,830
*	Hawaiian Telcom Holdco Inc.	71,914	1,853
			460,344
Wireless Telecommunication Services (26.0%)
	Wireless Telecommunication Services (26.0%)
*	Sprint Nextel Corp.	3,892,213	28,413
*	Crown Castle International Corp.	388,889	27,708
*	SBA Communications Corp. Class A	282,613	21,272
*	Clearwire Corp. Class A	3,158,838	14,152
*	T-Mobile US Inc.	585,617	12,550
	Telephone & Data Systems Inc.	433,035	10,068
*,^ NII Holdings Inc.		1,156,840	8,919
	Shenandoah Telecommunications Co.	516,343	8,592
*	United States Cellular Corp.	155,278	6,165
	USA Mobility Inc.	453,264	6,110
*	Leap Wireless International Inc.	981,967	5,548
	NTELOS Holdings Corp.	327,684	5,364
*	Boingo Wireless Inc.	716,800	5,197
			160,058
Total Common Stocks (Cost $622,353)			620,402

	Coupon
Temporary Cash Investment (0.6%)
Money Market Fund (0.6%)
[1,2] Vanguard Market Liquidity Fund (Cost $3,632)
	0.136%	3,631,656	3,632
Total Investments (101.4%) (Cost $625,985)			624,034
Other Assets and Liabilities-Net (-1.4%)[2]			(8,603)
Net Assets (100%)			615,431

* Non-income-producing security.
^ Part of security position is on loan to broker-dealers. The total value of securities on loan is $2,741,000.
1 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
2 Includes $3,127,000 of collateral received for securities on loan.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. The fund has invested in a company that is considered to be an affiliated company of the fund because the fund owns more than 5% of the outstanding voting securities of the company. Transactions during the period in securities of this company were as follows:

			Current Period Transactions
			Proceeds
	Aug. 31, 2012		from		Mar. 31, 2013
	Market	Purchases	Securities	Dividend	Market
	Value	at Cost	Sold	Income	Value
	($000)	($000)	($000)	($000)	($000)
Alaska Communications Systems	5,896	1,880	3,258	137	NA1
Group Inc.

1 Not applicable - At May 31, 2013, the security was still held, but the issuer was no longer an affiliated company of the fund.

D. At May 31, 2013, the cost of investment securities for tax purposes was $625,985,000. Net unrealized depreciation of investment securities for tax purposes was $1,951,000, consisting of

Telecommunication Services Index Fund

unrealized gains of $54,397,000 on securities that had risen in value since their purchase and $56,348,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Utilities Index Fund

Schedule of Investments
As of May 31, 2013

		Market
		Value
	Shares	($000)
Common Stocks (100.1%)
Electric Utilities (52.9%)
Duke Energy Corp.	2,235,454	149,619
Southern Co.	2,756,813	121,024
NextEra Energy Inc.	1,344,790	101,693
Exelon Corp.	2,712,486	85,009
American Electric Power Co. Inc.	1,540,770	70,598
PPL Corp.	1,849,008	54,916
FirstEnergy Corp.	1,326,734	51,756
Edison International	981,936	45,110
Xcel Energy Inc.	1,549,089	44,490
Northeast Utilities	997,160	41,552
Entergy Corp.	564,918	38,912
OGE Energy Corp.	313,339	21,266
Pinnacle West Capital Corp.	348,160	19,664
NV Energy Inc.	745,211	17,468
Pepco Holdings Inc.	729,841	15,159
ITC Holdings Corp.	165,928	14,364
Westar Energy Inc.	402,217	12,758
Great Plains Energy Inc.	487,067	10,993
Cleco Corp.	193,044	8,786
Hawaiian Electric Industries Inc.	331,654	8,679
IDACORP Inc.	158,993	7,509
Portland General Electric Co.	239,663	7,295
UIL Holdings Corp.	160,730	6,262
UNS Energy Corp.	131,281	6,155
PNM Resources Inc.	252,686	5,665
ALLETE Inc.	112,716	5,334
El Paso Electric Co.	127,607	4,567
MGE Energy Inc.	73,294	3,912
Empire District Electric Co.	134,853	2,930
Otter Tail Corp.	104,222	2,847
Unitil Corp.	42,011	1,180
		987,472
Gas Utilities (7.6%)
ONEOK Inc.	650,376	29,358
AGL Resources Inc.	373,877	15,826
National Fuel Gas Co.	225,069	13,774
UGI Corp.	359,044	13,712
Questar Corp.	555,640	13,508
Atmos Energy Corp.	286,934	12,115
Piedmont Natural Gas Co. Inc.	242,743	8,202
WGL Holdings Inc.	163,820	7,031
Southwest Gas Corp.	146,805	6,951
New Jersey Resources Corp.	132,625	6,019
South Jersey Industries Inc.	100,793	5,888
Laclede Group Inc.	94,526	4,474
Northwest Natural Gas Co.	85,908	3,671
Chesapeake Utilities Corp.	30,858	1,634
		142,163

Independent Power Producers & Energy Traders (4.3%)
NRG Energy Inc.	1,025,234	26,164
AES Corp.	2,011,018	24,534
* Calpine Corp.	1,158,024	23,520
* Dynegy Inc.	142,765	3,479
Ormat Technologies Inc.	50,803	1,159
Genie Energy Ltd. Class B	47,359	407
		79,263
Multi-Utilities (32.8%)
Dominion Resources Inc.	1,828,340	103,393
PG&E Corp.	1,391,991	62,514
Sempra Energy	733,173	59,607
Public Service Enterprise Group Inc.	1,605,084	53,032
Consolidated Edison Inc.	929,102	53,024
DTE Energy Co.	547,383	36,461
CenterPoint Energy Inc.	1,291,665	29,941
Wisconsin Energy Corp.	726,525	29,649
NiSource Inc.	987,211	28,363
Ameren Corp.	769,709	26,201
CMS Energy Corp.	843,661	22,737
SCANA Corp.	399,077	20,129
Alliant Energy Corp.	352,079	17,343
MDU Resources Group Inc.	569,101	14,717
Integrys Energy Group Inc.	248,653	14,305
TECO Energy Inc.	654,689	11,529
Vectren Corp.	260,721	8,953
Black Hills Corp.	133,259	6,326
Avista Corp.	189,871	5,071
NorthWestern Corp.	118,113	4,862
CH Energy Group Inc.	47,476	3,073
a		611,230
Water Utilities (2.5%)
American Water Works Co. Inc.	562,789	22,478
Aqua America Inc.	445,238	13,842
American States Water Co.	61,075	3,245
California Water Service Group	148,731	2,934
SJW Corp.	44,691	1,209
Connecticut Water Service Inc.	34,224	971
Middlesex Water Co.	50,414	971
York Water Co.	30,797	588
		46,238
Total Investments (100.1%) (Cost $1,787,827)		1,866,366
Other Assets and Liabilities-Net (-0.1%)		(946)
Net Assets (100%)		1,865,420
* Non-income-producing security.

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.

Utilities Index Fund

B. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments).

At May 31, 2013, 100% of the market value of the fund's investments was determined based on Level 1 inputs.

C. At May 31, 2013, the cost of investment securities for tax purposes was $1,787,827,000. Net unrealized appreciation of investment securities for tax purposes was $78,539,000, consisting of unrealized gains of $170,676,000 on securities that had risen in value since their purchase and $92,137,000 in unrealized losses on securities that had fallen in value since their purchase.

Item 2: Controls and Procedures

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3: Exhibits

(a) Certifications

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD WORLD FUND

By:	/s/ F. WILLIAM MCNABB III*
F. WILLIAM MCNABB III
CHIEF EXECUTIVE OFFICER

Date: July 19, 2013

VANGUARD WORLD FUND

By:	/s/ THOMAS J. HIGGINS*
THOMAS J. HIGGINS
CHIEF FINANCIAL OFFICER

Date: July 19, 2013

* By:/s/ Heidi Stam

Heidi Stam, pursuant to a Power of Attorney filed on March 27, 2012 see file Number 2-11444, Incorporated by Reference.